                                   PROSPECTUS
                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                             IN CONNECTION WITH ITS
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                               350 CHURCH STREET
                               HARTFORD, CT 06103
                             ADMINISTRATIVE OFFICE
                                 P.O. BOX 5048
                            HARTFORD, CT 06102-5048
                                 1-800-444-2363

    This prospectus describes Lincoln MoneyGuard-Registered Trademark- ("LMG-VUL") Flexible Premium Variable Universal Life Insurance Policies (the "Policies") offered by The Lincoln National Life Insurance Company ("we", "us", or "Lincoln Life") for prospective insured persons ages 30-75. We require you to pay at least $10,000 in Initial Premium. Subject to certain restrictions, however, you may pay additional Premiums and increase or decrease the level of life insurance benefits under your Policy.

    You may also choose one or more of our Long-Term/Convalescent Care Benefits Riders. These Riders provide primarily for the reimbursement of certain care expenses during the life of the Insured if he or she becomes Chronically Ill, as defined in the Riders. The total benefits payable, under our base Rider equals the Death Benefit under your Policy, less any loans. You may also purchase extended coverage. Payment of benefits under the base Rider reduces the Death Benefit payable by an equal amount. The Long-Term/Convalescent Care Benefits Riders are described in "Policy Benefits and Rights" of this Prospectus.

    You also may choose our Guarantee Enhancement Rider. While this Rider is in effect, your Policy will remain in force at a reduced level of coverage if the Surrender Value no longer is sufficient to pay the monthly charges.

    Review your personal financial and long-term care objectives and discuss them with a qualified financial counselor before you buy this Policy, or any variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy depends on the investment results of the funding options you select.

    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. Variable policies provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

    The Policy is a modified endowment contract for Federal income tax purposes, except in certain cases described in "Federal Tax Considerations." A loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the Policy. Any taxable withdrawal will also be subject to an additional ten percent penalty tax, with certain exceptions.

    [Please note: The Table of Contents may be found on Pages 9-10.]

                            (CONTINUED ON NEXT PAGE)
--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS AUGUST 31, 2001.

    The Policy currently offers forty-four investment options, each of which is a Sub-Account of the Lincoln Life Flexible Premium Variable Life Account M (the "Variable Account"). Each Sub-Account invests exclusively in shares of one of the following Portfolios:

                          AIM VARIABLE INSURANCE FUNDS

- AIM V.I. Growth Fund (Series I)

- AIM V.I. International Equity Fund (Series I)

- AIM V.I. Value Fund (Series I)

          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (ALLIANCE VPS)

- Alliance VPS Growth and Income Portfolio (Class A)

- Alliance VPS Premier Growth Portfolio (Class A)

- Alliance VPS Alliance Bernstein Small Cap Value Portfolio (Class A)

- Alliance VPS Technology Portfolio (Class A)

                  AMERICAN FUNDS INSURANCE SERIES (ALSO KNOWN
                     AS AMERICAN VARIABLE INSURANCE SERIES)

- AFIS Global Small Capitalization Fund (Class 2)

- AFIS Growth Fund (Class 2)

- AFIS Growth-Income Fund (Class 2)

- AFIS International Fund (Class 2)

                          DELAWARE GROUP PREMIUM FUND

- Delaware GPF Growth and Income Series (Standard Class)

- Delaware GPF High Yield Series (Standard Class)

- Delaware GPF REIT Series (Standard Class)

- Delaware GPF Small Cap Value Series (Standard Class)

- Delaware GPF Trend Series (Standard Class)

- Delaware GPF U.S. Growth Series (Standard Class)

                   DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
                      (FORMERLY BT INSURANCE FUNDS TRUST)

- Deutsche VIT EAFE-Registered Trademark- Equity Index Fund

- Deutsche VIT Equity 500 Index Fund

- Deutsche VIT Small Cap Index Fund

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

- Fidelity VIP Contrafund Portfolio (Service Class)

- Fidelity VIP Equity-Income Portfolio (Service Class)

- Fidelity VIP Growth Portfolio (Service Class)

- Fidelity VIP Overseas Portfolio (Service Class)

                          FRANKLIN TEMPLETON VARIABLE
                            INSURANCE PRODUCTS TRUST

- FTVIP Franklin Small Cap Fund (Class 1)

- FTVIP Templeton Growth Securities Fund (Class 1)

                               JANUS ASPEN SERIES

- Janus Aspen Series Aggressive Growth Portfolio (Service Shares)

- Janus Aspen Series Series Balanced Portfolio (Service Shares)

- Janus Aspen Series Series Worldwide Growth Portfolio (Service Shares)

                         LINCOLN NATIONAL ("LN") FUNDS

- Lincoln National Aggressive Growth Fund, Inc.

- Lincoln National Bond Fund, Inc.

- Lincoln National Capital Appreciation Fund, Inc.

- Lincoln National Global Asset Allocation Fund, Inc.

- Lincoln National International Fund, Inc.

- Lincoln National Money Market Fund, Inc.

- Lincoln National Social Awareness Fund, Inc.

               MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

- MFS-Registered Trademark- VIT Capital Opportunities Series (Initial Class)

- MFS-Registered Trademark- VIT Emerging Growth Series (Initial Class)

- MFS-Registered Trademark- VIT Total Return Series (Initial Class)

- MFS-Registered Trademark- VIT Utilities Series (Initial Class)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

- Neuberger Berman AMT Mid-Cap Growth Portfolio

- Neuberger Berman AMT Regency Portfolio

                       PUTNAM VARIABLE TRUST (PUTNAM VT)

- Putnam VT Growth & Income Fund (Class IB)

- Putnam VT Health Sciences Fund (Class IB)

                               FEES AND EXPENSES

    The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Policy Owner. The first table, labeled "Policy Charges and Deductions," describes the Policy charges and deductions you directly bear under the Policy. The second table, labeled "Portfolio Expenses," describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Policy. See "Deductions and Charges."

    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                         POLICY CHARGES AND DEDUCTIONS

CHARGES DEDUCTED FROM POLICY ACCOUNT VALUE(1)

Monthly Cost of Insurance Charge:(2)
  Current                                      Guaranteed
  Ranges from $.08 per $1,000 of net amount    Ranges from $.10 per $1,000 of net amount at
  at risk to $55.29 per $1,000 of net amount   risk to $83.33 per $1,000 of net amount at
  at risk.                                     risk.
Monthly Expense Charge:
  Current:                                     $6.00 per month
  Guaranteed Maximum:                          $8.00 per month
TRANSACTION CHARGES
Transfer Fee:                                  $25 per transfer request after the first
                                               twelve transfer requests in each Policy
                                               Year(3)
Partial Withdrawal Transaction Fee:            Lesser of $25 or 2% of amount withdrawn per
                                               partial withdrawal
DEFERRED SALES CHARGE
Maximum Surrender Charge:(4)                   As a percentage of your Initial Premium

                                                     ISSUE AGE              30-50            51-65            66-75
                                                 -----------------         --------         --------         --------
                                                 Policy Years 1-10            12%                8%              6%
                                                        11                   9.6%              6.4%            4.8%
                                                        12                   7.2%              4.8%            3.6%
                                                        13                   4.8%              3.2%            2.4%
                                                        14                   2.4%              1.6%            1.2%
                                                        15                     0%                0%              0%

CHARGES DEDUCTED FROM THE SUB-ACCOUNTS
Annual Variable Account Charges:
  Mortality and Expense Risk Charge:           An annual effective rate of 1.00% of average
                                               daily net assets in the Variable Account
  Federal Income Tax Charge:                   Currently none(5)
PREMIUM EXPENSE CHARGE:                        3.5% of each Premium
GUARANTEED ENHANCEMENT RIDER--                 0.70% of Account Value per year, computed and
Additional Monthly Charge:                     charged on a monthly basis
LONG TERM/CONVALESCENT CARE BENEFITS RIDER--   2-Year Rider: 12% of base Cost of Insurance
Additional Monthly Charge:                     charge for that month.
                                               3-Year Rider: 10.5% of base Cost of Insurance
                                               charge for that month.

------------------------
(1) If you select our Long Term/Convalescent Care Riders or Guarantee Enhancement Rider, we will deduct an additional charge for each Rider each month as part of your monthly deduction. The monthly charge will depend upon the type of Rider(s) you select and the factors described in "Monthly Deduction--Rider Charges."

(2) The basis of the cost of insurance charges and the calculation of the net amount at risk are described in "Monthly Deduction--Cost of Insurance Charge."

(3) Transfers under our Dollar Cost Averaging and Asset Rebalancing programs do not count against the twelve free transfer limit. See "Transfer Fee."

(4) The Surrender Charge is a percentage of the Initial Premium only. Payment of additional premiums does not affect the Surrender Charge. The Surrender Charge declines to 0% after the fourteenth Policy Year. The Surrender Charge is imposed to cover a portion of the sales expense we incur in distributing the Policies. See "Surrender Charge."

(5) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future. See "Other Variable Account Charge."

                               PORTFOLIO EXPENSES
                  (As a percentage of average daily net assets
                 after fee waivers and expense reimbursements)

                                                                                TOTAL
                                                                                ANNUAL
                                                                                 FUND                   TOTAL FUND
                                                                              OPERATING                  OPERATING
                                                                               EXPENSES      TOTAL       EXPENSES
                                                                               WITHOUT      WAIVERS        WITH
                                           MANAGEMENT    12B-1      OTHER     WAIVERS OR      AND       WAIVERS AND
FUND NAME                                   FEES (1)      FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
---------                                  ----------   --------   --------   ----------   ----------   -----------
AIM V.I. Growth Fund (Series I)..........     0.61%        N/A       0.22%       0.83%          N/A        0.83%
AIM V.I. International Equity Fund
  (Series I).............................     0.73%        N/A       0.29%       1.02%          N/A        1.02%
AIM V.I. Value Fund (Series I)...........     0.61%        N/A       0.23%       0.84%          N/A        0.84%
Alliance VPS Growth and Income Portfolio
  (Class A)..............................     0.63%        N/A       0.06%       0.69%          N/A        0.69%
Alliance VPS Premier Growth Portfolio
  (Class A)..............................     1.00%        N/A       0.04%       1.04%          N/A        1.04%
Alliance VPS AllianceBernstein Small Cap
  Value Portfolio (Class A)..............     0.91%        N/A       0.04%       0.95%          N/A        0.95%
Alliance VPS Technology Portfolio (Class
  A) (2).................................     1.00%        N/A       0.06%       1.06%        (0.04%)      1.02%
AFIS Global Small Capitalization Fund
  (Class 2)..............................     0.80%      0.25%       0.06%       1.11%          N/A        1.11%
AFIS Growth Fund (Class 2)...............     0.36%      0.25%       0.02%       0.63%          N/A        0.63%
AFIS Growth--Income Fund (Class 2).......     0.34%      0.25%       0.01%       0.60%          N/A        0.60%
AFIS International Fund (Class 2)........     0.54%      0.25%       0.05%       0.84%          N/A        0.84%
Delaware GPF Growth and Income Series
  (Standard Class) (3)...................     0.60%        N/A       0.08%       0.68%          N/A        0.68%
Delaware GPF High Yield Series (Standard
  Class) (3a)............................     0.65%        N/A       0.12%       0.77%          N/A        0.77%
Delaware GPF REIT Series (Standard Class)
  (3b)...................................     0.75%        N/A       0.28%       1.03%        (0.18%)       .85%
Delaware GPF Small Cap Value Series
  (Standard Class) (3c)..................     0.75%        N/A       0.14%       0.89%        (0.04%)      0.85%
Delaware GPF Trend Series (Standard
  Class) (3d)............................     0.73%        N/A       0.11%       0.84%        (0.01%)      0.83%
Delaware GPF U. S. Growth Series
  (Standard Class) (3e)..................     0.65%        N/A       0.09%       0.74%          N/A        0.74%
Deutsche VIT EAFE-Registered Trademark-
  Equity Index Fund (4)..................     0.45%        N/A       0.47%       0.92%        (0.27%)      0.65%

                                                                                TOTAL
                                                                                ANNUAL
                                                                                 FUND                   TOTAL FUND
                                                                              OPERATING                  OPERATING
                                                                               EXPENSES      TOTAL       EXPENSES
                                                                               WITHOUT      WAIVERS        WITH
                                           MANAGEMENT    12B-1      OTHER     WAIVERS OR      AND       WAIVERS AND
FUND NAME                                   FEES (1)      FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
---------                                  ----------   --------   --------   ----------   ----------   -----------
Deutsche VIT Equity 500 Index Fund (4)...     0.20%        N/A       0.14%       0.34%        (0.04%)      0.30%
Deutsche VIT Small Cap Index Fund (4)....     0.35%        N/A       0.34%       0.69%        (0.24%)      0.45%
Fidelity VIP Contrafund Portfolio
  (Service Class) (5)....................     0.57%      0.10%       0.09%       0.76%          N/A        0.76%
Fidelity VIP Equity-Income Portfolio
  (Service Class) (5)....................     0.48%      0.10%       0.08%       0.66%          N/A        0.66%
Fidelity VIP Growth Portfolio (Service
  Class) (5).............................     0.57%      0.10%       0.09%       0.76%          N/A        0.76%
Fidelity VIP Overseas Portfolio (Service
  Class) (5).............................     0.72%      0.10%       0.17%       0.99%          N/A        0.99%
FTVIP Franklin Small Cap Fund (Class 1)
  (6b,c).................................     0.53%        N/A       0.28%       0.81%        (0.04%)      0.77%
FTVIP Templeton Growth Securities Fund
  (Class 1) (6a).........................     0.81%        N/A       0.07%       0.88%          N/A        0.88%
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares) (7).........     0.65%      0.25%       0.02%       0.92%          N/A        0.92%
Janus Aspen Series Balanced Portfolio
  (Service Shares).......................     0.65%      0.25%       0.02%       0.92%          N/A        0.92%
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares) (7).........     0.65%      0.25%       0.05%       0.95%          N/A        0.95%
Lincoln National Aggressive Growth Fund,
  Inc....................................     0.70%        N/A       0.08%       0.78%          N/A        0.78%
Lincoln National Bond Fund, Inc..........     0.45%        N/A       0.09%       0.54%          N/A        0.54%
Lincoln National Capital Appreciation
  Fund, Inc..............................     0.71%        N/A       0.05%       0.76%          N/A        0.76%
Lincoln National Global Asset Allocation
  Fund, Inc..............................     0.72%        N/A       0.22%       0.94%          N/A        0.94%
Lincoln National International Fund,
  Inc....................................     0.80%        N/A       0.16%       0.96%          N/A        0.96%
Lincoln National Money Market Fund,
  Inc....................................     0.48%        N/A       0.10%       0.58%          N/A        0.58%
Lincoln National Social Awareness Fund,
  Inc....................................     0.33%        N/A       0.05%       0.38%          N/A        0.38%
MFS-Registered Trademark- VIT Capital
  Opportunities Series (Initial Class)
  (8a,b).................................     0.75%        N/A       0.16%       0.91%          N/A        0.91%
MFS-Registered Trademark- VIT Emerging
  Growth Series (Initial Class) (8a).....     0.75%        N/A       0.10%       0.85%          N/A        0.85%
MFS-Registered Trademark- VIT Total
  Return Series (Initial Class) (8a).....     0.75%        N/A       0.15%       0.90%          N/A        0.90%
MFS-Registered Trademark- VIT Utilities
  Series (Initial Class) (8a)............     0.75%        N/A       0.16%       0.91%          N/A        0.91%
Neuberger Berman AMT Mid-Cap Growth
  Portfolio..............................     0.84%        N/A       0.14%       0.98%          N/A        0.98%
Neuberger Berman AMT Regency Portfolio (9
  a,b)...................................     0.85%        N/A       0.25%       1.10%          N/A        1.10%
Putnam VT Growth & Income Fund (Class
  IB)....................................     0.46%      0.25%       0.04%       0.75%          N/A        0.75%
Putnam VT Health Sciences Fund (Class
  IB)....................................     0.70%      0.25%       0.09%       1.04%          N/A        1.04%

(1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors.

(2) Absent waivers/reimbursements, the management fee, other expense and total expense would have been 1.00%, 0.06%, 1.06% respectively.

(3) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.

(3) (a) The investment adviser for the High Yield Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%.

    (b) The investment adviser for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%.

    (c) The investment adviser for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89%.

    (d) The investment adviser for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%.

    (e) The investment adviser for the US Growth Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.75%.

(4) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate 0.20% of the average daily assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed .30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fees and to reimburse the fund.

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. (See the accompanying fund prospectus for details.)

(6) (a) The Fund administration fee is paid indirectly through the management fee.

    (b) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

    (c) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(7) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

(8) (a) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth; 0.90% for Capital Opportunities; 0.89% for Total Return; 0.90% for Utilities.

    (b) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(9) (a) Neuberger Berman Management Inc. ("NBMI") has undertaken through
        April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreements, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation.

    (b) The Regency Portfolio had not commenced operations as of December 31, 2000; the expense figures for this Portfolio are estimated.

    Not all of the Sub-Accounts may be available under your Policy. You should contact your representative for further information as to the availability of the Sub-Accounts. We may make other investment options available in the future. You also may allocate all or part of your Net Premiums to our Fixed Account.

    Your Policy does not have a guaranteed minimum Policy Account Value except for the portion allocated to the Fixed Account, if any. Your Policy Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Policy Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges.

    When the Insured dies, we will pay a Death Benefit to a Beneficiary specified by you. We will subtract from the Death Benefit: the Loan Account Value; any unpaid loan interest; any unpaid Policy charge; and any benefits previously paid under our Long Term/Convalescent Care Benefits Riders, but which have not yet been charged against the current Death Benefit.

    The Death Benefit generally will equal the Specified Amount of your Policy. In certain circumstances, however, the Death Benefit may be greater than the Specified Amount of your Policy. In those circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums.

    Your Policy will remain in force as long as your Surrender Value is sufficient to pay the monthly charges or you have an in force Guarantee Enhancement Rider. You generally may cancel your Policy by returning it to us within thirty days after you receive it. We will refund your Premium.

    In the future, in certain states the Policies may be offered as group contracts with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

    IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

    YOUR POLICY AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. YOUR POLICY IS NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. YOUR POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE
REFERENCE.

    The Policy may not be available in all states. The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state-specific provisions.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
FEES AND EXPENSES...........................................         3

DEFINITIONS.................................................        11

QUESTIONS AND ANSWERS ABOUT YOUR POLICY.....................        13

PURCHASE OF POLICY AND ALLOCATION OF NET PREMIUMS...........        18
  Application for a Policy..................................        18
  Right-to-Examine Period...................................        19
  Premiums..................................................        19
  Allocation of Net Premiums................................        19
  Policy Account Value......................................        20
  Accumulation Unit Value...................................        20
  Transfer of Policy Account Value..........................        21
  Dollar Cost Averaging.....................................        21
  Asset Rebalancing.........................................        22
  Communications with The Lincoln National Life Insurance
    Company.................................................        22
  Transactions by Telephone.................................        23

THE INVESTMENT AND FIXED ACCOUNT OPTIONS....................        23
  Variable Account Investments..............................        23
    Portfolios..............................................        23
    Fund Participation Agreements...........................        29
    Voting Rights...........................................        29
    Additions, Deletions, and Substitutions of Securities...        29
  The Fixed Account.........................................        30

POLICY BENEFITS AND RIGHTS..................................        31
  Death Benefit.............................................        31
  Change in the Specified Amount............................        32
  Optional Insurance Benefits...............................        32
    Long Term/Convalescent Care Benefits Riders.............        32
    Guarantee Enhancement Rider.............................        34
  Policy Loans..............................................        34
  Amount Payable on Surrender of the Policy.................        35
  Partial Withdrawals.......................................        35
  Proceeds Options..........................................        36
  Policy after Age 100......................................        37
  Termination and Grace Period..............................        37
  Reinstatement.............................................        37
  Cancellation..............................................        38
  Postponement of Payments..................................        38

DEDUCTIONS AND CHARGES......................................        38
  Premium Expense Charge....................................        38
  Mortality and Expense Risk Charge.........................        39
  Other Variable Account Charge.............................        39
  Monthly Deduction.........................................        39
    Cost of Insurance Charge................................        39
    Monthly Expense Charge..................................        40
    Rider Charges...........................................        40
  Portfolio Expenses........................................        40

                                                                PAGE
                                                              --------
  Surrender Charge..........................................        40
  Partial Withdrawal Transaction Fee........................        40
  Transfer Fee..............................................        40
  Special Provisions for Group or Sponsored Arrangements....        41

GENERAL POLICY PROVISIONS...................................        41
  Statements to Policy Owners...............................        41
  Limit on Right to Contest.................................        41
  Suicide...................................................        42
  Misstatement as to Age and Sex............................        42
  Beneficiary...............................................        42
  Assignment................................................        42
  Dividends.................................................        42
  Notice and Elections......................................        42
  Modification..............................................        42

FEDERAL TAX CONSIDERATIONS..................................        43
Taxation of Life Insurance Contracts in General.............        43
  Tax Status of the Policy..................................        43
  Tax Treatment of Life Insurance Death Benefit Proceeds....        43
  Tax Deferral During the Accumulation Period...............        44
Policies Which Are MEC's....................................        44
Policies Which Are Not MEC's................................        45
Other Considerations........................................        45
  Long-Term/Convalescent Care Benefits Rider................        45
  Status of the Policy After Age 100........................        45
  Compliance With the Tax Law...............................        45
  Federal Income Tax Witholding.............................        46
  Changes in the Policy or Changes In the Law...............        46
  Tax Status of Lincoln Life................................        46

DESCRIPTION OF THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
  AND THE VARIABLE ACCOUNT..................................        47
  Lincoln Life..............................................        47
  Officers and Directors of Lincoln Life....................        48
  Variable Account..........................................        48

DISTRIBUTION OF POLICIES....................................        50

LEGAL PROCEEDINGS...........................................        50

REGISTRATION STATEMENT......................................        50

EXPERTS.....................................................        50

FINANCIAL STATEMENTS........................................
  Separate Account (12/31/00)...............................       M-1
  Company (12/31/00)........................................       S-1
  Separate Account--Unaudited (6/30/01).....................       I-1
  Company--Unaudited (6/30/01)..............................       F-1

ILLUSTRATIONS...............................................  Illus.-1

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

                                  DEFINITIONS

    Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT--An accounting unit of measurement that we use to calculate the value of a Sub-Account.

AGE--An Insured's age at his or her last birthday.

BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT--The amount payable to the Beneficiary under your Policy upon the death of the Insured, before we subtract any Permitted Deductions under your Policy.

DOLLAR COST AVERAGING--Our program under which we periodically transfer Policy Account Value to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FIXED ACCOUNT--The portion of the Policy Account Value allocated to our General Account.

GRACE PERIOD--A 61-day period during which your Policy will remain in force so as to permit you to pay a sufficient amount to keep your Policy from lapsing.

INSURED--The person whose life is insured under your Policy.

ISSUE DATE--The Issue Date in your Policy Schedule. It is the date all requirements for coverage have been met, and your Policy is approved. It is used to determine Policy Anniversaries, Policy Years and the Monthly Anniversary Day.

LOAN ACCOUNT--An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Policy Loans.

LOAN ACCOUNT VALUE--An amount equal to the sum of all amounts transferred to the Loan Account plus credited interest.

MONTHLY ANNIVERSARY DAY--The same day in each month as the Issue Date; or the next Valuation Day if that day is not a Valuation Day or is non-existent for that month. The day of the month on which the Monthly Deduction is taken from your Policy Account Value.

MONTHLY DEDUCTION--The amount deducted from your Policy Account Value on each Monthly Anniversary Day for the cost of insurance charge, the Monthly Expense Charge and the cost of any benefit Rider.

NET POLICY ACCOUNT VALUE--The Policy Account Value less the Loan Account Value.

NET PREMIUM--A Premium less any Premium Expense Charge.

POLICY ACCOUNT VALUE--The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

POLICY ANNIVERSARY--The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY OWNER ("YOU")--The person(s) having the privileges of ownership defined in your Policy. The Policy Owner may or may not be the same person as the Insured.

POLICY YEAR--Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S)--The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM--An amount paid to us as payment for your Policy by you or on your behalf.

RIGHT-TO-EXAMINE PERIOD--This is the 30 day time period (or a greater number of days if required by your state) after you receive your Policy. During this time you may review your Policy and make certain that it meets your needs. If you decide you do not wish to keep your Policy, you must return the Policy to us within this Right-to-Examine period and we will return to you the premium amount paid.

SEC--The United States Securities and Exchange Commission.

SPECIFIED AMOUNT--The amount designated as such on the Policy Schedule of your Policy or as subsequently changed in accordance with the terms of your Policy. It is used to determine the amount of Death Benefit.

SUB-ACCOUNT--A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE--The value of the assets held in a Sub-Account.

SURRENDER VALUE--The Net Policy Account Value less any Surrender Charge.

TAX CODE--The Internal Revenue Code of 1986, as amended.

VALUATION DAY--Every day in which the New York Stock Exchange is open and trading is unrestricted.

VALUATION PERIOD--The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each Valuation Day and ends at the close of the NYSE on the next Valuation Day.

VARIABLE ACCOUNT--Lincoln Life Flexible Premium Variable Life Account M, which is a segregated asset account ("Separate Account") of The Lincoln National Life Insurance Company.

                    QUESTIONS AND ANSWERS ABOUT YOUR POLICY

    These are answers to questions that you may have about some of the more important features of the Policy. The Policy is described more fully in the remainder of this Prospectus. Please read this Prospectus carefully. Unless otherwise indicated, the description of the Policy contained in this Prospectus assumes that the Policy is in force, that there is no Loan Account Value and that current federal tax laws apply.

1.  WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY?

    The Policy has a Death Benefit, Policy Account Value, and other features similar to life insurance policies providing fixed benefits. It is a "flexible premium" policy because it provides some flexibility in determining when and how much Premium to pay. You should be aware, however, that unlike many flexible premium policies, the Policy requires you to pay a significant Initial Premium and your ability to pay additional Premium without submitting evidence of insurability is limited. It is a "variable" Policy because the Policy Account Value and, in some circumstances, the Death Benefit vary according to the investment performance of the Sub-Accounts to which you have allocated your Net Premiums. The Policy Account Value is not guaranteed. The Policy provides you with the opportunity to take advantage of any increase in your Policy Account Value, but you also bear the risk of any decrease.

2.  WHO MAY PURCHASE A POLICY?

    We will issue a Policy on the life of a prospective Insured age 30-75 who meets our underwriting standards.

3.  WHAT IS THE DEATH BENEFIT?

    While the Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Death Benefit will be the greater of the Specified Amount or a percentage of the Policy Account Value. Before we pay the Death Benefit to the Beneficiary, however, we will subtract: the Loan Account Value; any additional accrued loan interest; any due and unpaid charges; and an amount equal to the benefits paid under our Long Term/Convalescent Care Benefits Riders (if you have received any), but which have not yet been charged against the current Death Benefit. In addition, if you withdraw part of your Policy Account Value, we will reduce the Specified Amount by an equal amount. See "Partial Withdrawals."

4.  WHAT ARE THE LONG-TERM/CONVALESCENT CARE BENEFIT RIDERS?

    These Riders provide primarily for reimbursement of certain care expenses during the life of the Insured if he or she becomes Chronically Ill, as defined in the Rider. You may select our base Rider and add additional Riders providing additional benefits. The base Rider provides for a maximum benefit equal to the Death Benefit under your Policy, less any loans, determined as of the date we approve your claim for benefits under the Rider. The payment of benefits under the base Rider in effect is a prepayment of the Death Benefit, since each benefit payment reduces the Death Benefit payable by an equal amount. You may also purchase an Extension of Benefits Rider, to provide either a fixed or gradually increasing extension of your coverage, after you have used up the coverage provided by the base Rider. There is also a monthly reimbursement limit.

    If your Policy lapses before the Insured qualifies for benefits under these Riders and prior to the Policy and Extension of Benefits Rider being in force for 3 years, the Riders also lapse. If your Policy lapses before the Insured qualifies for benefits under these Riders and after the Policy and Extension of Benefits Rider have been in force for 3 or more years, the base Rider lapses. However, the Extension of Benefits Rider has a guaranteed benefit with a benefit limit that is the greater of: (A) the monthly maximum for nursing home care; or
(B) an amount equal to the total premium paid for this

Rider, including the Premium, if any, waived under any Waiver of Premium provision of the Policy. If the Policy lapses while the Insured is eligible for benefits under these Riders, we will pay or continue to pay benefits under the Riders as long as the Insured continues to be eligible for benefits, up to the maximum benefit limit.

    We deduct the cost of these Riders as part of the Monthly Deduction from your Policy Account Value. For more information, see "Long-Term/Convalescent Care Benefits Riders" in this Prospectus. Amounts deducted to pay for these Riders may be taxable to you as ordinary income. For more information, see "Federal Tax Considerations: Long Term/Convalescent Care Benefits Rider."

5.  HOW WILL THE POLICY ACCOUNT VALUE OF MY POLICY BE DETERMINED?

    Your Net Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Account Value is the sum of the values of your interests in the Sub-Accounts, plus the values in the Fixed Account and the Loan Account. Your Policy Account Value will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account and the Loan Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. Your Policy overall does not have a guaranteed minimum Policy Account Value except for the portion, if any, allocated to the Fixed Account.

6.  WHAT ARE THE PREMIUMS FOR MY POLICY?

    Your Initial Premium must equal at least $10,000. If you choose, you may pay additional Premiums of at least $100 each, subject to the restrictions described in this Prospectus. You may pay additional Premium up to the lesser of $5,000 or 10% of your Initial Premium without providing evidence of insurability. Before we accept additional Premium in excess of that amount, however, we may require you to provide evidence of insurability, if an increase in the Death Benefit would result. We may refuse any additional Premium in our discretion; however, you may always pay any additional Premium necessary to keep your Policy in force.

7.  MAY I INCREASE OR DECREASE MY POLICY'S SPECIFIED AMOUNT?

    Yes, you have considerable flexibility to increase or decrease your Policy's Specified Amount. You may request an increase and/or decrease by sending us a written request. If you request an increase in Specified Amount, we may require that you provide us with evidence of insurability that meets our underwriting standards. We may grant or deny your request in our discretion. An increase in the Specified Amount of your Policy will increase the charges deducted from your Policy Account Value. However, it will not affect the Surrender Charge. We will not permit you to decrease the Specified Amount of your Policy below the Minimum Specified Amount shown in your Policy Schedule. For more detail, see "Change in Specified Amount."

8.  WHEN IS MY POLICY EFFECTIVE?

    In general, if we approve your application, your Policy will be effective and your life insurance coverage under the Policy will begin as of the date that we receive your Initial Premium after satisfaction of the applicable underwriting requirements. While your application is in underwriting and you have paid your Initial Premium, we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

    We will begin to deduct the Policy charges as of the Issue Date. We will temporarily allocate your initial Net Premium to our Money Market Sub-Account until we allocate it to the other Sub-Accounts and/or the Fixed Account in accordance with the procedures described in the Answer to Question 9.

    If we reject your application, we will not issue you a Policy. We will return any Premiums you have paid without any interest. We will not subtract any Policy charges from the amount we refund to you.

9.  HOW ARE MY NET PREMIUMS ALLOCATED?

    Before your Premiums are allocated to the Policy Account Value, we deduct a Premium Expense Charge of 3.5% of each Premium. This charge covers a portion of our distribution expenses, state premium tax expenses and certain federal tax liabilities associated with the receipt of Premiums. For more detail, see "Premium Expense Charge." The remaining amount is called the Net Premium.

    When you apply for the Policy, you specify in your application how to allocate your Net Premiums among the Sub-Accounts and the Fixed Account. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. The total allocations must equal 100%. We allocate any subsequent Net Premiums in those percentages until you give us new written instructions. In the future, we may change these limits.

    If we approve your application, on the Issue Date, your initial Net Premium will be allocated to the Money Market Sub-Account. Forty days after the Issue Date, we will allocate your Policy Account Value to the Sub-Accounts and the Fixed Account in accordance with your instructions.

    Additional Premiums generally will be allocated as of the date we receive your Premium in our Administrative Office. We may delay allocating a subsequent premium if evidence of insurability is required.

    You may transfer Policy Account Value among the Sub-Accounts and the Fixed Account while the Policy is in force, by writing to us or calling us at 1-800-444-2363. We may charge a fee of $25 per transfer request (a request may involve more than a single transfer) after the first 12 transfer requests in any Policy Year, not counting Dollar Cost Averaging and Asset Rebalancing transfers. We may change the number of free transfer requests at any time, subject to the contractual limit described above, but the transfer fee will never exceed $25 per transfer request. While you may also transfer amounts from the Fixed Account, certain restrictions apply. For more detail, see "Transfer of Policy Account Value" and "Transfers Authorized by Telephone."

    You may also use our automatic Dollar Cost Averaging Program or our Asset Rebalancing program. Under the Dollar Cost Averaging Program, amounts are automatically transferred to the Sub-Accounts at regular intervals from the account (either the Fixed Account or the Money Market Account) of your choice. For more detail, see "Dollar Cost Averaging."

    Under the Asset Rebalancing program, you periodically can readjust the percentage of your Policy Account Value allocated to each Sub-Account to maintain a pre-set level. Investment results will shift the balance of your Policy Account Value allocations. If you elect Asset Rebalancing, we periodically transfer your Policy Account Value back to the specified percentages at the frequency that you specify. For more detail, see "Asset Rebalancing."

10.  WHAT ARE MY INVESTMENT CHOICES UNDER THE POLICY?

    You can allocate and reallocate your Policy Account Value among the Sub-Accounts, each of which in turn invests in a single Portfolio. The Sub-Accounts are described under "The Investment and Fixed Account Options."

    Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies, which are described in the accompanying Prospectuses for the Portfolios.

    In addition, you may invest in the Fixed Account, which is part of Lincoln Life's General Account supporting its insurance and annuity obligations.

11.  MAY I TAKE OUT A POLICY LOAN?

    Yes, you may borrow money from us using your Policy as security for the loan. Because Policies usually are treated as "modified endowment contracts" ("MECs") for tax purposes, in most instances Policy Loans are treated as distributions for Federal tax purposes. Therefore, you may incur tax liabilities if you take a Policy Loan. For more detail, see "Policy Loans", and "Policies Which Are MECs."

12.  WHAT ARE THE CHARGES DEDUCTED FROM MY PREMIUMS AND MY POLICY ACCOUNT VALUE?

    PREMIUM EXPENSE CHARGE. As noted above, we deduct a 3.5% Premium Expense Charge from each Premium before it is allocated to the Policy Account Value. This charge covers a portion of the following: state premium tax expenses, certain federal expenses associated with the receipt of premium, and our distribution expenses.

    MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day we deduct the Mortality and Expense Risk Charge from the Sub-Accounts to compensate Lincoln Life for certain mortality and expense risks assumed under the Policies. The Mortality and Expense Risk Charge is calculated at an annual effective rate equal to 1.00% of average daily net assets.

    MONTHLY DEDUCTION. We also deduct a Monthly Deduction from your Policy Account Value for the cost of insurance charge, the Monthly Expense Charge, and the cost of any Rider. The cost of insurance charge covers our anticipated mortality costs. The Monthly Expense Charge covers certain administrative expenses in connection with the Policies. We allocate the Monthly Deduction pro rata among your Policy Account Value in the investment options you have selected.

    TRANSFER FEE. We may charge a fee of $25 per transfer request, excluding Asset Rebalancing and Dollar Cost Averaging transfers, after the 12th transfer request in any Policy Year. We may change the number of free transfer requests and the transfer fee at any time, but you will always be able to make at least 12 free transfer requests per Policy Year and the transfer fee will never exceed $25.

    SURRENDER CHARGE. We impose a Surrender Charge to cover a portion of the sales expenses we incur in distributing the Policies. These sales expenses include agents' commissions, advertising, and the printing of Prospectuses. The Surrender Charge is described in the answer to Question 13 below and in "Surrender Charge."

    PARTIAL WITHDRAWAL TRANSACTION FEE. We impose a Partial Withdrawal Transaction Fee of $25 on each partial withdrawal (not to exceed 2% of the amount withdrawn). The Partial Withdrawal Transaction Fee is used to cover a portion of our administrative expenses.

    OTHER CHARGES. In addition to our charges under the Policy, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses. The Prospectuses for the Portfolios describe their respective charges and expenses in more detail. We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.

    FOR MORE INFORMATION. The charges assessed under the Policy are summarized in the table entitled "Policy Charges and Deductions" and described in more detail in "Deductions and Charges."

13.  DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

    While your Policy is in force, you may surrender your Policy for the Surrender Value, which is the Policy Account Value, less any Loan Account Value and any Surrender Charge. Upon surrender, life insurance coverage under your Policy will end. You may also withdraw part of your Policy Account

Value through a partial withdrawal. You may not withdraw less than $500 at one time, and your partial withdrawal may not exceed 90% of the then-current Surrender Value. A partial withdrawal will reduce your Policy's Specified Amount by an equal amount. You may not make a partial withdrawal that would reduce your Policy's specified amount below the Minimum Specified Amount. We may waive or change these limits. For more detail, see "Amount Payable on Surrender of the Policy" and "Partial Withdrawals."

    We may deduct a Surrender Charge on a surrender and a Partial Withdrawal Transaction Fee on a partial withdrawal.

    SURRENDER CHARGE. If you surrender your Policy, we may deduct a Surrender Charge. The Surrender Charge equals the amount shown in the Surrender Charge table in your Policy. The amount of the Surrender Charge decreases over time. If you surrender your Policy after fourteen Policy Years have elapsed, we will not charge a Surrender Charge.

    Generally, the Surrender Charge is equal to your Initial Premium multiplied by the applicable percentage shown in the table in "Policy Charges and Deductions" of this Prospectus. The applicable rate depends on the Insured's issue age, and the number of years elapsed since issuance.

    PARTIAL WITHDRAWAL TRANSACTION FEE. We charge a $25 Partial Withdrawal Transaction Fee (not to exceed 2% of the amount withdrawn) on each partial withdrawal.

    Benefit payments made under the Long-Term/Convalescent Care Riders do not qualify as Partial Withdrawals.

    For more detail, see "Deductions and Charges."

14.  WHAT ARE THE TAX CONSEQUENCES OF BUYING MY POLICY?

    Your Policy is structured to meet the definition of life insurance contract under the Tax Code. In most circumstances, your Policy will be considered a "modified endowment contract", which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of modified endowment contracts. Under current tax law, death benefit payments under modified endowment contracts, like death benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy Loans, however, are treated differently. Amounts withdrawn and Policy Loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before age
59 1/2. In addition, there is special tax treatment in connection with the Riders. For more information on the tax treatment of the Policy and Riders, see "Federal Tax Considerations" and consult your tax adviser.

15.  MAY I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?

    A Policy may be returned to Lincoln Life for cancellation on or before 30 days after delivery to the Owner (or a greater number of days if required by your state). This is called the RIGHT-TO-EXAMINE PERIOD. If the Policy is returned for cancellation within the-Right-To-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Account.

16.  WHEN DOES COVERAGE UNDER THE POLICY END?

    Your Policy will terminate if you voluntarily surrender your Policy. Your Policy also may terminate on a Monthly Anniversary Day if the Surrender Value is insufficient to pay the Monthly Deduction and you do not pay an amount sufficient to keep the Policy in force by the end of the 61-day Grace Period. In that circumstance, your Policy will terminate unless your Policy includes our Guarantee Enhancement Rider and you meet the conditions for keeping that Rider in effect. However, if that Rider is in effect, your coverage will continue at a reduced level. See "Guarantee Enhancement Rider."

17. MAY I GET AN ILLUSTRATION TO HELP ME UNDERSTAND HOW POLICY VALUES CHANGE WITH INVESTMENT EXPERIENCE?

    At your request and at no charge we will furnish you with a personalized illustration of Policy Account Values, Surrender Values and Death Benefits. The illustration will be personalized to reflect the proposed Insured's age, sex, underwriting classification, proposed Initial Premium, and any available Riders requested. The illustrated Policy Account Values, Surrender Values and Death Benefits will be based on certain hypothetical assumed rates of return for the Variable Account. Your actual investment experience probably will differ, and, as a result, the actual values under your Policy at any time may be higher or lower than those illustrated. The personalized illustrations will follow the methodology and format of the hypothetical illustrations attached to this Prospectus. See "Deductions and Charges."

18. HOW DO I AVOID ACCIDENTALLY LOSING THIS COVERAGE? (SEE ALSO QUESTION 16. ABOVE)

    (a) If your Policy does not have the Guaranteed Enhancement Rider (GER), then you need to be sure of two things: 1) that there is sufficient money, each month, in the Surrender Value of the Policy to pay the Monthly Deduction for that month; and 2) that, at all times, there is sufficient money in your Policy so that the Surrender Value of your Policy is greater than its Loan Account Value. (Contact your Customer Service Representative if you need Policy Values or additional information.) If at any time your Policy fails to satisfy either or both of these requirements, it will enter the Grace Period. When it does, you will be notified, and you will be given a specific number of days to satisfy those requirements. If you do satisfy the requirements within the Grace Period, you will avoid losing your coverage.

    (b) If your Policy has the (GER), you need to continue to meet all the conditions under which the GER Rider was issued (including the prohibition against taking loans or partial withdrawals), in order to keep it in force. If you keep the GER in force, and if while you have GER your Surrender Value becomes insufficient to pay a Monthly Deduction, then your Policy will enter the Grace Period. When it does, you will be notified, and you will be given a specific number of days to add money to the Policy to pay the Monthly Deduction. Should you fail to do so, you will not lose coverage completely. Rather, your coverage will continue, but at reduced limits.

               PURCHASE OF POLICY AND ALLOCATION OF NET PREMIUMS

    APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us through one of our authorized sales representatives. We will not accept an application from someone who is younger than age 30 or older than age 75. Before we issue a Policy to you, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason. If we do not issue a Policy to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements that are attached to this Prospectus or in endorsements to your Policy, as appropriate.

    In general, we will issue your Policy when (1) we have received your Initial Premium and (2) we have determined that your application meets our underwriting requirements. If you are paying Initial Premium from more than one source, we will not issue your Policy until all Premiums have been received. The Issue Date will be the effective date of your Policy. We use the Issue Date to determine Policy Anniversaries, Policy Years, and Monthly Anniversary Days.

    We will not accept your Initial Premium with your application if the requested Specified Amount of your Policy exceeds our then-current limit. In other cases, you may choose to pay the Initial Premium with your application. If you did not submit your Initial Premium with your application, we will require you to pay sufficient Premium before your life insurance policy becomes effective.

    While your application is in underwriting, if you have paid your Initial Premium we may provide you with temporary conditional life insurance coverage in accordance with the terms of our conditional receipt. The temporary conditional coverage provides coverage during the underwriting of your application, but only if you are ultimately approved for coverage on the same basis as the risk classification and Specified Amount for which you applied. This temporary conditional coverage starts when you complete your application, pay your Initial Premium, and complete any medical examination or lab test we require. We may decline acceptance of your Initial Premium for any reason until the Issue Date.

    If you pay all or a portion of your Initial Premium prior to the Issue Date, we will initially hold your Initial Premium in our General Account. On the Issue Date, we will allocate your initial Net Premium to our Money Market Sub-Account. Subsequently, as described below in "Allocation of Net Premiums," we will allocate your Policy Account Value to the Sub-Accounts or the Fixed Account as you have chosen. We will begin to deduct the Policy charges as of the Issue Date.

    If we reject your application, we will not issue you a Policy. We will return any Premium you have paid. We will not subtract any Policy charges from the amount we refund to you.

    RIGHT-TO-EXAMINE PERIOD. You have 30 days (or a greater number of days if required by your state) after you receive your Policy to review it. During this time you should make certain that our Policy meets your financial and long-term care needs. If you decide that you do not want to keep your Policy, you must return it to us within this Right-to-Examine Period. We will return to you the Premium you paid.

    PREMIUMS. You must pay an Initial Premium to purchase a Policy. The minimum Initial Premium is $10,000. You may pay additional Premiums during the Insured's lifetime from the Issue Date until the Policy Anniversary following the Insured's 100th birthday. You may pay additional Premiums, provided the amount is at least $100. You may pay additional Premium up to the lesser of $5,000 or 10% of your Initial Premium without providing evidence of insurability. Before we accept additional Premium in excess of that amount, if that Premium increases the Death Benefit, we may require evidence of insurability satisfactory to us. We may refuse any additional Premium at our discretion; however, you may always pay any additional Premium necessary to keep your Policy in force. We will not accept any additional Premium beyond the Policy Anniversary Date after the Insured reaches age 100.

    The required initial Premium Payment is due on the Effective Date (the date on which the initial Premium is applied to the Policy). Any additional Premiums must be sent directly to the Administrative Office. Additional Premiums will only be credited when actually received by Lincoln Life. If you owe any Policy Loan we will treat any additional payment as a repayment of the Policy Loan and not as additional Premium, unless you instruct us otherwise in writing.

    ALLOCATION OF NET PREMIUMS. We initially allocate your Net Initial Premium to the Money Market Sub-Account on the Issue Date. Forty days after the Issue Date, we will allocate your Policy Account Value among the Sub-Accounts and the Fixed Account in accordance with your instructions. If there are outstanding requirements that prevent us from placing your Policy in force, your Premiums will not be allocated at all until requirements are satisfied.

    You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%, and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2500. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

    We generally will allocate your subsequent Net Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Administrative Office. If a Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. When the Insured reaches age 100, we will transfer all of your Variable Account Value to the Fixed Account. While you may no longer transfer Policy Account Value to the Sub-Accounts, your Policy remains in force.

    If your Premium payment or other request for a change to your Policy is received on a Valuation Day, your Policy will be valued as of that same day. If the Premium is not received in our Administrative Office by the end of a Valuation Day (usually 4:00 p.m. ET), your Policy valuation will be determined on the subsequent Valuation Day. (This does not apply to your Initial Premium amount paid or any additional Premium required at the time of underwriting. See the Right-to-Examine Section for this information.)

    POLICY ACCOUNT VALUE. Your Policy Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account Value, plus your Loan Account Value. Your Policy Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Account Value.

    On the Issue Date, your Policy Account Value will equal the initial Net Premium, less the Monthly Deduction for the first Policy Month.

    On each Valuation Day, the value of your interest in each Sub-Account will equal:

    1.  The total value of your Accumulation Units in the Sub-Account; plus

    2. Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

    3. Any Policy Account Value transferred to the Sub-Account during the current Valuation Period; minus

    4. Any Policy Account Value transferred from the Sub-Account during the current Valuation Period; minus

    5. Any amounts withdrawn by you (plus the applicable Partial Withdrawal Transaction Fee) from the Sub-Account during the current Valuation Period; minus

    6.  The portion of any Monthly Deduction allocated to the Sub-Account.

    All values under the Policy equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

    ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Day. A Sub-Account's Accumulation Unit Value for a particular Valuation Day will equal: (a) the total value of the Portfolio shares attributable to the Sub-Account plus any dividend or distribution paid during the Valuation Period; minus (b) the daily equivalent of the mortality and expense risk charge and any charge or credit imposed with respect to taxes that we paid or reserved regarding the operation of the Variable Account; divided by (c) the number of units for that Sub-Account at the beginning of the Valuation Period.

    You should refer to the Prospectuses for the Portfolios, which accompany this Prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Policy Account Value.

    TRANSFER OF POLICY ACCOUNT VALUE. While your Policy is in force and until the Insured reaches age 100, you may transfer Policy Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $100 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $100 would remain in a Sub-Account after a transfer, we may reallocate this amount proportionately among the other Sub-Accounts and Fixed Account in which you have Policy Account Value. We reserve the right to change these minimums.

    We may charge a transfer fee of $25 on each transfer request after the first twelve transfer requests in any Policy Year, excluding Dollar Cost Averaging and Asset Rebalancing Transfers. We may change the number of free transfers and the transfer fee at any time, but you will always be able to make at least twelve free transfer requests per Policy Year and the transfer fee will never exceed $25.

    As a general rule, we only make transfers on days when the NYSE is open for business. Written transfer requests received at the Administrative Office by the close of the NYSE (usually 4:00 p.m. Eastern Time) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

    You may make transfers from the Fixed Account to the Sub-Accounts at any time subject to the limitations described above. In the first Policy year, the fixed maximum transfer amount is the initial allocation to the Fixed Account multiplied by 25%. In addition, the total amount transferred from the Fixed Account in any one Policy Year may not exceed 25% of the Fixed Account Value on the most recent Policy Anniversary, unless the transfers are made as part of a Dollar Cost Averaging program. Your Policy permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

    We reserve the right at any time to terminate, suspend or modify the transfer privileges under your Policy, if they are exercised by a market timing firm or other third party authorized to effect transfers on behalf of multiple Policy owners. We will not take any of these steps unless transfers initiated by market timers or other unaffiliated third parties could potentially disadvantage or impair the rights of other Policy owners.

    DOLLAR COST AVERAGING PROGRAM. Under our Dollar Cost Averaging Program, while your Policy is in force you may authorize us periodically to transfer an amount from the Fixed Account or the Money Market Sub-Account (either may be the "source account") to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. You must allocate at least $6,000 of Policy Account Value to your source account to start a Dollar Cost Averaging Program. The transfers will continue no longer than twelve months. They may end sooner if you instruct us to stop, your chosen source of transfer payments is exhausted, or you make a transfer from your source account outside of the Dollar Cost Averaging Program. From time to time, we may credit a higher interest rate to Fixed Account Value that is part of a Dollar Cost Averaging Program. Transfers under the Dollar Cost Averaging Program do not count toward the limit on free transfers. See "Transfer Fee."

    Your request to participate in this Program will be effective when we receive your completed application and/or Form at our Administrative Office at the address given on the first page of this

Prospectus. An election is effective within 10 business days but only if there is sufficient value in the source account. Under our current procedures, we effect all dollar cost averaging transfers under all Policies on the same day each month. Call or write us for a copy of the application and additional information concerning the Program. We may change, terminate, limit or suspend the Dollar Cost Averaging Program at any time.

    The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program; nor will it prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with the Dollar Cost Averaging Program. Therefore, you should monitor your use of these Programs, as well as other transfers or withdrawals, while the Dollar Cost Averaging Program is being used. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

    ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Policy Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Policy Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Policy Account Value, including new Net Premiums (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Policy Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You cannot include your Fixed Account balance in an Asset Rebalancing program. Transfers under an Asset Rebalancing program do not count toward the transfer limit. See "Transfer Fee."

    You may request Asset Rebalancing when you apply for your Policy or by submitting a completed Form to us at our Administrative Office. Your election will be effective within 10 business days after our Administrative Office receives your request. Please call or write us for a copy of the request Form and additional information concerning Asset Rebalancing.

    Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these Programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time. In addition, your Asset Rebalancing Program will terminate automatically if you make a transfer outside the Asset Rebalancing Program.

COMMUNICATIONS WITH LINCOLN LIFE

    PROPER WRITTEN FORM. Whenever this Prospectus refers to a communication 'in proper written form', it means a written document (by mail or by facsimile), in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. If an otherwise satisfactory written communication involves a market-sensitive securities transaction or transactions it will be deemed received in the Administrative Office as of a particular day if received before the close of the New York Stock Exchange on that day. Otherwise-satisfactory written communications which do not involve market-sensitive securities transactions will be deemed received in the Administrative Office on a particular day if received by 4:00 PM, Eastern Time, on that day. Certain transactions are not acceptable by facsimile. Call your Administrative Office if you require further guidance.

    TRANSACTIONS BY TELEPHONE. You may make loans, partial withdrawals and transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. The cut-off time for telephone requests is usually
4:00 p.m. Eastern time. Timely requests will be processed at that day's price.

    Telephone transactions are permitted only if authorized in proper written form by the Owner. To effect a permitted telephone transaction, the Owner or his or her authorized representative must call the Administrative Office and provide, as identification, his or her policy number, a requested portion of his or her Social Security number, and such other information as Lincoln Life may require to authenticate the identity of the caller. If the request is permitted and the caller is properly identified, a customer service representative will accept the telephone transaction request. Lincoln Life disclaims all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledges that if it does not follow these procedures, which it believes to be reasonable, it may be liable for such losses.

    Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS

    PORTFOLIOS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of a registered open-end management investment company. We briefly describe the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

    Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

    A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.

    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between 0.10% and 0.45% of the assets attributable to the Policies.

    The Portfolios, their investment objectives, their investment advisers and distributors, that are available under the Policies are:

           PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS (SERIES I) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    AIM V.I. GROWTH FUND. Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.

    AIM V.I. INTERNATIONAL EQUITY FUND. Seeks to achieve long-term growth of capital.

    AIM V.I. VALUE FUND. Seeks to achieve long-term growth of capital. Income is a secondary objective.

      PORTFOLIOS OF ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)
                       AND VARIABLE ACCOUNT SUB-ACCOUNTS

    ALLIANCE VPS GROWTH AND INCOME PORTFOLIO. Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.

    ALLIANCE VPS PREMIER GROWTH PORTFOLIO. Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.

    ALLIANCE VPS ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO. Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.

    ALLIANCE VPS TECHNOLOGY PORTFOLIO. Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

       PORTFOLIOS OF AMERICAN FUNDS INSURANCE SERIES (CLASS 2 SHARES) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    AFIS GLOBAL SMALL CAPITALIZATION FUND. The Portfolio seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The Portfolio is designed for investors seeking capital appreciation through stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

    AFIS GROWTH FUND. The Portfolio seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Portfolio is designed for investors seeking capital appreciation through stocks. Investors in the Portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

    AFIS GROWTH-INCOME FUND. The Portfolio seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Portfolio is designed for investors seeking both capital appreciation and income.

    AFIS INTERNATIONAL FUND. The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

         PORTFOLIOS OF DELAWARE GROUP PREMIUM FUND (STANDARD CLASS) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    DELAWARE GPF GROWTH AND INCOME SERIES. Seeks capital appreciation with current income as a secondary objective.

    DELAWARE GPF HIGH YIELD SERIES. Seeks total return and, as a secondary objective, high current income. The Portfolio invests primarily in high yield corporate bonds (commonly known as junk bonds). An investment in this Series may involve greater risks than an investment in a Portfolio comprised primarily of investment-grade bonds.

    DELAWARE GPF REIT SERIES. Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.

    DELAWARE GPF SMALL CAP VALUE SERIES. Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

    DELAWARE GPF TREND SERIES. Sees long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and growth-oriented companies.

    DELAWARE GPF U.S. GROWTH SERIES. Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

          PORTFOLIOS OF DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND. The Portfolio seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND. The Portfolio seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.

    DEUTSCHE VIT SMALL CAP INDEX FUND. The Portfolio seeks to match, as closely as possible, (before expenses) the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies.

    PORTFOLIOS OF FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS)
                       AND VARIABLE ACCOUNT SUB-ACCOUNTS

    FIDELITY VIP CONTRAFUND PORTFOLIO. Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

    FIDELITY VIP EQUITY-INCOME PORTFOLIO(1). Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

------------------------

1 "Standard and Poors," "S&P", "S&P 500", "Standard and Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

    FIDELITY VIP GROWTH PORTFOLIO. Seeks long-term capital appreciation. The Portfolio normally purchases common stocks.

    FIDELITY VIP OVERSEAS PORTFOLIO. Seeks long term growth of capital by investing mainly in foreign securities.

PORTFOLIOS OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    FTVIP FRANKLIN SMALL CAP FUND. Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase.

    FTVIP TEMPLETON GROWTH SECURITIES FUND. Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets.

             PORTFOLIOS OF JANUS ASPEN SERIES (SERVICE SHARES) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO. Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

    JANUS ASPEN SERIES BALANCED PORTFOLIO. Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. To seek long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

                    PORTFOLIOS OF LINCOLN NATIONAL FUNDS AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    LINCOLN NATIONAL AGGRESSIVE GROWTH FUND INC. Seeks to maximize capital appreciation. The fund invest in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

    LINCOLN NATIONAL BOND FUND INC. Seeks maximum current income consistent with prudent investment strategy. The Portfolio invests primarily in medium- and long-term corporate and government bonds.

    LINCOLN NATIONAL CAPITAL APPRECIATION FUND INC. Seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

    LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND INC. Long-term return consistent with preservation of capital. The Portfolio allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign insurers.

    LINCOLN NATIONAL INTERNATIONAL FUND, INC. Long-term capital appreciation. The Portfolio trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

    LINCOLN NATIONAL MONEY MARKET FUND INC. Seeks maximum current income consistent with the preservation of capital. The Portfolio invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally-chartered banks and U.S. branches of foreign banks.

    LINCOLN NATIONAL SOCIAL AWARENESS FUND INC. Long-term capital appreciation. The Portfolio buys stocks of established companies which adhere to certain specific social criteria.

         PORTFOLIOS OF MFS VARIABLE INSURANCE TRUST (INITIAL CLASS) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    MFS-REGISTERED TRADEMARK- VIT CAPITAL OPPORTUNITIES SERIES. Seeks capital appreciation.

    MFS-REGISTERED TRADEMARK- VIT EMERGING GROWTH SERIES. Seeks to provide long-term growth of capital.

    MFS-REGISTERED TRADEMARK- VIT TOTAL RETURN SERIES. Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

    MFS-REGISTERED TRADEMARK- VIT UTILITIES SERIES. Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

          PORTFOLIOS OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO. Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

    NEUBERGER BERMAN AMT REGENCY PORTFOLIO. Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

               PORTFOLIOS OF PUTNAM VARIABLE TRUST (CLASS 1B) AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    PUTNAM VT GROWTH & INCOME FUND. Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

    PUTNAM VT HEALTH SCIENCES FUND. The fund seeks to capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

    Several of the Portfolios listed above may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Portfolio prospectuses. Please review the prospectuses carefully.

    Not all Sub-Accounts may be available under your Policy. You should contact your representative for further information on the availability of the Sub-Accounts.

    AIM ADVISORS, INC. ("AIM") is the investment adviser to each Portfolio of the AIM Funds. AIM has operated as an investment adviser since 1976.

    ALLIANCE CAPITAL MANAGEMENT, L.P. is the adviser for each of the Alliance Funds.

    CAPITAL RESEARCH AND MANAGEMENT COMPANY is the adviser to each Portfolio of the American Funds Insurance Series Funds.

    DELAWARE MANAGEMENT COMPANY ("DELAWARE MANAGEMENT") is the investment manager to each Portfolio of the Delaware Fund except the International Equity Series. Delaware Management and its predecessors have been managing funds since 1938. DELAWARE INTERNATIONAL ADVISERS LTD. ("DELAWARE INTERNATIONAL"), an affiliate of Delaware Management, is the investment manager for the International Equity Series. Delaware International began operating in 1990.

    DEUTSCHE ASSET MANAGEMENT, INC. is the adviser for each of the Deutsche VIT Funds.

    FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") is the manager of each of the Fidelity VIP Portfolios.

    JANUS CAPITAL CORP. is the manager of each of the JAS Portfolios.

    DELAWARE LINCOLN INVESTMENT ADVISERS is the investment adviser to the Lincoln National Funds; and has acted as an investment adviser to mutual funds for many years. Certain of the Lincoln National Funds are subadvised by the following firms:

              PORTFOLIO                             SUB-ADVISER
              ---------                             -----------
Lincoln National Aggressive Growth,    Putnam Investment Management, L.L.C.
  Inc.
Lincoln National Capital Appreciation  Janus Capital Corp.
  Fund, Inc.
Lincoln National Global Asset          Putnam Investment Management, L.L.C.
  Allocation Fund, Inc.
Lincoln National International Fund,   Delaware International Advisers, Ltd.
  Inc.

    Delaware Management, Delaware International, Delaware Lincoln Investment Advisers and Vantage are indirect wholly-owned subsidiaries of Lincoln National Corp., which is also Lincoln Life's ultimate parent.

    MASSACHUSETTS FINANCIAL SERVICES COMPANY is the adviser to each Portfolio of the MFS Funds.

    NEUBERGER BERMAN MANAGEMENT INCORPORATED is the adviser to each Portfolio of the AMT Funds. NEUBERGER BERMAN, LLC, its affiliate, serves as investment sub-adviser to the AMT Partners Portfolio.

    PUTNAM INVESTMENT MANAGEMENT, L.L.C., is the adviser for each of the Putnam Funds.

    TEMPLETON GLOBAL ADVISORS LIMITED serves as investment adviser to the FTVIP Templeton Growth Securities Fund. FRANKLIN ADVISORS, INC. serves as investment adviser to the FTVIP Franklin Small Cap Fund.

    We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear that risk. YOU SHOULD CAREFULLY REVIEW THE PORTFOLIOS' PROSPECTUSES BEFORE ALLOCATING AMOUNTS TO THE SUB-ACCOUNTS.

    Each Portfolio is subject to certain investment restrictions and policies that may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

    FUND PARTICIPATION AGREEMENTS. In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .45% of the assets attributable to the Policies.

    VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Account to which you have allocated your Policy Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

    As a general rule, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans determine the rules for voting by plan participants.

    If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

    We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

    In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

    This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

    ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer preferable, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution will comply with the requirements of the 1940 Act.

    We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

    (a) to operate the Variable Account in any form permitted by law;

    (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

    (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

    (d) to add, combine, or remove Sub-Accounts in the Variable Account;

    (e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Deductions and Charges--Other Variable Account Charge.", and

    (f) to change the way in which we assess other charges, as long as the total of the other charges does not exceed the maximum guaranteed charges under the Policies.

    If we take any of these actions, we will comply with the then applicable legal requirements.

    THE FIXED ACCOUNT. THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

    You may allocate part of your Net Premiums to the Fixed Account. Under this option and after the Right-to-Examine Period, we credit interest to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account. We determine interest rates in accordance with then-current market conditions and other factors. The rates of interest that we set will never be less than an annual effective rate of 4%. We may credit interest at a higher rate, but we are not obligated to do so.

    Amounts allocated to the Fixed Account become part of the General Account of Lincoln Life. After the Right-To-Examine Period, Lincoln Life invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company General Accounts.

    We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

    DEATH BENEFIT. While your Policy is in force, we will pay the Death Benefit Proceeds to the Beneficiary upon the death of the Insured. As described below in "Proceeds Options," we will pay the Death Benefit Proceeds in a lump sum or apply them under an optional payment plan.

    The Death Benefit Proceeds payable to the Beneficiary are defined as the Death Benefit less the following Permitted Deductions:

    - any Loan Account Value as of the date of death;

    - any unpaid loan interest through the end of the Policy Month of death;

    - any unpaid and due charges; and

    - the benefits paid under our Long Term/Convalescent Care Benefit Riders but which have not yet been charged against the Current Death Benefit.

    We will determine the amount of the Death Benefit Proceeds as of the date of the Insured's death. We will usually pay the Death Benefit Proceeds within seven days after we have received due proof of death along with any other requirements that we deem necessary. The Death Benefit Proceeds may be affected by any assignments.

    The Death Benefit will be the greater of: (a) the Specified Amount of your Policy; or (b) the Policy Account Value multiplied by the applicable death benefit factor as described below. The death benefit factors are intended to enable your Policy to meet the definition of "life insurance contract" under the Tax Code, so that it will qualify for favorable federal income tax treatment. The death benefit factors are stated in your Policy Schedule. They vary according to the age of the Insured. Under this formula, an increase in Policy Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount. A decrease in Policy Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount). We will reduce the Specified Amount if you take a partial withdrawal. If your Policy includes our Convalescent Care Rider, a partial withdrawal also will reduce the Benefit Limit under your Rider. See "Long Term/ Convalescent Care Benefits Riders.

EXAMPLES:

                                                          EXAMPLE A   EXAMPLE B
                                                          ---------   ---------
Specified Amount........................................   $50,000     $50,000
Insured's Age...........................................        60          60
Policy Account Value on Date of Death...................   $40,000     $25,000
Applicable Death Benefit Factor.........................       130%        130%
Death Benefit...........................................   $52,000     $50,000

    In Example A, the Death Benefit equals $52,000, I.E., the greater of $50,000 (the Specified Amount) and $52,000 (the Policy Account Value at the date of death of $40,000, multiplied by the Death Benefit Factor of 130%). This amount, less any Loan Account Value and Long Term/Convalescent Care benefits paid, but which have not yet been charged against the Current Death Benefit, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

    In Example B, the Death Benefit is $50,000, i.e., the greater of $50,000 (the Specified Amount) or $32,500 (the Policy Account Value of $25,000 multiplied by the Death Benefit Factor of 130%). This amount, less any Loan Account Value and Long Term/Convalescent Care benefits paid, but which have not yet been charged against the Current Death Benefit, constitutes the Death Benefit Proceeds that we would pay to the Beneficiary.

    CHANGE IN THE SPECIFIED AMOUNT. While the Policy is in force, you may change the Specified Amount. Write or call our Administrative Office to obtain the necessary Form. The change will take effect on the first Monthly Anniversary Day after we approve your request.

    If you request a decrease in Specified Amount, we will first apply it to coverage provided by the most recent increase in Specified Amount, then to the next most recent increase successively and finally to the Specified Amount under the original Policy. We will not permit a decrease in the Specified Amount of your Policy if afterward the Specified Amount remaining in force would be less than the Minimum Specified Amount shown in your Policy Schedule.

    To apply for an increase in the Specified Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Specified Amount after the Insured's 75th birthday. You may not increase the Specified Amount of your Policy more often than once every twelve months.

    We may decline a request for a change in Specified Amount at our discretion. You may not change the Specified Amount if the Insured is not living on the effective date of the change or your policy is in the Grace Period.

    You should be aware that an increase in the Specified Amount of your Policy will affect the cost of insurance charges applicable to your Policy. We will deduct a larger amount of cost of insurance charges, because an increase in the Specified Amount also will increase the net amount at risk under your Policy. We will not approve a request for a Specified Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase.

    OPTIONAL INSURANCE BENEFITS RIDERS. You may ask to add one or more Riders to your Policy to provide additional optional insurance benefits. We may require evidence of insurability before we issue a Rider to you. We will deduct the premiums for any Rider as part of the Monthly Deduction. For more information concerning what options we may offer, please ask your sales representative or contact us at 1-800-444-2363. At our discretion we may offer other Riders or stop offering any Rider at any time. Riders may have tax consequences.

    Not all of these Riders may be available in your state, and the terms of these benefits may differ in some states. Charges for Riders vary. Contact us for more information.

LONG-TERM/CONVALESCENT CARE BENEFITS RIDERS.

    Under these Riders, we will reimburse you for certain long-term care expenses if the Insured becomes Chronically Ill, as defined in the Riders. Other conditions apply. To obtain these benefits, you must purchase the Convalescent Care Benefits Rider described below. You may add one of the two Extension of Benefits Riders described below to tailor your coverage to your needs. THESE RIDERS MAY NOT COVER ALL OF THE LONG-TERM CARE EXPENSES INCURRED BY THE INSURED DURING THE PERIOD OF COVERAGE. ACCORDINGLY, WE STRONGLY ADVISE YOU TO REVIEW CAREFULLY ALL POLICY AND RIDER LIMITATIONS. Amounts deducted to pay for these Riders may be taxable to you as ordinary income. For more information, see "Federal Tax Considerations: Long Term/Convalescent Care Benefits Rider" below.

    CONVALESCENT CARE BENEFITS RIDER. This Rider provides the basic long-term care expenses coverage that we offer in connection with the Policy. The maximum total benefit payable under the Rider (the "Benefit Limit") is equal to the Death Benefit as of the date we approve your claim for benefits under the Rider, less the Loan Account Value. The payment of benefits under this Rider is, in effect, a prepayment of the Death Benefit, since each benefit payment reduces the Death Benefit payable by an equal amount. Accordingly, if you receive total benefits under this Rider equal to the Death Benefit under your Policy, the Policy will lapse and no Death Benefit will be payable upon the Insured's death. Likewise, if the Insured dies while collecting benefits under this Rider, the Death Benefit will be reduced to reflect the total Benefits paid under this Rider.

    Benefit payments may not exceed the monthly benefit limit (the "Monthly Maximum"). We offer two levels of Monthly Maximum. One provides for payment of the maximum monthly benefit over a two-year period. The other provides for payment of a lower maximum monthly benefit over a three-year period. We use the two and three year periods solely as a guide in setting the Monthly Maximum for your Rider. If your covered expenses are less than the applicable Monthly Maximum, we will continue to pay benefits until the total benefit payments reach the Benefit Limit. However, if you wish to ensure the availability of coverage for longer periods, you may purchase one of the Extension of Benefit Riders described below.

    If you take a Policy Loan or partial withdrawal while you are collecting benefits under this Rider, we will reduce the Benefit Limit and the Monthly Maximum as described in the Rider.

    The types of expenses covered by the Rider are as follows: Care Planning expenses; Caregiver Training expenses; Adult Day Care expenses; Home Health Care expenses; Homemaker Services expenses; Hospice Services expenses; Respite Care expenses; Nursing Home Care expenses; Bed Reservation expenses; Assisted Living Facility expenses; and Alternative Care Services expenses. Covered expenses, and any restrictions on the types and levels of services and expenses covered, are described in more detail in the Rider.

    Subject to the terms and conditions of this Rider, benefits are payable under this Rider once the Insured has been receiving covered services for at least 90 days. We may require verification of eligibility for benefits, including a review of medical facts or an examination of the Insured by a physician of our choice.

    To submit a claim, you must give us written notice at our Administrative Office within 60 days of when you first incur an expense covered by the Rider, or as soon thereafter as is reasonably possible. We will then send you a Claim Form to fill out and return to us. Be aware that your Benefit Limit is determined as of the date when we approve your claim, not the date on which you file your claim. A decrease in your Policy Account Value while your claim is pending may reduce your Benefit Limit, if your Policy's Death Benefit is higher than the Specified Amount. See "Death Benefit." To avoid that risk, you may wish to transfer part or all of your Policy Account Value to the Fixed Account while your claim is pending.

    When we approve your claim, we will transfer the entire Policy Account Value to the Fixed Account. You may not transfer Policy Account Value from the Fixed Account as long as you continue to claim benefits under this Rider. We will continue to deduct charges from your Policy Account Value while you are claiming benefits under this Rider. The charges will reflect the decreases in the Death Benefit and the Policy Account Value resulting from the benefit payments under the Rider. You may also take Policy Loans and Partial Withdrawals. Each benefit payment will reduce the Net Policy Account Value in proportion to the reduction in the Net Death Benefit.

    If your Policy lapses while you are collecting benefits under the Rider, your coverage under the Rider will not cease. Instead, we will continue to pay benefits to you under the Rider until your total benefit payments equal the Benefit Limit. However, if the Insured is ineligible for benefits for 30 consecutive days (excluding any hospital stay), the Rider also will lapse.

    EXTENSION OF CONVALESCENT CARE BENEFITS RIDER. This Rider provides additional Long-Term/ Convalescent Care Benefits. This Rider covers the same types of expenses as the Convalescent Care Benefits Rider.

    Under this Rider, we will reimburse additional covered expenses in the amount of the Additional Benefit Limit shown in your Policy Schedule. The Additional Benefit Limit is payable when you reach the Benefit Limit in your Convalescent Care Rider. The Additional Benefit Limit is a fixed amount. It is not affected by changes in your Policy's Net Death Benefit or the Benefit Limit in your Convalescent

Care Rider. This Rider also has its own Monthly Maximums. It is not affected by any changes to the Monthly Maximums in your Convalescent Care Rider.

    In addition, after your Policy and this Rider have been in effect for three years, a benefit is payable under this Rider even if a qualifying claim begins after your Policy and this Rider lapse. In this circumstance the Benefit Limit will equal the greater of the premium paid for the Rider or one month of the Monthly Maximum for Nursing Home Care in effect as of the date of lapse.

    EXTENSION OF CONVALESCENT CARE BENEFITS RIDER WITH AUTOMATIC INCREASING BENEFITS. This Rider provides the same type of benefits as the Extension of Convalescent Care Benefits Rider, except that on each Rider Anniversary the Additional Benefit Limit and Monthly Maximum for the Rider increases by 5%.

GUARANTEE ENHANCEMENT RIDER.

    While this Rider is in effect, if your Surrender Value is insufficient to pay a Monthly Deduction when due, your Policy will not lapse. Instead we will reduce the Specified Amount of your Policy (and the Benefit Limit of any Convalescent Care Benefits Rider) to the Guaranteed Minimum Benefit. To qualify for this Benefit you must meet the following conditions:

    (1) You must have paid all premiums when due (Initial Premium and/or Planned Periodic Premiums) as required on the Policy Schedule;

    (2) You must not have taken any Policy Loan or Partial Withdrawal;

    (3) You must not have changed or added benefits, except with our written recommendation;

    (4) You must have followed any written recommendation from us to reduce the total Convalescent Care Benefit Limit, if applicable, and the Specified Amount. We will not make any recommendation to reduce your benefits below the Guaranteed Minimum Benefit.

    This Rider may not be available in all states. In the future, other riders may be made available.

    POLICY LOANS. While your Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Be careful. Placing a loan on your Policy increases the risk of Policy lapse. Loans have priority over the claims of any assignee or any other person. You may borrow up to 100% of the Surrender Value at the time a Policy Loan is made. We may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the Policy Account Value less any Surrender Charge that would be imposed on a full surrender. The minimum loan amount is the lesser of $500 or the minimum required in your state. We may change this limit. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

    We will treat as a Preferred Loan any Policy Loan that does not exceed the "gain" in your Policy when the Loan is made. Your "gain" equals your Net Policy Account Value minus your Premiums paid, plus any partial withdrawals. Any other Policy Loan is treated as Regular Loan. The effective interest rate on Preferred Loans and Regular Loans is 8% annually. Interest on Policy Loans is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest will be treated as a new Policy Loan and will accrue interest at the applicable rate.

    When we make a Policy Loan to you, we will transfer to the Loan Account a portion of the Policy Account Value equal to the loan amount. We will credit interest to your Loan Account Value at the rates shown on your Policy Schedule. Currently we credit interest at the rate of 8% annually on Loan Account Value attributable to Preferred Loans and 6% annually on Loan Account Value attributable to Regular Loans. Periodically, the interest credited to your Loan Account will be transferred to the Fixed Account and the Sub-Accounts based on your current premium allocation percentages.

    If you do not pay loan interest when due, we will transfer to the Loan Account an amount of Policy Account Value equal to the interest due on your loan. We will take the transfers pro rata from the Fixed Account and the Sub-Accounts.

    If you purchase a Policy in exchange for another life insurance policy under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Policy. We will advise you of the applicable interest rate.

    You may repay all or any part of any Policy Loan while the Policy is still in effect and the Insured is living. If you have a Policy Loan outstanding, we will treat any payment we receive from you as a loan repayment, unless you instruct us otherwise in writing. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your payment among the Sub-Accounts and the Fixed Account in accordance with your then current Premium allocation, unless you instruct us otherwise.

    A Policy Loan, whether or not repaid, will have a permanent effect on the Policy Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate charged on your Policy Loan, your Policy Account Value will not increase as rapidly as it would if you had not taken a Policy Loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Policy Account Value will be greater than it would have been if you had not taken a Policy Loan. Also, if you do not repay a Policy Loan, your Loan Account Value will be subtracted from the Death Benefit and Surrender Value otherwise payable.

    You may realize taxable income when you take a Policy Loan. In most instances, a Policy is treated as a "modified endowment contract" for federal tax purposes. As a result, Policy Loans usually are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Policy Loans is generally not deductible. If your Policy lapses while a Policy Loan is outstanding and your Policy is not a MEC, you may owe taxes or suffer other adverse tax consequences. Accordingly, before you take a Policy Loan, you should consult your tax adviser and carefully consider the potential impact of a Policy Loan on your rights and benefits under the Policy.

    AMOUNT PAYABLE ON SURRENDER OF THE POLICY. While your Policy is in force, you may fully surrender your Policy. Upon surrender, we will pay you the Surrender Value determined as of the day we receive your written request at our Administrative Office, together with your Policy. Your Policy will terminate on the day we receive your written request. Before we pay a full surrender, you must provide us with tax withholding information.

    The Surrender Value equals the Policy Account Value, minus any applicable Surrender Charge, minus any Loan Account Value. We will determine the Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We generally will pay you the Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later. The determination of the Surrender Charge is described in "Surrender Charge."

    You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Proceeds Options" below.

    The tax consequences of surrendering the Policy are discussed in "Federal Tax Considerations."

    PARTIAL WITHDRAWALS. You may receive a portion of the Surrender Value by making a partial withdrawal from your Policy. You may not withdraw less than $500 at one time. Total partial

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withdrawals may not exceed 90% of the Surrender Value of the Policy on the day on which we accept your withdrawal request. You must request the partial withdrawal in writing, unless you previously provided us with written authorization to request partial withdrawals by telephone. Your request will be effective on the date we receive it at our Administrative Office. Before we pay any partial withdrawal, you must provide us with tax withholding information.

    When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus a $25 Partial Withdrawal Transaction Fee (not to exceed 2% of the amount withdrawn) from your Policy Account Value. Total partial withdrawals may not exceed 90% of the Surrender Value of the Policy. We will take your partial withdrawal pro rata from the Sub-Accounts and/or the Fixed Account, unless you instruct us otherwise in writing.

    A partial withdrawal will reduce the Specified Amount of your Policy as well as the Policy Account Value. We will reduce the Specified Amount by the amount of the partial withdrawal. We will not permit a partial withdrawal that would reduce the Specified Amount below the Minimum Specified Amount shown in your Policy Schedule. If you have previously increased the Specified Amount of your Policy, your partial withdrawals will first reduce the Specified Amount of the most recent increase, then the next most recent increases successively, then the Specified Amount of the original Policy. We will notify you of any change in the Specified Amount in our next quarterly or annual report to you.

    The tax consequences of partial withdrawals are discussed in "Federal Tax Considerations."

    PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Policy in a lump sum or under one of the proceeds options that we then offer. Our consent is needed for any payment option that would result in installment payments of less than $50. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option commence. We will transfer to our General Account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

    You may request a proceeds option by writing to us at our Administrative Office before the death of the Insured.

    The following proceeds options are available under the Policy:

    OPTION A--PAYMENTS FOR A FIXED NUMBER OF YEARS. We will pay equal monthly installments for a period selected by you of not less than five and not more than 25 years. Payments are based on a guaranteed interest rate of 4% compounded annually.

    OPTION B--LIFE INCOME WITH A GUARANTEE MINIMUM PAYMENT PERIOD. We will pay proceeds in equal monthly payments to the payee for as long as the payee is alive. If the payee dies before the end of the Guarantee Period, we will continue payments to a named beneficiary until the end of the Guarantee Period. We offer Guarantee Periods of ten years, fifteen years or twenty years. The amount of the payment will be determined from Option Table B in your Policy.

    OPTION C--PROCEEDS LEFT ON DEPOSIT. We will return the proceeds on deposit while the payee is alive. We will disburse the proceeds as requested by the payee. We will credit interest to unpaid balances at an annual effective rate of 4%. The amount left on deposit must equal at least $2,500 unless we agree otherwise.

    OPTION D--PAYMENTS OF FIXED AMOUNT UNTIL PROCEEDS ARE EXHAUSTED. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at an annual effective rate of 4%.

    When we begin to make payments under Options A, B and D, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Policy. It may be higher.

    In our discretion, from time to time we may credit interest in addition to the interest guaranteed under the proceeds options. If the payee dies, under Options A and B, we will pay the commuted value of the remaining payments to the payee's estate; under Options C and D, we will pay the unpaid balance left with us plus any unpaid interest.

    In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

    POLICY AFTER AGE 100. Your Policy does not have a maturity date. On the Policy Anniversary after the Insured reaches age 100, and while the Policy is in force, we will make the following changes to your Policy:

    - We will transfer all of your Variable Account Value to the Fixed Account. We will continue to credit interest to the Fixed Account as described above.

    - We will discontinue charging a cost of insurance charge, and we will not deduct any other charge.

    - We will not accept any additional Premium.

    The other provisions of the Policy will continue in force.

    TERMINATION AND GRACE PERIOD. The Policy will terminate and life insurance coverage will end when one of the following events first occurs:

    (a) you surrender your Policy;

    (b) the Grace Period ends without payment of sufficient additional Premium and your Policy does not have an in force Guarantee Enhancement Rider; or

    (c) the Insured dies.

    Your Policy will enter the Grace Period if on a Monthly Anniversary Day the Surrender Value is insufficient to pay the Monthly Deduction or the Loan Account Value exceeds the Surrender Value. You will be given a 61-day Grace Period in which to pay an amount sufficient to keep your Policy in force after the end of the Grace Period.

    At least 30 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Policy from terminating. The notice will state the amount of the Premium or repayment of Policy Loans necessary such that the Surrender Value is at least equal to two times the Monthly Deduction amount. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy will end at the end of the Grace Period unless your Policy has an in force Guarantee Enhancement Rider. See "Guarantee Enhancement Rider" above.

    Your Policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit."

    REINSTATEMENT. If your Policy lapses during the life of the Insured, you may apply for reinstatement of your Policy by paying us the reinstatement Premium. You must request reinstatement within five years from the end of the Grace Period while the Insured is living. The reinstatement Premium is equal to any charges due and unpaid on the date of lapse plus an amount sufficient to keep your Policy from entering the Grace Period for two months. If you choose, you may pay a larger amount. If any Policy Loan was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Policy. In addition, you must provide evidence of insurability satisfactory to us. The Policy Account Value on the reinstatement date will reflect the Premium paid at the time of reinstatement. We will advise you of the Surrender Charge, if any, that will apply to surrender of your Policy after reinstatement. All Policy charges will continue to be based on your original Issue Date.

    CANCELLATION. You may cancel your Policy by returning it to us within thirty days after you receive it. If you return your Policy, it terminates and we will pay you an amount equal to your Premium. We will pay the refund within seven days of receiving your request. No Surrender Charge is imposed upon return of your Policy within the right to return period.

    POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Policy Account Value allocated to the Variable Account within seven days, except:

    - whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

    - when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonably practicable; or

    - at any other time permitted by the SEC for your protection.

    In addition, we may delay payment of Policy Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             DEDUCTIONS AND CHARGES

    We assess charges and deductions under your Policy against Premiums, the Sub-Accounts and the Policy Account Value. Additional deductions and expenses are paid out of the assets of the underlying mutual fund Portfolios, as described in the Prospectuses of the Portfolios.

    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

    PREMIUM EXPENSE CHARGE. We charge a premium expense charge of 3.5% of each Premium paid. The premium expense charge is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%. We do not vary this charge to reflect the actual premium tax rate in individual states or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state.

    MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day, we will take a deduction from the Sub-Accounts to compensate Lincoln Life for certain expenses incurred in connection with this Policy. The mortality and expense risk charge will be calculated at an annual effective rate equivalent to 1.00% of average daily net assets of each Sub-Account, as described in the table of Policy Charges and Deductions on page [3]. The amount deducted will be determined on each Valuation Day.

    The mortality and expense risk charge is intended to compensate us for incurring certain expenses and assuming certain mortality risks under the Policies. The mortality risk assumed in relation to the Policy includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Anniversary Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.

    OTHER VARIABLE ACCOUNT CHARGE. We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Policies). In the future, however, we may make such a charge. Charges for other taxes, if any, attributable to the Variable Account or to this class of Policies may also be made.

    MONTHLY DEDUCTION. Each month on the Monthly Anniversary Day we will take a Monthly Deduction from your Policy Account Value. The Monthly Deduction will consist of a cost of insurance charge, a Monthly Expense Charge, and any charges for optional benefit Riders. We deduct the Monthly Deduction pro rata from your interests in the Sub-Accounts and your Fixed Account balance.

    COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in your Policy.

    The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is (a)-(b), where:

    (a) is the Death Benefit on the first day of the Policy Month divided by 1.0032737; and

    (b) the Policy Account Value on the first day of the Policy Month prior to the deduction of the monthly Cost of Insurance and any rider costs based on the monthly Cost of Insurance.

    Rates may differ based on the age, sex, rating class and history of tobacco use of the Insured. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Policy. Because the net amount for which we are at risk under your Policy may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Policy is in effect on the first Policy Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

    We determine the cost of insurance charge separately for the initial Specified Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Policy. We base our cost of insurance rates on the Insured's sex, attained age, (or, for the first seven Policy Years, issue age and duration), rating class, and history of tobacco use. However, we issue unisex Policies in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table which is, in turn, based on the Insured's sex, age last birthday, and history of tobacco use.

    MONTHLY EXPENSE CHARGE. We charge a Monthly Expense Charge of $6.00 per month. We may raise or lower this charge, but it will never exceed $8.00 per month. The Monthly Expense Charge is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.

    RIDER CHARGES. If you select our Long Term/Convalescent Care Riders or Guarantee Enhancement Rider, each month we will deduct a charge for each Rider. The charge is intended to cover our anticipated costs for providing the benefits offered under the Rider(s) you have selected. The monthly charge will depend on the type of Rider you select and the level of coverage provided. The monthly charge for our base Long-Term/Convalescent Care Rider also is based on the Insured's Age. The monthly charge for our other Long-Term/Convalescent Care Riders reflects the Insured's Age at issue. The monthly charge for our Guarantee Enhancement Rider is a percentage of Policy Account Value.

    PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the Portfolios the shares of which are held by the Sub-Accounts to which you allocate your Policy Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For a summary of current estimates of these charges and expenses, see "Policy Charges and Deductions" above. For more information concerning the investment advisory fees and other charges against the Portfolios, see the Prospectuses and the statements of additional information for the Portfolios, which are available upon request.

    We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.

    SURRENDER CHARGE. If you surrender your Policy, you may pay a Surrender Charge. The Surrender Charge equals the amount shown in the table in your Policy for the Policy Year in which surrender occurs. The Surrender Charge equals a percentage of your Initial Premium. The applicable Surrender Charge percentages are shown in "Policy Charges and Deductions". The applicable percentage is based on the Insured's age at issue and the number of complete years elapsed since the Issue Date. The amount of the Surrender Charge decreases over time. After the 14th Policy Year, the Surrender Charge is 0%. Payment of additional Premiums does not affect the Surrender Charge. Changes in the Specified Amount of your Policy will not affect the Surrender Charge.

    The Surrender Charge is imposed to cover a portion of our actual distribution expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, to the extent distribution costs are not recovered by the Surrender Charge or the premium expense charge, we may make up any shortfall from the assets of our General Account, which includes funds derived from the mortality and expense risk charges charged to the Sub-Accounts and other fees and charges under the Policies.

    PARTIAL WITHDRAWAL TRANSACTION FEE. We also charge a Partial Withdrawal Transaction Fee on a partial withdrawal from your Policy. The Partial Withdrawal Transaction Fee is $25 (not to exceed 2% of the amount withdrawn) on each partial withdrawal. The Partial Withdrawal Transaction Fee is used to cover a portion of our administrative expenses in processing partial withdrawal requests. See "Surrender Charge" above.

    TRANSFER FEE. We may charge a maximum transfer fee of $25 per transfer request after the first twelve transfer requests in any Policy Year, excluding transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We may change the number of free transfer requests and the transfer fee at any time, but you will always be able to make at least 12 free transfer requests per Policy Year and the transfer fee will never exceed $25.

    We will deduct the transfer fee from the Policy Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

    SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Policies issued under these arrangements. Among other things, we may waive Surrender Charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Policy. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

    From time to time, we may modify both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners and all other owners of all other policies funded by the Variable Account.

                           GENERAL POLICY PROVISIONS

    STATEMENTS TO POLICY OWNERS. We will maintain all records relating to the Variable Account and the Sub-Accounts. Each year we will send you a statement showing information concerning your Policy transactions in the past year and the current status of your Policy. The statement will include information such as the Policy Account Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Loan Account Value, repayment of loans, partial withdrawals, earnings, Premiums paid, deductions made since the last annual statement, reinstatement and termination. We will also include any information required by federal or state law or regulation. Upon request, we will send you an additional statement at any time. We may charge you up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

    In addition, we will send you the financial statements of the Portfolios and other reports as specified in the Investment Company Act of 1940, as amended. We also will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any questions.

    LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under your Policy after it has been in force for two years while the Insured is alive or for two years after any increase in the Specified Amount or any reinstatement. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

    In issuing your Policy, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with your application to void your Policy or to deny a claim, unless that statement is a part of the application or an amendment thereto.

    SUICIDE. If the Insured commits suicide while sane or insane within two years of the Issue Date, the Death Benefit would be limited to the Premiums paid, less any Loan Account Value, Partial Withdrawals, and the cost of any riders, and the Policy will end. Likewise, if the Insured dies by suicide while sane or insane within two years after the effective date of any increase in the Specified Amount or any reinstatement, the amount we will pay you (a) with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase; and (b) with respect to the reinstatement will be limited to the Premiums paid since the reinstatement adjusted as described above. The suicide provisions may vary in certain states to comply with the requirements of state insurance laws and regulations.

    MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in your Policy.

    BENEFICIARY. You name the original Beneficiary(ies) in your Policy application. You may designate numbered classes of Beneficiaries to show priority of payment. You may assign more than one beneficiary to each class. You may change the Beneficiaries at any time while the Insured is alive, except irrevocable Beneficiaries may not be changed without their consent.

    You must request a change of Beneficiary in writing. We will provide a Form to be signed and filed with us. Your request for a change in Beneficiary will take effect as of the date you signed the Form after we acknowledge receipt in writing. Until we acknowledge receipt of your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

    If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary in the highest priority class is living, we will distribute the proceeds among the next highest class having a living member. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary of any class is living, we will pay the proceeds to the Policy Owner or the Policy Owner's estate.

    ASSIGNMENT. While the Insured is alive, you may assign your Policy as collateral security. You must notify us in writing if you assign your Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights, the rights of the Beneficiary, and the rights of the Insured (for example, entitlement to Long-Term/Convalescent Care Benefits) may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Policy.

    DIVIDENDS.  We will not pay any dividend under the Policy.

    NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Administrative Office. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, requests and elections will be effective when received at our Administrative Office complete with all necessary information.

    MODIFICATION. We reserve the right to modify your Policy without your express consent, in the circumstances described in this Prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of your Policy will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

                           FEDERAL TAX CONSIDERATIONS

    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to attempt to prevent you from being considered the owner of the assets of the Separate Account for tax purposes.

    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

POLICIES WHICH ARE MECS

    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be included as income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

POLICIES WHICH ARE NOT MECS

    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY
YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, usually no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless it is possible that some or all of the loan proceeds may be included as income in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

OTHER CONSIDERATIONS

    LONG-TERM/CONVALESCENT CARE BENEFITS RIDER. The Riders are intended to be "qualified long-term care insurance contracts" under Section 7702B(b) of the Tax Code. Benefits paid under such qualified contracts will be excludable from income. Under current law, amounts deducted to pay for these Riders are treated for tax purposes as distributions from your Policy. Accordingly, if your Policy is a MEC or in certain circumstances if your Policy is not a MEC, the Rider charges assessed against the Policy Account Value may be taxable to you as income. Furthermore, if your Policy is a MEC, these deductions may be subject to a 10% penalty tax described above.

    The Riders may be issued in certain states as "non-qualified" Riders. "Non-qualified" means that the Rider does not constitute qualifed long term care insurance under section 7702B(b) of the Tax Code. The first page of the your Rider will state whether it is issued as qualified or non-qualified Rider. The tax treatment of the charges for and the benefits received from such a Rider are uncertain. Accordingly, you should consult a tax adviser before adding a non-qualified Rider to your Policy or requesting benefits from such a Rider.

    STATUS OF POLICY AFTER AGE 100. As described above, on the Policy Anniversary after the Insured's age 100, we transfer the Variable Account Value to the Fixed Account and make certain other changes to the Policy. We believe that the Policy will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty as to this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Policy proceeds were not distributed at that time.

    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each partial withdrawal or surrender made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. Distributions to pay Long Term/Convalescent Care benefits are not subject to withholding.

    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, adding riders, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

    TAX STATUS OF LINCOLN LIFE. Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

                            FAIR VALUE OF THE POLICY

    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

                     LINCOLN LIFE, THE SEPARATE ACCOUNT AND
                              THE GENERAL ACCOUNT

    The Lincoln National Life Insurance Company (Lincoln Life), organized under Indiana Law in 1905, is one of the largest stock life insurance companies in the United States. Lincoln Life is engaged primarily in the direct issuance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

    As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National
Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets in excess of $96 billion and annual consolidated revenues of over $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. There are no Codes of Ethics applicable to Account M because it has no directors, officers or employees of its own. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

    The Funds and their investment objectives, which they may or may not achieve, are described in "Variable Account Investments." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness. This is discussed in greater detail under "The Investment And Fixed Account Options -- The Fixed Account," above.

                     DIRECTORS AND OFFICERS OF LINCOLN LIFE

    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.

        NAME, ADDRESS AND
   POSITION(S) WITH REGISTRANT                 PRINCIPAL OCCUPATIONS LAST FIVE YEARS
----------------------------------  ------------------------------------------------------------
JON A. BOSCIA                       Chief Executive Officer and Chairman of the Board of
PRESIDENT AND DIRECTOR              Directors [3/01 -- present] Lincoln National Corporation;
1500 Market Street                  President and Director [12/99 -- present] The Lincoln
Suite 3900                          National Life Insurance Company. Formerly: President, Chief
Philadelphia, PA                    Executive Officer and Director [1/98 -- 3/01], Lincoln
19102                               National Corporation; President, Chief Executive Officer and
                                    Director [10/96 -- 1/98] and President and Chief Operating
                                    Officer [5/94 -- 10/96], The Lincoln National Life Insurance
                                    Company.
JANET CHRZAN                        Senior Vice President and Chief Financial Officer [4/00 --
SENIOR VICE                         present], Formerly: Vice President and Treasurer [8/95 --
PRESIDENT AND                       4/00], The Lincoln National Life Insurance Company.
CHIEF FINANCIAL
OFFICER
JOHN H. GOTTA                       Chief Executive Officer of Life Insurance, Senior Vice
CHIEF EXECUTIVE                     President, Assistant Secretary and Director [12/99 --
OFFICER OF LIFE                     present]. Formerly: Senior Vice President and and Assistant
INSURANCE, SENIOR                   Secretary [4/98 -- 12/99], Senior Vice President [2/98 --
VICE PRESIDENT,                     4/98], Vice President and General Manager [1/98 -- 2/98],
ASSISTANT SECRETARY                 The Lincoln National Life Insurance Company; Senior Vice
AND DIRECTOR                        President [3/96 -- 12/97], Connecticut General Life
350 Church Street                   Insurance Company; Vice President [8/94 -- 3/96],
Hartford, CT 06103                  Connecticut (Massachusets Mutual) Mutual Life Insurance
                                    Company.

        NAME, ADDRESS AND
   POSITION(S) WITH REGISTRANT                 PRINCIPAL OCCUPATIONS LAST FIVE YEARS
----------------------------------  ------------------------------------------------------------
CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln National Life
DIRECTOR                            Insurance Company; President, Chief Executive Officer and
One Commerce                        Director [1/00 -- present], Lincoln National Investment
2005 Market Street                  Companies, Incorporated; President, Chief Executive Officer
Philadelphia, PA 19103              and Director [1/00 -- present], Delaware Management
                                    Holdings, Incorporated; President and Director [7/00 --
                                    present], Lincoln Investment Management, Incorporated.
                                    Formerly: President and Chief Operating Officer [2/98 --
                                    1/00], United Asset Management Corporation; Director and
                                    Partner [1/85 -- 12/99], Cooke & Bieler, Incorporated.
J. MICHAEL HEMP                     President and Director [7/97 -- present], Lincoln Financial
SENIOR VICE PRESIDENT               Advisors Incorporated; Senior Vice President [formerly Vice
350 Church Street                   President] [10/95 -- present], The Lincoln National Life
Hartford, CT 06103                  Insurance Company.
GARY W. PARKER                      Senior Vice President and Chief Product Officer [3/00 --
SENIOR VICE PRESIDENT               present], Vice President, Product Management [7/98 -- 3/00],
AND CHIEF PRODUCT OFFICER           The Lincoln National Life Insurance Company. Formerly:
350 Church Street                   Senior Vice President, Life Products [10/97 -- 6/98], Vice
Hartford, CT 06103                  President, Marketing Services [9/89 -- 10/97], Life of
                                    Virginia.
SEE YENG QUEK                       Chief Investment Officer and Director [5/01 -- present], The
CHIEF INVESTMENT OFFICER AND        Lincoln National Life Insurance Company; Senior Vice
DIRECTOR                            President [8/00 -- present], Delaware Investments, Formerly:
One Commerce Square                 Vice President [2/93 -- 7/00], Conseco Capital Management,
Philadelphia, PA 19103              Incorporated.
LAWRENCE T. ROWLAND                 Executive Vice President [10/96 -- present], Formerly:
EXECUTIVE VICE PRESIDENT AND        Senior Vice President [1/93 -- 10/96], The Lincoln National
DIRECTOR                            Life Insurance Company. Chairman, Chief Executive Officer,
One Reinsurance Place               President and Director [10/96 -- present], Formerly: Senior
1700 Magnavox Way                   Vice President [10/95 -- 10/96], Vice President [10/91 --
Fort Wayne, IN 46802                10/95], Lincoln National Reassurance Company.
LORRY J. STENSRUD                   Chief Executive Officer of Annuities, Executive Vice
CHIEF EXECUTIVE                     President and Director [6/00 -- present], The Lincoln
OFFICER OF ANNUITIES,               National Life Insurance Company. Formerly: President and
EXECUTIVE VICE                      Chief Executive Officer [6/95 -- 6/00], Cova Life Insurance
PRESIDENT AND DIRECTOR              (Xerox Life).
TODD R. STEPHENSON                  Senior Vice President and Treasurer [4/00 -- present], The
SENIOR VICE PRESIDENT               Lincoln National Life Insurance Company. Formerly: Senior
AND TREASURER                       Vice President, Chief Financial Officer and Assistant
                                    Treasurer [3/99 -- 4/00], The Lincoln National Life
                                    Insurance Company; Senior Vice President and Chief Operating
                                    Officer [1/98 -- 3/99], Lincoln Life & Annuity Distributors,
                                    Inc.; Senior Vice President and Chief Operating Officer
                                    [1/98 -- 3/99], Lincoln Financial Advisors Corporation;
                                    Senior Vice President, Treasurer, Chief Financial Officer
                                    and Director [2/95 -- 12/97], American States Insurance
                                    Company.
RICHARD C. VAUGHAN                  Executive Vice President and Chief Financial Officer
DIRECTOR                            [1/95 -- present], Formerly: Senior Vice President and
Centre Square                       Chief Financial Officer [6/92 -- 1/95], Lincoln National
West Tower                          Corporation.
1500 Market Street
Suite 3900
Philadelphia, PA 19102

                            DISTRIBUTION OF POLICIES

    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for Lincoln Life, are also registered representatives of Lincoln Financial Advisors Corp. or Lincoln Financial Distributors (both registered representatives affiliated with Lincoln). The Policy may also be sold by registered representatives of other broker-dealers. Registered representatives may receive commission and service fees up to 8.0% of the first year premium. In lieu of premium-based commission, Lincoln Life may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD 2820] is represented by such things as office space, computers, club credit, newsletters and training.

    The selling office receives additional compensation on the first year premium and all additional premiums. In some situations the selling office may elect to share its commission with the registered representative. Depending on the particular selling arrangements there may be others whom Lincoln compensates for distribution activities. (For example, Lincoln Life may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)

    All compensation is paid from Lincoln Life's resources, which include sales charges made under this Policy.

                               LEGAL PROCEEDINGS

    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

    Lincoln Life reached an agreement to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement received court approval and has become final. The owners of approximately 4,300 policies (approximately 1% of the class) excluded themselves (opted-out) from the settlement and will not be bound by the settlement.

    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

                             REGISTRATION STATEMENT

    We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Policies offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Lincoln Life, and the Policies. The descriptions in this Prospectus of the Policies and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.

                                    EXPERTS

    The financial statements of the Separate Account for the year ended December 31, 2000, and the statutory-basis financial statements of Lincoln Life for the year ended December 31, 2000, appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

    Actuarial matters included in this Prospectus have been examined by Douglas R. Burkle, ASA, MAAA, as stated in the opinion filed as an exhibit to the Registration Statement.

    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

             Lincoln Life Flexible Premium Variable Life Account M

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability
December 31, 2000

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    66,772,128  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)               195,714,074     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
Total Investments              262,486,202     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           16,904           243            36       1,391           130          1,784           476
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   262,469,298  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Percent of net assets               100.00%         1.37%         0.21%       8.07%         0.76%         10.54%         2.75%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                                        258,553        57,410     370,710            --        485,541            --
 - Unit value                               $     13.946  $      9.665  $   12.329  $         --   $     12.703  $         --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,605,846       554,882   4,570,372            --      6,167,660            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,396,907       122,404      1,771,784       545,104
 - Unit value                               $         --  $         --  $    9.848  $     11.131   $     10.039  $      9.192
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,756,871     1,362,490     17,786,685     5,010,390
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     283,609        61,851        358,492       160,643
 - Unit value                               $         --  $         --  $   10.057  $     10.306   $     10.338  $     13.787
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   2,852,363       637,448      3,705,984     2,214,831
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              160               51               63               93            1,992           141
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.93%            0.29%            0.38%            0.56%           11.75%         0.82%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          883,392            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.972  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,576,146            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          145,993           59,913           78,959          120,358        1,799,715       159,165
 - Unit value              $        10.428  $         7.747  $        10.913  $        10.322  $         9.929  $     10.892
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,522,387          464,129          861,670        1,242,282       17,869,005     1,733,620
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           77,557           27,777           10,631           23,450          227,291        35,641
 - Unit value              $        11.692  $        11.055  $        12.267  $         9.819  $        10.537  $     11.743
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   906,823          307,067          130,411          230,248        2,394,873       418,535
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    628,186  $  300,760
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --          --
                           ------------  ----------
-------------------------
Total Investments               628,186     300,760
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            39          19
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------
Percent of net assets              0.24%       0.11%
                           ============  ==========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        68,296      37,226
 - Unit value              $      7.844  $    8.006
                           ------------  ----------
                                535,691     298,025
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        10,953         292
 - Unit value              $      8.441  $    9.293
                           ------------  ----------
                                 92,456       2,716
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $  1,137,253  $  5,484,403  $    439,655  $    11,322,283  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --            --            --               --        5,181,627        1,129,168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments             1,137,253     5,484,403       439,655       11,322,283        5,181,627        1,129,168
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            72           358            28              756              343               76
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.43%         2.09%         0.17%            4.31%            1.97%            0.43%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                        30,603       183,567            --          162,383          446,200               --
 - Unit value              $      8.617  $     10.777  $         --  $        17.215  $        11.612  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                263,716     1,978,329            --        2,795,472        5,181,284               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        77,978       277,212        30,595          466,941               --           82,714
 - Unit value              $      9.175  $     11.097  $     11.991  $        14.402  $            --  $         8.499
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                715,429     3,076,258       366,860        6,724,840               --          702,954
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        16,776        34,553         5,367          140,582               --           50,192
 - Unit value              $      9.420  $     12.429  $     13.557  $        12.813  $            --  $         8.490
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                158,036       429,458        72,767        1,801,215               --          426,138
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   462,961          907,343
                           ---------------  ---------------
-------------------------
Total Investments                  462,961          907,343
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               31               60
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------
Percent of net assets                 0.19%            0.35%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --           81,350
 - Unit value              $            --  $        11.153
                           ---------------  ---------------
                                        --          907,283
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                           35,524               --
 - Unit value              $         8.068  $            --
                           ---------------  ---------------
                                   286,621               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           21,870               --
 - Unit value              $         8.062  $            --
                           ---------------  ---------------
                                   176,309               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $         --  $         --   $       --  $         --  $         --   $  9,773,568
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
Total Investments                8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361      9,773,568
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              524           183           236          791         1,126            53            613
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Percent of net assets                 3.13%         1.06%         1.43%        4.63%         6.70%         0.31%          3.72%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --       245,830            --           --            --            --             --
 - Unit value              $            --  $     11.344  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,788,749            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          651,987            --       407,312      823,848     1,091,174        97,034        790,361
 - Unit value              $        10.616  $         --  $      8.264   $   11.036  $     12.628  $      6.746   $     10.959
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 6,921,803            --     3,366,007    9,091,641    13,779,079       654,598      8,661,683
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          115,495            --        42,103      268,181       314,703        24,736        101,112
 - Unit value              $        11.199  $         --  $      8.953   $   11.460  $     12.068  $      6.740   $     10.991
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,293,467            --       376,971    3,073,478     3,797,840       166,710      1,111,272
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $     6,312,529
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --
                           ---------------
-------------------------
Total Investments                6,312,529
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              410
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------
Percent of net assets                 2.40%
                           ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          501,992
 - Unit value              $        10.790
                           ---------------
                                 5,416,283
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           83,307
 - Unit value              $        10.753
                           ---------------
                                   895,836
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $       853,893  $       204,189  $    29,322,306  $       993,103  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --               --               --               --       15,799,289     4,572,791
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                  853,893          204,189       29,322,306          993,103       15,799,289     4,572,791
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               53               13            1,785               63            1,026           297
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.33%            0.08%           11.17%            0.38%            6.02%         1.74%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --          418,111               --          237,300       174,224
 - Unit value              $            --  $            --  $        11.177  $            --  $        15.991  $     12.226
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,673,092               --        3,794,662     2,130,009
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                           65,617           17,698        1,456,522           92,387          768,041       152,726
 - Unit value              $        10.793  $        10.147  $        10.815  $        10.169  $        13.164  $     11.327
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   708,212          179,586       15,752,912          939,437       10,110,576     1,729,957
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           11,736            2,347          838,918            4,963          148,052        59,315
 - Unit value              $        12.409  $        10.476  $        10.602  $        10.800  $        12.786  $     12.013
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   145,628           24,590        8,894,517           53,603        1,893,025       712,528
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $      --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)              5,566,808  4,748,329
                           ------------  ---------
-------------------------
Total Investments             5,566,808  4,748,329
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           360        310
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------
Percent of net assets              2.12%      1.81%
                           ============  =========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                       127,271         --
 - Unit value              $     14.873  $      --
                           ------------  ---------
                              1,892,907         --
                           ------------  ---------
VUL--CV Policies:
 - Units in accumulation
   period                       217,256    277,679
 - Unit value              $     12.933  $  13.841
                           ------------  ---------
                              2,809,676  3,843,301
                           ------------  ---------
VUL--DB Policies:
 - Units in accumulation
   period                        67,514     64,576
 - Unit value              $     12.795  $  14.010
                           ------------  ---------
                                863,865    904,718
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                630,968       808,506       890,002          389,466        3,813,222        3,584,252
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments               630,968       808,506       890,002          389,466        3,813,222        3,584,252
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            40            53            59               25              249              226
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.24%         0.31%         0.34%            0.15%            1.45%            1.37%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --        63,105        80,278           32,542          333,207               --
 - Unit value              $         --  $     12.811  $     11.086  $        11.967  $        11.443  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       808,453       889,943          389,441        3,812,973               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        57,771            --            --               --               --          269,034
 - Unit value              $      9.508  $         --  $         --  $            --  $            --  $        10.917
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                549,265            --            --               --               --        2,937,106
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                         7,186            --            --               --               --           57,171
 - Unit value              $     11.364  $         --  $         --  $            --  $            --  $        11.316
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                 81,663            --            --               --               --          646,920
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   621,321          405,187
                           ---------------  ---------------
-------------------------
Total Investments                  621,321          405,187
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               41               26
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------
Percent of net assets                 0.24%            0.15%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                           49,170               --
 - Unit value              $        12.635  $            --
                           ---------------  ---------------
                                   621,280               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           25,571
 - Unit value              $            --  $        12.275
                           ---------------  ---------------
                                        --          313,902
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --            7,120
 - Unit value              $            --  $        12.817
                           ---------------  ---------------
                                        --           91,259
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         38,020  $         508   $       7,032   $        2,314  $          --   $      3,875
 - Dividends from net realized
   gains on investments                  119,630          9,006           2,243           43,375             --         34,275
 - Mortality and expense
   guarantees -- VUL I                   (12,114)          (528)           (244)            (893)            --           (797)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)             145,536          8,986           9,031           44,796             --         37,353
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            13,135            572            (231)           1,004             --          2,502
Net change in unrealized
   appreciation or
   depreciation on investments           502,853         44,531          (7,193)          70,745             --         69,059
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           515,988         45,103          (7,424)          71,749             --         71,561
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        661,524  $      54,089   $       1,607   $      116,545  $          --   $    108,914
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $        708,072  $       2,374   $      28,453   $       19,481  $         827   $     32,972
Dividends from net realized
   gains on investments                1,043,858         74,078              --          341,494          3,472        172,422
Mortality and expense
   guarantees:
    VUL I                               (270,610)       (14,995)         (2,683)         (21,104)            --        (29,392)
    LVUL                                 (82,320)            --              --           (9,893)          (195)       (10,866)
    VUL--DB                                 (311)            --              --              (18)            (2)           (23)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           1,398,689         61,457          25,770          329,960          4,102        165,113
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           528,621         57,689          (1,348)          82,345            282         94,081
Net change in unrealized
   appreciation or
   depreciation on investments        11,833,812        894,541         (32,495)       1,409,677         33,598      1,487,488
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        12,362,433        952,230         (33,843)       1,492,022         33,880      1,581,569
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     13,761,122  $   1,013,687   $      (8,073)  $    1,821,982  $      37,982   $  1,746,682
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      2,974,525  $          --   $      35,222   $        1,880  $       4,674   $     32,859
Dividends from net realized
   gains on investments                6,596,264        100,355              --          651,955        119,634      1,144,727
Mortality and expense
   guarantees:
    VUL I                               (461,363)       (32,194)         (4,088)         (41,157)            --        (52,192)
    VUL--CV                             (849,324)            --              --          (86,204)        (6,449)      (105,345)
    VUL--DB                             (139,635)            --              --           (8,721)        (1,958)       (13,805)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           8,120,467         68,161          31,134          517,753        115,901      1,006,244
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           591,147        139,558          (6,608)          90,773         11,065         54,495
Net change in unrealized
   appreciation or
   depreciation on investments       (31,899,928)      (667,068)        (24,290)      (5,829,383)      (463,543)    (5,395,607)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (31,308,781)      (527,510)        (30,898)      (5,738,610)      (452,478)    (5,341,112)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,188,314) $    (459,349)  $         236   $   (5,220,857) $    (336,577)  $ (4,334,868)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $             --
 - Dividends from net realized
   gains on investments                       --
 - Mortality and expense
   guarantees -- VUL I                        --
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                  --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                --
Net change in unrealized
   appreciation or
   depreciation on investments                --
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                                --
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $             --
                                ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                    1,059
Mortality and expense
   guarantees:
    VUL I                                     --
    LVUL                                      --
    VUL--DB                                   (8)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)               1,051
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                 2
Net change in unrealized
   appreciation or
   depreciation on investments               622
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                               624
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          1,675
                                ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                      457
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (12,601)
    VUL--DB                               (4,327)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (16,471)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (46,343)
Net change in unrealized
   appreciation or
   depreciation on investments          (394,729)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (441,072)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (457,543)
                                ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $         --    $          --   $          --   $          4,231  $         --
 - Dividends from net realized
   gains on investments                   --              --               --              --             27,082            --
 - Mortality and expense
   guarantees -- VUL I                    --              --               --              --             (2,531)           --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --              --               --              --             28,782            --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --              --               --              --              3,674            --
Net change in unrealized
   appreciation or
   depreciation on investments            --              --               --              --            111,040            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              --               --              --            114,714            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         --    $          --   $          --   $        143,496  $         --
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          5    $         --    $           1   $       9,596   $        125,411  $      4,719
Dividends from net realized
   gains on investments                  211             107               11          17,927             58,975        13,510
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (57,431)           --
    LVUL                                  --              --             (263)           (654)           (12,968)         (508)
    VUL--DB                               (2)             (2)              (2)             (3)               (13)           (2)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             214             105             (253)         26,866            113,974        17,719
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (1)              6             (623)          2,214            121,178           614
Net change in unrealized
   appreciation or
   depreciation on investments          (100)            195           29,918          39,201          1,738,936        38,073
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (101)            201           29,295          41,415          1,860,114        38,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        113    $        306    $      29,042   $      68,281   $      1,974,088  $     56,406
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         28    $         26    $          --   $          --   $          7,722  $      2,149
Dividends from net realized
   gains on investments                  243             192            1,627          24,441              9,669         8,915
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (87,425)           --
    VUL--CV                           (3,313)         (1,466)          (4,693)         (8,349)          (107,100)       (8,986)
    VUL--DB                           (1,579)           (883)            (477)           (862)            (7,127)       (1,117)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          (4,621)         (2,131)          (3,543)         15,230           (184,261)          961
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                          (364)        (43,833)           6,090         (13,638)           226,998        19,708
Net change in unrealized
   appreciation or
   depreciation on investments        95,631         (91,714)         (31,003)       (213,470)        (2,918,630)      (83,719)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        95,267        (135,547)         (24,913)       (227,108)        (2,691,632)      (64,011)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     90,646    $   (137,678)   $     (28,456)  $    (211,878)  $     (2,875,893) $    (63,050)
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                     --               --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,476   $           --
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    LVUL                                 (308)             (57)
    VUL--DB                                (2)              (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,166              (59)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (227)             140
Net change in unrealized
   appreciation or
   depreciation on investments         (3,867)             812
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (4,094)             952
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          72   $          893
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       8,817   $        1,671
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,673)          (1,449)
    VUL--DB                              (399)              (9)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,745              213
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,991)             236
Net change in unrealized
   appreciation or
   depreciation on investments        (76,502)         (30,803)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (83,493)         (30,567)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (77,748)  $      (30,354)
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $         --    $           --  $          --   $          --
 - Dividends from net realized
   gains on investments                    --                --             --                --             --              --
 - Mortality and expense
   guarantees -- VUL I                    (17)             (247)            --              (225)          (881)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              (17)             (247)            --              (225)          (881)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (75)              946             --               593          1,374              --
Net change in unrealized
   appreciation or
   depreciation on investments           (512)           19,663             --            30,739         48,819              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           (587)           20,609             --            31,332         50,193              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        (604)  $        20,362   $         --    $       31,107  $      49,312   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         747   $         7,394   $         --    $           46  $      18,261   $          --
Dividends from net realized
   gains on investments                    --             3,033             --                --         40,365              --
Mortality and expense
   guarantees:
    VUL I                              (1,046)           (8,959)            --            (7,115)       (23,929)             --
    LVUL                                 (395)             (600)           (15)           (1,652)            --              --
    VUL--DB                                (6)               (2)            (2)               (5)            --              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (700)              866            (17)           (8,726)        34,697              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            618           (14,536)           (19)           22,249          5,664              --
Net change in unrealized
   appreciation or
   depreciation on investments        106,630           (17,712)            47           899,442        (12,316)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        107,248           (32,248)            28           921,691         (6,652)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     106,548   $       (31,382)  $         11    $      912,965  $      28,045   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      11,946   $        33,143   $        990    $           --  $      74,690   $          --
Dividends from net realized
   gains on investments                    --            41,385             --           353,085        281,392              --
Mortality and expense
   guarantees:
    VUL I                              (2,314)          (13,692)            --           (21,899)       (37,371)             --
    VUL--CV                            (3,787)          (14,337)        (1,069)          (37,969)            --          (1,221)
    VUL--DB                              (782)           (2,147)          (123)           (4,792)            --            (788)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,063            44,352           (202)          288,425        318,711          (2,009)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         17,360            24,242          4,794           147,718        (29,769)         (2,186)
Net change in unrealized
   appreciation or
   depreciation on investments       (259,199)          721,013         38,476        (2,279,088)        94,901        (118,457)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (241,839)          745,255         43,270        (2,131,370)        65,132        (120,643)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (236,776)  $       789,607   $     43,068    $   (1,842,945) $     383,843   $    (122,652)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $             --
 - Dividends from net realized
   gains on investments                   --                  --
 - Mortality and expense
   guarantees -- VUL I                    --                 (73)
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --                 (73)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --                 362
Net change in unrealized
   appreciation or
   depreciation on investments            --               4,003
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --               4,365
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $          4,292
                                ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $          4,204
Dividends from net realized
   gains on investments                   --               5,324
Mortality and expense
   guarantees:
    VUL I                                 --              (3,903)
    LVUL                                  --                  --
    VUL--DB                               --                  --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --               5,625
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --               1,235
Net change in unrealized
   appreciation or
   depreciation on investments            --              55,916
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              57,151
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         62,776
                                ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $         27,005
Dividends from net realized
   gains on investments                   --              63,622
Mortality and expense
   guarantees:
    VUL I                                 --              (7,387)
    VUL--CV                             (521)                 --
    VUL--DB                             (381)                 --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (902)             83,240
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (3,001)             (1,945)
Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)           (126,313)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (56,552)           (128,258)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (57,454)   $        (45,018)
                                ==============  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $           --   $           --    $           --   $           --  $             --
 - Dividends from net realized
   gains on investments                     --               --                --               --                --
 - Mortality and expense
   guarantees -- VUL I                      --             (461)               --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                --             (461)               --               --                --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              --               72                --               --                --
Net change in unrealized
   appreciation or
   depreciation on investments              --            5,094                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                              --            5,166                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $           --   $        4,705    $           --   $           --  $             --
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $           --   $       21,279    $           --   $       31,010  $              3
Dividends from net realized
   gains on investments                     --            6,676                --               --                --
Mortality and expense
   guarantees:
    VUL I                                   --          (11,282)               --               --                --
    LVUL                                (3,052)              --            (1,669)          (3,457)           (4,060)
    VUL--DB                                 (8)              --                (2)             (11)              (14)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (3,060)          16,673            (1,671)          27,542            (4,071)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           8,471           (6,618)           (2,551)          15,984            13,553
Net change in unrealized
   appreciation or
   depreciation on investments         213,827          (28,284)           35,718          187,623           718,343
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         222,298          (34,902)           33,167          203,607           731,896
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      219,238   $      (18,229)   $       31,496   $      231,149  $        727,825
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $        9,657   $      159,906    $       21,943   $      459,719  $        238,770
Dividends from net realized
   gains on investments                350,540               --           115,401          414,591           742,723
Mortality and expense
   guarantees:
    VUL I                                   --          (20,088)               --               --                --
    VUL--CV                            (35,895)              --           (18,599)         (45,980)          (72,583)
    VUL--DB                             (5,069)              --            (1,485)         (13,633)          (15,593)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           319,233          139,818           117,260          814,697           893,317
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (26,825)         (20,058)          (44,534)         (37,050)          (35,065)
Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)         133,439          (648,551)      (1,161,208)       (4,001,340)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (844,818)         113,381          (693,085)      (1,198,258)       (4,036,405)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (525,585)  $      253,199    $     (575,825)  $     (383,561) $     (3,143,088)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $          --   $           --
 - Dividends from net realized
   gains on investments                    --              --               --
 - Mortality and expense
   guarantees -- VUL I                     --              --               --
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --              --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --              --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --              --               --
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --              --               --
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $          --   $           --
                                ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $      21,511   $           --
Dividends from net realized
   gains on investments                    --              --               --
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    LVUL                                   --          (1,523)          (2,227)
    VUL--DB                                --              (3)             (13)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --          19,985           (2,240)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --            (144)          24,904
Net change in unrealized
   appreciation or
   depreciation on investments             --         (45,375)         209,924
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         (45,519)         234,828
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     (25,534)  $      232,588
                                ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,754   $     494,240   $           --
Dividends from net realized
   gains on investments                    --              --          216,474
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                              (862)        (41,650)         (34,731)
    VUL--DB                              (305)         (3,278)          (4,498)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            3,587         449,312          177,245
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,470)         12,040           (3,150)
Net change in unrealized
   appreciation or
   depreciation on investments       (161,220)        182,850       (1,422,694)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,690)        194,890       (1,425,844)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (164,103)  $     644,202   $   (1,248,599)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $      19,001   $          --   $           --  $          --
 - Dividends from net realized
   gains on investments                    --                --              --              --               --             --
 - Mortality and expense
   guarantees -- VUL I                     --                --          (3,216)             --             (252)          (451)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --                --          15,785              --             (252)          (451)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --                --              --              --              592            599
Net change in unrealized
   appreciation or
   depreciation on investments             --                --              --              --           41,059         18,520
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --                --              --              --           41,651         19,119
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $            --   $      15,785   $          --   $       41,399  $      18,668
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         297   $           374   $     293,414   $       1,906   $           --  $      23,209
Dividends from net realized
   gains on investments                    --                --              --              --               --         43,039
Mortality and expense
   guarantees:
    VUL I                                  --                --         (34,391)             --          (10,782)       (11,122)
    LVUL                                 (153)             (133)        (13,538)         (1,071)          (8,916)        (1,110)
    VUL--DB                                (2)               (2)           (135)             (2)             (10)            (9)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              142               239         245,350             833          (19,708)        54,007
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            519                12              --           2,621           61,460          1,031
Net change in unrealized
   appreciation or
   depreciation on investments          7,477             6,950              --          41,921        2,881,313        (24,617)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          7,996             6,962              --          44,542        2,942,773        (23,586)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       8,138   $         7,201   $     245,350   $      45,375   $    2,923,065  $      30,421
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       5,315   $            --   $     931,333   $       6,836   $           --  $     118,257
Dividends from net realized
   gains on investments               139,852            18,793              --          70,948          623,582         22,034
Mortality and expense
   guarantees:
    VUL I                                  --                --         (32,998)             --          (31,628)       (15,806)
    VUL--CV                            (3,424)           (1,575)        (59,897)         (6,368)         (59,376)        (7,707)
    VUL--DB                              (556)             (119)        (29,772)           (193)          (6,897)        (1,237)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          141,187            17,099         808,666          71,223          525,681        115,541
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (15,177)          (10,778)             --             916          187,264          7,017
Net change in unrealized
   appreciation or
   depreciation on investments        (54,510)          (21,545)             --        (157,135)      (4,111,546)       375,459
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (69,687)          (32,323)             --        (156,219)      (3,924,282)       382,476
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      71,500   $       (15,224)  $     808,666   $     (84,996)  $   (3,398,601) $     498,017
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $            --   $           --
 - Dividends from net realized
   gains on investments                      --               --
 - Mortality and expense
   guarantees -- VUL I                     (319)              --
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               (319)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              600               --
Net change in unrealized
   appreciation or
   depreciation on investments           15,337               --
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           15,937               --
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        15,618   $           --
                                ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         7,124   $           --
Dividends from net realized
   gains on investments                  35,818               --
Mortality and expense
   guarantees:
    VUL I                                (6,403)              --
    LVUL                                   (853)            (774)
    VUL--DB                                  (3)              (2)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             35,683             (776)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           20,214            7,203
Net change in unrealized
   appreciation or
   depreciation on investments          281,617          159,991
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          301,831          167,194
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       337,514   $      166,418
                                ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       144,644   $           --
Dividends from net realized
   gains on investments                  62,373              605
Mortality and expense
   guarantees:
    VUL I                               (13,236)              --
    VUL--CV                             (10,712)         (21,630)
    VUL--DB                              (2,077)          (2,775)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            180,992          (23,800)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           82,844           26,333
Net change in unrealized
   appreciation or
   depreciation on investments         (105,137)        (899,317)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (22,293)        (872,984)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       158,699   $     (896,784)
                                ================  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $     1,059     $        --     $            --   $          --   $          --
 - Dividends from net realized
   gains on investments                    --         3,647               2                  --              --              --
 - Mortality and expense
   guarantees -- VUL I                     --          (104)           (140)                (45)           (582)             --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --         4,602            (138)                (45)           (582)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --           660              85                 234            (357)             --
Net change in unrealized
   appreciation or
   depreciation on investments             --         1,012           4,808               2,272          21,136              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         1,672           4,893               2,506          20,779              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     6,274     $     4,755     $         2,461   $      20,197   $          --
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $     7,695     $     3,979     $         1,857   $      32,375   $          --
Dividends from net realized
   gains on investments                    --        80,398           8,929              10,335         112,459              --
Mortality and expense
   guarantees:
    VUL I                                  --        (2,314)         (4,000)             (1,295)        (16,129)             --
    LVUL                                 (436)           --              --                  --              --            (906)
    VUL--DB                                (2)           --              --                  --              --               3
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (438)       85,779           8,908              10,897         128,705            (903)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (2,057)        5,559             851                  48           6,081             (86)
Net change in unrealized
   appreciation or
   depreciation on investments          4,883       (20,051)         (1,286)             23,978         348,831          86,846
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,826       (14,492)           (435)             24,026         354,912          86,760
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,388   $    71,287     $     8,473     $        34,923   $     483,617   $      85,857
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       1,887   $     6,950     $    11,432     $         7,768   $      64,609   $      35,897
Dividends from net realized
   gains on investments                40,116        79,742          63,838              53,229         385,338         238,489
Mortality and expense
   guarantees:
    VUL I                                  --        (5,660)         (6,506)             (2,915)        (28,127)             --
    VUL--CV                            (2,683)           --              --                  --              --         (16,576)
    VUL--DB                              (440)           --              --                  --              --            (932)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           38,880        81,032          68,764              58,082         421,820         256,878
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (11,776)       (8,348)        (14,743)             (3,291)         (3,685)        (22,074)
Net change in unrealized
   appreciation or
   depreciation on investments        (21,844)      (39,703)         16,939             (55,632)       (506,147)       (265,839)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (33,620)      (48,051)          2,196             (58,923)       (509,832)       (287,913)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       5,260   $    32,981     $    70,960     $          (841)  $     (88,012)  $     (31,035)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                   (108)              --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (108)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (71)              --
Net change in unrealized
   appreciation or
   depreciation on investments          2,721               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,650               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,542   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       3,072   $           --
Dividends from net realized
   gains on investments                14,216               --
Mortality and expense
   guarantees:
    VUL I                              (2,335)              --
    LVUL                                   --              (68)
    VUL--DB                                --               (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           14,953              (70)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (193)             196
Net change in unrealized
   appreciation or
   depreciation on investments         69,824            5,753
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         69,631            5,949
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      84,584   $        5,879
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       6,163   $        1,623
Dividends from net realized
   gains on investments               116,468           39,429
Mortality and expense
   guarantees:
    VUL I                              (4,680)              --
    VUL--CV                                --           (1,544)
    VUL--DB                                --             (499)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          117,951           39,009
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (44,051)          (6,551)
Net change in unrealized
   appreciation or
   depreciation on investments        (38,525)         (11,681)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (82,576)         (18,232)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      35,375   $       20,777
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      145,536  $         8,986   $         9,031   $         44,796  $            --
 - Net realized gain (loss) on
   investments                          13,135              572              (231)             1,004               --
 - Net change in unrealized
   appreciation or
   depreciation on investments         502,853           44,531            (7,193)            70,745               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           661,524           54,089             1,607            116,545               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            20,516,015          440,198           220,792            871,193               --
 - Participant withdrawals          (6,789,814)         (27,149)          (42,127)           (56,295)              --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                13,726,201          413,049           178,665            814,898               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS        14,387,725          467,138           180,272            931,443               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             14,387,725          467,138           180,272            931,443               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            1,398,689           61,457            25,770            329,960            4,102
 - Net realized gain (loss) on
   investments                         528,621           57,689            (1,348)            82,345              282
 - Net change in unrealized
   appreciation or
   depreciation on investments      11,833,812          894,541           (32,495)         1,409,677           33,598
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        13,761,122        1,013,687            (8,073)         1,821,982           37,982
------------------------------
Change From Unit Transactions:
 - Participant purchases           139,928,307        2,409,008           354,673          9,187,445          178,708
 - Participant withdrawals         (48,553,197)        (324,017)          (66,027)          (901,664)          (7,977)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                91,375,110        2,084,991           288,646          8,285,781          170,731
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       105,136,232        3,098,678           280,573         10,107,763          208,713
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            119,523,957        3,565,816           460,845         11,039,206          208,713
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            8,120,467           68,161            31,134            517,753          115,901
 - Net realized gain (loss) on
   investments                         591,147          139,558            (6,608)            90,773           11,065
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,899,928)        (667,068)          (24,290)        (5,829,383)        (463,543)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       (23,188,314)        (459,349)              236         (5,220,857)        (336,577)
------------------------------
Change From Unit Transactions:
 - Participant purchases           277,808,659          917,422           163,106         18,154,950        2,411,185
 - Participant withdrawals        (111,675,004)        (418,043)          (69,305)        (2,793,693)        (283,383)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               166,133,655          499,379            93,801         15,361,257        2,127,802
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       142,945,341           40,030            94,037         10,140,400        1,791,225
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         37,353  $         --
 - Net realized gain (loss) on
   investments                             2,502            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            69,059            --
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             108,914            --
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,007,254            --
 - Participant withdrawals               (61,324)           --
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     945,930            --
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,054,844            --
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                1,054,844            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                165,113         1,051
 - Net realized gain (loss) on
   investments                            94,081             2
 - Net change in unrealized
   appreciation or
   depreciation on investments         1,487,488           622
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           1,746,682         1,675
------------------------------
Change From Unit Transactions:
 - Participant purchases              12,407,218        49,345
 - Participant withdrawals            (1,112,168)       (2,701)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  11,295,050        46,644
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,041,732        48,319
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                               14,096,576        48,319
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              1,006,244       (16,471)
 - Net realized gain (loss) on
   investments                            54,495       (46,343)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (5,395,607)     (394,729)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (4,334,868)     (457,543)
------------------------------
Change From Unit Transactions:
 - Participant purchases              21,570,568     8,032,918
 - Participant withdrawals            (3,671,947)     (398,473)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  17,898,621     7,634,445
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,563,753     7,176,902
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
                                ================  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $         --   $            --   $          --   $       28,782  $         --
 - Net realized gain (loss) on
   investments                            --             --                --              --            3,674            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --             --                --              --          111,040            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --             --                --              --          143,496            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --             --                --              --        2,738,345            --
 - Participant withdrawals                --             --                --              --          (53,631)           --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --             --                --              --        2,684,714            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --             --                --              --        2,828,210            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --             --                --              --        2,828,210            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                214            105              (253)         26,866          113,974        17,719
 - Net realized gain (loss) on
   investments                            (1)             6              (623)          2,214          121,178           614
 - Net change in unrealized
   appreciation or
   depreciation on investments          (100)           195            29,918          39,201        1,738,936        38,073
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             113            306            29,042          68,281        1,974,088        56,406
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,320            991           295,372         582,674       16,329,550       459,957
 - Participant withdrawals              (138)          (109)          (25,121)        (37,848)      (1,021,337)      (16,234)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   1,182            882           270,251         544,826       15,308,213       443,723
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,295          1,188           299,293         613,107       17,282,301       500,129
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                1,295          1,188           299,293         613,107       20,110,511       500,129
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (4,621)        (2,131)           (3,543)         15,230         (184,261)          961
 - Net realized gain (loss) on
   investments                          (364)       (43,833)            6,090         (13,638)         226,998        19,708
 - Net change in unrealized
   appreciation or
   depreciation on investments        95,631        (91,714)          (31,003)       (213,470)      (2,918,630)      (83,719)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          90,646       (137,678)          (28,456)       (211,878)      (2,875,893)      (63,050)
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,417,815        986,946           877,721       1,307,404       17,606,419     1,949,957
 - Participant withdrawals           (80,546)       (79,260)         (156,477)       (236,103)      (4,001,013)     (234,881)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,337,269        907,686           721,244       1,071,301       13,605,406     1,715,076
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,427,915        770,008           692,788         859,423       10,729,513     1,652,026
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $       992,081   $   1,472,530   $   30,840,024  $  2,152,155
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                        $     --   $         --
 - Net realized gain (loss) on
   investments                         --             --
 - Net change in unrealized
   appreciation or
   depreciation on investments         --             --
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           --             --
------------------------------
Change From Unit Transactions:
 - Participant purchases               --             --
 - Participant withdrawals             --             --
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   --             --
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           --             --
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                --             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           4,166            (59)
 - Net realized gain (loss) on
   investments                       (227)           140
 - Net change in unrealized
   appreciation or
   depreciation on investments     (3,867)           812
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           72            893
------------------------------
Change From Unit Transactions:
 - Participant purchases          202,822         70,663
 - Participant withdrawals        (11,012)        (2,381)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              191,810         68,282
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      191,882         69,175
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           191,882         69,175
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           5,745            213
 - Net realized gain (loss) on
   investments                     (6,991)           236
 - Net change in unrealized
   appreciation or
   depreciation on investments    (76,502)       (30,803)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (77,748)       (30,354)
------------------------------
Change From Unit Transactions:
 - Participant purchases          612,113        282,992
 - Participant withdrawals        (98,100)       (21,072)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              514,013        261,920
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      436,265        231,566
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
                                 ========   ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (17)   $       (247) $        --   $       (225) $         (881) $         --
 - Net realized gain (loss) on
   investments                         (75)            946           --            593           1,374            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        (512)         19,663           --         30,739          48,819            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (604)         20,362           --         31,107          49,312            --
------------------------------
Change From Unit Transactions:
 - Participant purchases            15,958         278,003           --        316,822         874,010            --
 - Participant withdrawals          (1,610)        (18,198)          --        (10,588)        (59,221)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                14,348         259,805           --        306,234         814,789            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS        13,744         280,167           --        337,341         864,101            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             13,744         280,167           --        337,341         864,101            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (700)            866          (17)        (8,726)         34,697            --
 - Net realized gain (loss) on
   investments                         618         (14,536)         (19)        22,249           5,664            --
 - Net change in unrealized
   appreciation or
   depreciation on investments     106,630         (17,712)          47        899,442         (12,316)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       106,548         (31,382)          11        912,965          28,045            --
------------------------------
Change From Unit Transactions:
 - Participant purchases           667,277       2,370,132        9,578      2,605,257       4,049,302            --
 - Participant withdrawals         (44,689)       (266,984)        (739)      (202,326)       (426,450)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               622,588       2,103,148        8,839      2,402,931       3,622,852            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       729,136       2,071,766        8,850      3,315,896       3,650,897            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            742,880       2,351,933        8,850      3,653,237       4,514,998            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            5,063          44,352         (202)       288,425         318,711        (2,009)
 - Net realized gain (loss) on
   investments                      17,360          24,242        4,794        147,718         (29,769)       (2,186)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (259,199)        721,013       38,476     (2,279,088)         94,901      (118,457)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (236,776)        789,607       43,068     (1,842,945)        383,843      (122,652)
------------------------------
Change From Unit Transactions:
 - Participant purchases           790,339       3,359,553      449,489     10,785,443       1,028,971     1,308,553
 - Participant withdrawals        (159,262)     (1,017,048)     (61,780)    (1,274,208)       (746,528)      (56,809)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               631,077       2,342,505      387,709      9,511,235         282,443     1,251,744
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       394,301       3,132,112      430,777      7,668,290         666,286     1,129,092
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $   439,627   $ 11,321,527  $    5,181,284  $  1,129,092
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $          (73)
 - Net realized gain (loss) on
   investments                            --              362
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            4,003
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            4,292
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --           86,282
 - Participant withdrawals                --           (9,144)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --           77,138
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --           81,430
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --           81,430
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 --            5,625
 - Net realized gain (loss) on
   investments                            --            1,235
 - Net change in unrealized
   appreciation or
   depreciation on investments            --           55,916
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --           62,776
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --          844,190
 - Participant withdrawals                --          (90,989)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --          753,201
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --          815,977
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --          897,407
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (902)          83,240
 - Net realized gain (loss) on
   investments                        (3,001)          (1,945)
 - Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)        (126,313)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (57,454)         (45,018)
------------------------------
Change From Unit Transactions:
 - Participant purchases             552,760          211,893
 - Participant withdrawals           (32,376)        (156,999)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 520,384           54,894
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         462,930            9,876
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
                                ============   ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $         --   $       (461) $         --   $           --  $         -- $         --
 - Net realized gain (loss) on
   investments                              --             72            --               --            --           --
 - Net change in unrealized
   appreciation or
   depreciation on investments              --          5,094            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                --          4,705            --               --            --           --
------------------------------
Change From Unit Transactions:
 - Participant purchases                    --        474,803            --               --            --           --
 - Participant withdrawals                  --        (30,157)           --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                        --        444,646            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                --        449,351            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                     --        449,351            --               --            --           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (3,060)        16,673        (1,671)          27,542        (4,071)           --
 - Net realized gain (loss) on
   investments                           8,471         (6,618)       (2,551)          15,984        13,553           --
 - Net change in unrealized
   appreciation or
   depreciation on investments         213,827        (28,284)       35,718          187,623       718,343           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           219,238        (18,229)       31,496          231,149       727,825           --
------------------------------
Change From Unit Transactions:
 - Participant purchases             2,269,529      2,084,025     1,526,114        2,965,963     3,562,159           --
 - Participant withdrawals            (117,183)      (202,400)      (72,548)        (187,384)     (197,988)           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 2,152,346      1,881,625     1,453,566        2,778,579     3,364,171           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         2,371,584      1,863,396     1,485,062        3,009,728     4,091,996           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              2,371,584      2,312,747     1,485,062        3,009,728     4,091,996           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              319,233        139,818       117,260          814,697       893,317        3,587
 - Net realized gain (loss) on
   investments                         (26,825)       (20,058)      (44,534)         (37,050)      (35,065)       (6,470)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)       133,439      (648,551)      (1,161,208)   (4,001,340)     (161,220)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (525,585)       253,199      (575,825)        (383,561)   (3,143,088)     (164,103)
------------------------------
Change From Unit Transactions:
 - Participant purchases             7,534,722        675,215     3,373,942       10,996,038    18,696,745    1,055,154
 - Participant withdrawals          (1,165,451)      (452,412)     (540,201)      (1,457,086)   (2,068,734)      (69,743)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 6,369,271        222,803     2,833,741        9,538,952    16,628,011      985,411
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         5,843,686        476,002     2,257,916        9,155,391    13,484,923      821,308
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --  $         --
 - Net realized gain (loss) on
   investments                            --            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --            --
 - Participant withdrawals                --            --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             19,985        (2,240)
 - Net realized gain (loss) on
   investments                          (144)       24,904
 - Net change in unrealized
   appreciation or
   depreciation on investments       (45,375)      209,924
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (25,534)      232,588
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,337,796     2,171,761
 - Participant withdrawals           (61,866)      (96,690)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,275,930     2,075,071
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,250,396     2,307,659
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            2,250,396     2,307,659
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            449,312       177,245
 - Net realized gain (loss) on
   investments                        12,040        (3,150)
 - Net change in unrealized
   appreciation or
   depreciation on investments       182,850    (1,422,694)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         644,202    (1,248,599)
------------------------------
Change From Unit Transactions:
 - Participant purchases           8,189,642     6,070,820
 - Participant withdrawals        (1,311,285)     (817,761)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               6,878,357     5,253,059
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       7,522,559     4,004,460
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $        --   $          --     $     15,785  $        --   $       (252) $         (451)
 - Net realized gain (loss) on
   investments                           --              --               --           --            592             599
 - Net change in unrealized
   appreciation or
   depreciation on investments           --              --               --           --         41,059          18,520
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             --              --           15,785           --         41,399          18,668
------------------------------
Change From Unit Transactions:
 - Participant purchases                 --              --       10,886,091           --        308,188         608,312
 - Participant withdrawals               --              --       (6,303,498)          --        (18,804)        (24,996)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     --              --        4,582,593           --        289,384         583,316
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS             --              --        4,598,378           --        330,783         601,984
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                  --              --        4,598,378           --        330,783         601,984
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               142             239          245,350          833        (19,708)         54,007
 - Net realized gain (loss) on
   investments                          519              12               --        2,621         61,460           1,031
 - Net change in unrealized
   appreciation or
   depreciation on investments        7,477           6,950               --       41,921      2,881,313         (24,617)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          8,138           7,201          245,350       45,375      2,923,065          30,421
------------------------------
Change From Unit Transactions:
 - Participant purchases            214,187         117,417       52,799,689      556,555      6,133,471       2,244,107
 - Participant withdrawals           (7,825)         (5,118)     (41,249,576)     (23,513)      (454,888)       (255,790)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                206,362         112,299       11,550,113      533,042      5,678,583       1,988,317
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        214,500         119,500       11,795,463      578,417      8,601,648       2,018,738
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             214,500         119,500       16,393,841      578,417      8,932,431       2,620,722
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           141,187          17,099          808,666       71,223        525,681         115,541
 - Net realized gain (loss) on
   investments                      (15,177)        (10,778)              --          916        187,264           7,017
 - Net change in unrealized
   appreciation or
   depreciation on investments      (54,510)        (21,545)              --     (157,135)    (4,111,546)        375,459
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         71,500         (15,224)         808,666      (84,996)    (3,398,601)        498,017
------------------------------
Change From Unit Transactions:
 - Participant purchases            684,572         205,557       94,595,290      601,580     11,979,290       2,215,944
 - Participant withdrawals         (116,732)       (105,657)     (82,477,276)    (101,961)    (1,714,857)       (762,189)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                567,840          99,900       12,118,014      499,619     10,264,433       1,453,755
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        639,340          84,676       12,926,680      414,623      6,865,832       1,951,772
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   853,840   $     204,176     $ 29,320,521  $   993,040   $ 15,798,263  $    4,572,494
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $       (319) $         --
 - Net realized gain (loss) on
   investments                           600            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        15,337            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          15,618            --
------------------------------
Change From Unit Transactions:
 - Participant purchases             323,546            --
 - Participant withdrawals           (11,122)           --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 312,424            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         328,042            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              328,042            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             35,683          (776)
 - Net realized gain (loss) on
   investments                        20,214         7,203
 - Net change in unrealized
   appreciation or
   depreciation on investments       281,617       159,991
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         337,514       166,418
------------------------------
Change From Unit Transactions:
 - Participant purchases           1,371,422       540,452
 - Participant withdrawals          (162,695)      (17,052)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               1,208,727       523,400
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       1,546,241       689,818
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            1,874,283       689,818
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            180,992       (23,800)
 - Net realized gain (loss) on
   investments                        82,844        26,333
 - Net change in unrealized
   appreciation or
   depreciation on investments      (105,137)     (899,317)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         158,699      (896,784)
------------------------------
Change From Unit Transactions:
 - Participant purchases           4,038,110     5,613,017
 - Participant withdrawals          (504,644)     (658,032)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               3,533,466     4,954,985
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       3,692,165     4,058,201
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $          --   $     4,602     $       (138)   $         (45)    $       (582)  $         --
 - Net realized gain (loss) on
   investments                               --           660               85              234             (357)            --
 - Net change in unrealized
   appreciation or
   depreciation on investments               --         1,012            4,808            2,272           21,136             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 --         6,274            4,755            2,461           20,197             --
------------------------------
Change From Unit Transactions:
 - Participant purchases                     --        96,433          188,146           37,943          643,263             --
 - Participant withdrawals                   --        (5,799)          (9,805)          (3,417)         (35,182)            --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                         --        90,634          178,341           34,526          608,081             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                 --        96,908          183,096           36,987          628,278             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                      --        96,908          183,096           36,987          628,278             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                  (438)       85,779            8,908           10,897          128,705           (903)
 - Net realized gain (loss) on
   investments                           (2,057)        5,559              851               48            6,081            (86)
 - Net change in unrealized
   appreciation or
   depreciation on investments            4,883       (20,051)          (1,286)          23,978          348,831         86,846
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              2,388        71,287            8,473           34,923          483,617         85,857
------------------------------
Change From Unit Transactions:
 - Participant purchases                320,403       475,911          731,060          274,773        2,425,159      1,275,318
 - Participant withdrawals             (141,809)      (57,530)         (90,269)         (41,600)        (430,555)       (53,195)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    178,594       418,381          640,791          233,173        1,994,604      1,222,123
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            180,982       489,668          649,264          268,096        2,478,221      1,307,980
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                 180,982       586,576          832,360          305,083        3,106,499      1,307,980
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                38,880        81,032           68,764           58,082          421,820        256,878
 - Net realized gain (loss) on
   investments                          (11,776)       (8,348)         (14,743)          (3,291)          (3,685)       (22,074)
 - Net change in unrealized
   appreciation or
   depreciation on investments          (21,844)      (39,703)          16,939          (55,632)        (506,147)      (265,839)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              5,260        32,981           70,960             (841)         (88,012)       (31,035)
------------------------------
Change From Unit Transactions:
 - Participant purchases                596,217       267,798          161,200          137,207        1,136,943      2,669,247
 - Participant withdrawals             (151,531)      (78,902)        (174,577)         (52,008)        (342,457)      (362,166)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    444,686       188,896          (13,377)          85,199          794,486      2,307,081
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            449,946       221,877           57,583           84,358          706,474      2,276,046
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $     630,928   $   808,453     $    889,943    $     389,441     $  3,812,973   $  3,584,026
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (108)  $           --
 - Net realized gain (loss) on
   investments                          (71)              --
 - Net change in unrealized
   appreciation or
   depreciation on investments        2,721               --
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          2,542               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            100,433               --
 - Participant withdrawals           (7,747)              --
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 92,686               --
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         95,228               --
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              95,228               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            14,953              (70)
 - Net realized gain (loss) on
   investments                         (193)             196
 - Net change in unrealized
   appreciation or
   depreciation on investments       69,824            5,753
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         84,584            5,879
------------------------------
Change From Unit Transactions:
 - Participant purchases            387,649           67,905
 - Participant withdrawals          (58,352)          (6,460)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                329,297           61,445
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        413,881           67,324
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             509,109           67,324
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           117,951           39,009
 - Net realized gain (loss) on
   investments                      (44,051)          (6,551)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (38,525)         (11,681)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         35,375           20,777
------------------------------
Change From Unit Transactions:
 - Participant purchases            150,668          385,224
 - Participant withdrawals          (73,872)         (68,164)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 76,796          317,060
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        112,171          337,837
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
                                ============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of three variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 46 mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth-Income Class 2 Fund
     AFIS Global Small Capitlization Class 2 Fund

   Baron Capital Funds Trust:
     Baron Capital Asset 12b1 Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Devon Series
     DGPF Emerging Markets Series
     DGPF Small Cap Value Series
     DGPF REIT Series
     DGPF Trend Series

   Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio
     Growth Service Class Portfolio
     High Income Service Class Portfolio

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

   Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service
     Class Portfolio

   Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund
     Templeton International Securities Fund
     Templeton International Securities Class 2 Fund
     Templeton Growth Securities Fund
     Templeton Growth Securities Class 2 Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

2. Mortality and expense guarantees & other transactions with affiliate Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the three policy types within the Variable Account:

     - VUL I - annual rate of .80% for policy years one through twelve and .55% thereafter.

     - VUL-CV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

     - VUL-DB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 amounted to $7,847,847, $3,155,407 and $562,526, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the three policy types within the Variable Account. Administrative fees for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 totaled $1,949,174, $347,173 and $28,319, respectively.

     - VUL I and VUL-CV are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.

     - VUL-DB is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2000 and 1999 and the the period ended December 31, 1998 amounted to $21,185,068, $5,399,180 and $501,514, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000, transfer fees of $600 were deducted from the variable subaccounts. No such fees were deducted in 1999 or 1998.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were $102,984, $351,525 and $3,764, respectively.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

3. Net Assets

   The following is a summary of net assets owned at December 31, 2000.

                                         AIM V.I.      AIM V.I.                    AIM V.I.                     AFIS
                                         CAPITAL       DIVERSIFIED   AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH
                                         APPRECIATION  INCOME        GROWTH        EQUITY         VALUE         CLASS 2
                           COMBINED      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units      $271,234,966  $ 2,997,419   $   561,112   $ 24,461,936  $  2,298,533   $ 30,139,601  $7,681,089
Accumulated net
   investment income
   (loss)                     9,664,692      138,604        65,935        892,509       120,003      1,208,710     (15,420)
Accumulated net realized
   gain (loss) on
   investments                1,132,903      197,819        (8,187)       174,122        11,347        151,078     (46,341)
Net unrealized
   appreciation
   (depreciation) on
   investments              (19,563,263)     272,004       (63,978)    (4,348,961)     (429,945)    (3,839,060)   (394,107)
                           ------------  ------------  ------------  ------------  ------------   ------------  ----------
-------------------------
                           $262,469,298  $ 3,605,846   $   554,882   $ 21,179,606  $  1,999,938   $ 27,660,329  $7,225,221
                           ============  ============  ============  ============  ============   ============  ==========

                           AFIS
                           GROWTH-
                           INCOME
                           CLASS 2
                           SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,338,451
Accumulated net
   investment income
   (loss)                         (4,407)
Accumulated net realized
   gain (loss) on
   investments                      (365)
Net unrealized
   appreciation
   (depreciation) on
   investments                    95,531
                           -------------
-------------------------
                           $   2,429,210
                           =============

                           AFIS            BARON          DEUTSCHE      DEUTSCHE
                           GLOBAL SMALL    CAPITAL        VIT           VIT
                           CAPITALIZATION  ASSET          EAFE          EQUITY 500
                           CLASS 2         12B 1          EQUITY INDEX  INDEX
                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units        $  908,568    $    991,495    $1,616,127   $  31,598,333
Accumulated net
   investment income
   (loss)                        (2,026)         (3,796)       42,096         (41,505)
Accumulated net realized
   gain (loss) on
   investments                  (43,827)          5,467       (11,424)        351,850
Net unrealized
   appreciation
   (depreciation) on
   investments                  (91,519)         (1,085)     (174,269)     (1,068,654)
                             ----------    -------------   ----------   -------------
-------------------------
                             $  771,196    $    992,081    $1,472,530   $  30,840,024
                             ==========    =============   ==========   =============

                           DEUTSCHE
                           VIT                                      DGPF
                           SMALL CAP      DGPF        DGPF          EMERGING
                           INDEX          HIGH YIELD  DEVON         MARKETS
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,158,799  $ 705,823   $   330,202   $1,268,013
Accumulated net
   investment income
   (loss)                         18,680      9,911           154        4,346
Accumulated net realized
   gain (loss) on
   investments                    20,322     (7,218)          376       17,903
Net unrealized
   appreciation
   (depreciation) on
   investments                   (45,646)   (80,369)      (29,991)    (153,081)
                           -------------  ----------  ------------  ----------
-------------------------
                           $   2,152,155  $ 628,147   $   300,741   $1,137,181
                           =============  ==========  ============  ==========

                                                                                                       FIDELITY
                                                                          FIDELITY      FIDELITY       VIP            FIDELITY
                                DGPF                                      VIP           VIP            HIGH           VIP II
                                SMALL CAP     DGPF          DGPF          EQUITY-       GROWTH         INCOME         ASSET
                                VALUE         REIT          TREND         INCOME        SERVICE CLASS  SERVICE CLASS  MANAGER
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  4,705,458  $   396,548   $ 12,220,400  $  4,720,084  $  1,251,744   $    520,384   $   885,233
Accumulated net investment
   income (loss)                      44,971         (219)       279,474       352,527        (2,009)          (902)       88,792
Accumulated net realized gain
   (loss) on investments              10,652        4,775        170,560       (22,731)       (2,186)        (3,001)         (348)
Net unrealized appreciation
   (depreciation) on
   investments                       722,964       38,523     (1,348,907)      131,404      (118,457)       (53,551)      (66,394)
                                ------------  ------------  ------------  ------------  ------------   ------------   ------------
------------------------------
                                $  5,484,045  $   439,627   $ 11,321,527  $  5,181,284  $  1,129,092   $    462,930   $   907,283
                                ============  ============  ============  ============  ============   ============   ============


                                FIDELITY
                                VIP II
                                CONTRAFUND
                                SERVICE CLASS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  8,521,617
Accumulated net investment
   income (loss)                     316,173
Accumulated net realized gain
   (loss) on investments             (18,354)
Net unrealized appreciation
   (depreciation) on
   investments                      (604,166)
                                ------------
------------------------------
                                $  8,215,270
                                ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)


                                              FIDELITY
                                FIDELITY      VIP III        JANUS
                                VIP II        GROWTH         ASPEN
                                INVESTMENT    OPPORTUNITIES  SERIES
                                GRADE BOND    SERVICE CLASS  BALANCED
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  2,549,074  $  4,287,307   $ 12,317,531
Accumulated net investment
   income (loss)                     156,030       115,589        842,239
Accumulated net realized gain
   (loss) on investments             (26,604)      (47,085)       (21,066)
Net unrealized appreciation
   (depreciation) on
   investments                       110,249      (612,833)      (973,585)
                                ------------  ------------   ------------
------------------------------
                                $  2,788,749  $  3,742,978   $ 12,165,119
                                ============  ============   ============

                                              JANUS
                                JANUS         ASPEN
                                ASPEN         SERIES
                                SERIES        GLOBAL                       LN            LN
                                WORLDWIDE     TECHNOLOGY     LN            CAPITAL       EQUITY-
                                GROWTH        SERVICE CLASS  BOND          APPRECIATION  INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $ 19,992,182  $    985,411   $  9,154,287  $  7,328,130  $    774,202
Accumulated net investment
   income (loss)                     889,246         3,587        469,297       175,005       141,329
Accumulated net realized gain
   (loss) on investments             (21,512)       (6,470)        11,896        21,754       (14,658)
Net unrealized appreciation
   (depreciation) on
   investments                    (3,282,997)     (161,220)       137,475    (1,212,770)      (47,033)
                                ------------  ------------   ------------  ------------  ------------
------------------------------
                                $ 17,576,919  $    821,308   $  9,772,955  $  6,312,119  $    853,840
                                ============  ============   ============  ============  ============

                                LN
                                GLOBAL          LN            LN            MFS           MFS                       NB AMT
                                ASSET           MONEY         SOCIAL        EMERGING      TOTAL         MFS         MID-CAP
                                ALLOCATION      MARKET        AWARENESS     GROWTH        RETURN        UTILITIES   GROWTH
                                SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     212,199   $ 28,250,720  $  1,032,661  $ 16,232,400  $  4,025,388  $5,054,617  $  5,478,385
Accumulated net investment
   income (loss)                       17,338      1,069,801        72,056       505,721       169,097     216,356       (24,576)
Accumulated net realized gain
   (loss) on investments              (10,766)            --         3,537       249,316         8,647     103,658        33,536
Net unrealized appreciation
   (depreciation) on
   investments                        (14,595)            --      (115,214)   (1,189,174)      369,362     191,817      (739,326)
                                --------------  ------------  ------------  ------------  ------------  ----------  ------------
------------------------------
                                $     204,176   $ 29,320,521  $    993,040  $ 15,798,263  $  4,572,494  $5,566,448  $  4,748,019
                                ==============  ============  ============  ============  ============  ==========  ============


                                NB AMT
                                PARTNERS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $    623,280
Accumulated net investment
   income (loss)                      38,442
Accumulated net realized gain
   (loss) on investments             (13,833)
Net unrealized appreciation
   (depreciation) on
   investments                       (16,961)
                                ------------
------------------------------
                                $    630,928
                                ============

                               OCC
                               ACCUMULATION  OCC
                               GLOBAL        ACCUMULATION
                               EQUITY        MANAGED
                               SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------
Unit Transactions:
   Accumulation units          $ 697,911     $ 805,755
Accumulated net investment
   income (loss)                 171,413        77,534
Accumulated net realized gain
   (loss) on investments          (2,129)      (13,807)
Net unrealized appreciation
   (depreciation) on
   investments                   (58,742)       20,461
                               ------------  ------------
-----------------------------
                               $ 808,453     $ 889,943
                               ============  ============

                                                            TEMPLETON                    TEMPLETON
                               TEMPLETON     TEMPLETON      INTERNATIONAL  TEMPLETON     GROWTH
                               ASSET         INTERNATIONAL  SECURITIES     GROWTH        SECURITIES
                               STRATEGY      SECURITIES     CLASS 2        SECURITIES    CLASS 2
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------
Unit Transactions:
   Accumulation units          $   352,898   $  3,397,171   $  3,529,204   $   498,779   $    378,505
Accumulated net investment
   income (loss)                    68,934        549,943        255,975       132,796         38,939
Accumulated net realized gain
   (loss) on investments            (3,009)         2,039        (22,160)      (44,315)        (6,355)
Net unrealized appreciation
   (depreciation) on
   investments                     (29,382)      (136,180)      (178,993)       34,020         (5,928)
                               ------------  ------------   ------------   ------------  ------------
-----------------------------
                               $   389,441   $  3,812,973   $  3,584,026   $   621,280   $    405,161
                               ============  ============   ============   ============  ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4.   Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                          AGGREGATE       AGGREGATE
                                          COST OF         PROCEEDS
                                          PURCHASES       FROM SALES
------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $    1,037,159  $      469,453
----------------------------------------
AIM V.I. Diversified Income Fund                 211,439          86,478
----------------------------------------
AIM V.I. Growth Fund                          17,635,560       1,755,390
----------------------------------------
AIM V.I. International Equity Fund             2,698,095         454,266
----------------------------------------
AIM V.I. Value Fund                           20,801,837       1,895,482
----------------------------------------
AFIS Growth Class 2 Fund                       8,853,913       1,235,464
----------------------------------------
AFIS Growth-Income Class 2 Fund                2,427,904          95,096
----------------------------------------
AFIS Global Small Capitlization Class 2
   Fund                                        1,376,990         471,384
----------------------------------------
Baron Capital Asset 12b1 Fund                    865,829         148,071
----------------------------------------
Deutsche VIT EAFE Equity Index Fund            1,535,649         449,038
----------------------------------------
Deutsche VIT Equity 500 Index Fund            17,938,890       4,516,178
----------------------------------------
Deutsche VIT Small Cap Index Fund              2,369,764         653,596
----------------------------------------
DGPF High Yield Series                           644,093         123,687
----------------------------------------
DGPF Devon Series                                285,201          23,050
----------------------------------------
DGPF Emerging Markets Series                     979,403         343,207
----------------------------------------
DGPF Small Cap Value Series                    3,199,890         812,724
----------------------------------------
DGPF REIT Series                                 470,923          83,388
----------------------------------------
DGPF Trend Series                             11,669,289       1,868,949
----------------------------------------
Fidelity VIP Equity-Income Portfolio           1,418,139         816,740
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                             1,368,056         118,245
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                               593,056          73,543
----------------------------------------
Fidelity VIP II Asset Manager Portfolio          310,857         172,683
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                             7,433,720         744,740
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                     940,672         577,919
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                     3,647,515         696,308
----------------------------------------
Janus Aspen Series Balanced Portfolio         11,960,529       1,606,151
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                  19,005,926       1,483,555
----------------------------------------
Janus Aspen Series Global Technology
   Service Portfolio                           1,065,084          76,033
----------------------------------------
LN Bond Fund                                   8,277,133         948,898
----------------------------------------
LN Capital Appreciation Fund                   6,368,271         937,605
----------------------------------------
LN Equity-Income Fund                          1,005,054         295,978
----------------------------------------
LN Global Asset Allocation Fund                  246,426         129,416
----------------------------------------
LN Money Market Fund                          69,522,363      56,594,253
----------------------------------------
LN Social Awareness Fund                         832,127         261,234
----------------------------------------
MFS Emerging Growth Series                    12,296,502       1,505,547
----------------------------------------
MFS Total Return Series                        2,504,526         934,989
----------------------------------------
MFS Utilities Series                           4,436,170         721,392
----------------------------------------
NB AMT Mid-Cap Growth Portfolio                5,485,978         554,497
----------------------------------------
NB AMT Partners Portfolio                        663,064         179,462
----------------------------------------
OCC Accumulation Global Equity Portfolio         375,274         105,306
----------------------------------------
OCC Accumulation Managed Portfolio               225,618         170,190
----------------------------------------
Templeton Asset Strategy Fund                    208,715          65,416
----------------------------------------
Templeton International Securities Fund        1,484,215         267,727
----------------------------------------
Templeton International Securities
   Class 2 Fund                                2,828,783         264,625
----------------------------------------
Templeton Growth Securities Fund                 905,952         711,175
----------------------------------------
Templeton Growth Securities Class 2 Fund         420,823          64,729
                                          --------------  --------------
----------------------------------------
                                          $  260,832,376  $   86,563,257
                                          ==============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments

   The following is a summary of investments owned at December 31, 2000.

                                             NET
                                SHARES       ASSET   VALUE OF         COST OF
                                OUTSTANDING  VALUE   SHARES           SHARES
------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                           116,929    $30.84  $     3,606,089  $    3,334,085
------------------------------
AIM V.I. Diversified Income
   Fund                            58,536      9.48          554,918         618,896
------------------------------
AIM V.I. Growth Fund              853,384     24.82       21,180,997      25,529,958
------------------------------
AIM V.I. International Equity
   Fund                            99,407     20.12        2,000,068       2,430,013
------------------------------
AIM V.I. Value Fund             1,012,893     27.31       27,662,113      31,501,173
------------------------------
AFIS Growth Class 2 Fund           98,590     73.29        7,225,697       7,619,804
------------------------------
AFIS Growth-Income Class 2
   Fund                            69,154     35.13        2,429,370       2,333,839
------------------------------
AFIS Global Small
   Capitlization Class 2 Fund      54,161     14.24          771,247         862,766
------------------------------
Baron Capital Asset 12b1 Fund      57,482     17.26          992,144         993,229
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                           132,192     11.14        1,472,623       1,646,892
------------------------------
Deutsche VIT Equity 500 Index
   Fund                         2,239,798     13.77       30,842,016      31,910,670
------------------------------
Deutsche VIT Small Cap Index
   Fund                           193,901     11.10        2,152,296       2,197,942
------------------------------
DGPF High Yield Series            104,698      6.00          628,186         708,555
------------------------------
DGPF Devon Series                  25,316     11.88          300,760         330,751
------------------------------
DGPF Emerging Markets Series      180,230      6.31        1,137,253       1,290,334
------------------------------
DGPF Small Cap Value Series       310,731     17.65        5,484,403       4,761,439
------------------------------
DGPF REIT Series                   39,896     11.02          439,655         401,132
------------------------------
DGPF Trend Series                 379,942     29.80       11,322,283      12,671,190
------------------------------
Fidelity VIP Equity-Income
   Portfolio                      203,042     25.52        5,181,627       5,050,223
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                 25,958     43.50        1,129,168       1,247,625
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         56,805      8.15          462,961         516,512
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                       56,709     16.00          907,343         973,737
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio        347,097     23.67        8,215,794       8,819,960
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio           221,520     12.59        2,788,932       2,678,683
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                211,481     17.70        3,743,214       4,356,047
------------------------------
Janus Aspen Series Balanced
   Portfolio                      500,449     24.31       12,165,910      13,139,495
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio               475,339     36.98       17,578,045      20,861,042
------------------------------
Janus Aspen Series Global
   Technology Service
   Portfolio                      125,399      6.55          821,361         982,581
------------------------------
LN Bond Fund                      821,930     11.89        9,773,568       9,636,093
------------------------------
LN Capital Appreciation Fund      249,064     25.35        6,312,529       7,525,299
------------------------------
LN Equity-Income Fund              48,953     17.44          853,893         900,926
------------------------------
LN Global Asset Allocation
   Fund                            13,813     14.78          204,189         218,784
------------------------------
LN Money Market Fund            2,932,231     10.00       29,322,306      29,322,306
------------------------------
LN Social Awareness Fund           26,691     37.21          993,103       1,108,317
------------------------------
MFS Emerging Growth Series        547,826     28.84       15,799,289      16,988,463
------------------------------
MFS Total Return Series           233,425     19.59        4,572,791       4,203,429
------------------------------
MFS Utilities Series              236,182     23.57        5,566,808       5,374,991
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                      211,225     22.48        4,748,329       5,487,655
------------------------------
NB AMT Partners Portfolio          39,021     16.17          630,968         647,929
------------------------------
OCC Accumulation Global Equity
   Portfolio                       52,637     15.36          808,506         867,248
------------------------------
OCC Accumulation Managed
   Portfolio                       20,602     43.20          890,002         869,541
------------------------------
Templeton Asset Strategy Fund      20,264     19.22          389,466         418,848
------------------------------
Templeton International
   Securities Fund                203,047     18.78        3,813,222       3,949,402
------------------------------
Templeton International
   Securities Class 2 Fund        191,979     18.67        3,584,252       3,763,245
------------------------------
Templeton Growth Securities
   Fund                            45,154     13.76          621,321         587,301
------------------------------
Templeton Growth Securities
   Class 2 Fund                    29,576     13.70          405,187         411,115
                                                     ---------------  --------------
------------------------------
                                                     $   262,486,202  $  282,049,465
                                                     ===============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6.   New investment funds and fund name changes

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. Also during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, Baron Capital Funds Trust Capital Asset 12b1, Deutsche Asset Management VIT Funds Trust ("Deutsche") EAFE Equity Index, Deutsche Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Small Cap Value, DGPF REIT, DGPF Trend, Fidelity Variable Insurance Products ("Fidelity VIP") Equity-Income, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen ("Janus") Balanced, Janus Worldwide Growth, Janus Global Technology Service Class, Lincoln National ("LN") Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, OCC Accumulation Trust ("OCC") Global Equity, OCC Accumulation Managed, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy, Templeton International Securities, Templeton International Securities Class 2, Templeton Growth Securities and Templeton Growth Securities Class 2), as of December 31, 2000, and the related statements of operations and changes in net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 2000, and the results of their operations and the changes in their net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                           (JUNE 30, 2001 UNAUDITED)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $    75,065,178  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)               227,514,145     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
TOTAL INVESTMENTS              302,579,323     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           13,026           143            26         856           124          1,260           604
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   302,566,297  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
PERCENT OF NET ASSETS               100.00%         1.08%         0.20%       6.61%         0.94%          9.68%         4.62%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                                        279,299        61,419     405,054            --        518,518            --
 - Unit value                               $     11.706  $      9.759  $    9.084  $         --   $     11.897            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,269,567       599,392   3,679,369            --      6,168,895            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,815,585       196,195      1,969,046     1,124,144
 - Unit value                               $         --  $         --  $    7.258  $      9.491   $      9.405  $      8.385
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,177,099     1,862,148     18,518,120     9,425,447
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                                             --            --       1,458           102            119         7,931
 - Unit value                               $         --  $         --  $    9.781  $      9.702   $      9.706  $      9.783
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --      14,263           993          1,157        77,586
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     421,498       110,725        472,567       356,880
 - Unit value                               $         --  $         --  $    7.406  $      8.781   $      9.677  $     12.567
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   3,121,816       972,308      4,573,209     4,485,028
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              355               57               63               71            1,441           128
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 2.73%            0.44%            0.50%            0.55%           11.17%         1.01%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          931,218            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.111  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,346,485            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          560,974          103,813           99,844          161,178        2,234,952       213,344
 - Unit value              $        10.864  $         7.283  $        12.296  $         8.612  $         9.217  $     11.536
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 6,094,460          756,031        1,227,728        1,388,129       20,598,761     2,461,113
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            6,219            4,722              289               95               95            95
 - Unit value              $         9.994  $         9.957  $        10.720  $         9.245  $         9.761  $     10.459
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                    62,152           47,021            3,094              880              929           995
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                          173,981           49,717           19,414           34,352          288,661        47,606
 - Unit value              $        12.172  $        10.385  $        13.812  $         8.187  $         9.774  $     12.428
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 2,117,782          516,309          268,149          281,230        2,821,249       591,650
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $    965,048  $  312,321
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --          --
                           ------------  ----------
-------------------------
TOTAL INVESTMENTS               965,048     312,321
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            42          12
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------
PERCENT OF NET ASSETS              0.32%       0.10%
                           ============  ==========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        99,987      39,758
 - Unit value              $      7.265  $    7.601
                           ------------  ----------
                                726,388     302,217
                           ------------  ----------
VUL--CVII Policies:
 - Units in accumulation
   period                           101          95
 - Unit value              $      9.665  $    9.646
                           ------------  ----------
                                    978         918
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        30,418       1,041
 - Unit value              $      7.813  $    8.817
                           ------------  ----------
                                237,640       9,174
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $  1,413,320  $  7,201,775  $  1,081,304  $    12,376,071  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --            --            --               --        5,206,134        2,203,860
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,413,320     7,201,775     1,081,304       12,376,071        5,206,134        2,203,860
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            60           306            46              521              227               98
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.47%         2.38%         0.36%            4.09%            1.72%            0.73%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                        31,460       190,279            --          160,601          454,201               --
 - Unit value              $      9.652  $     11.710  $         --  $        15.714  $        11.462  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                303,637     2,228,260            --        2,523,706        5,205,907               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        85,374       328,770        63,514          571,906               --          163,272
 - Unit value              $     10.279  $     12.061  $     12.708  $        13.149  $            --  $         7.649
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                877,521     3,965,345       807,106        7,520,223               --        1,248,824
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            95           104           115              398               --            4,750
 - Unit value              $     10.417  $     10.331  $     10.761  $        10.611  $            --  $         9.733
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                    991         1,077         1,236            4,220               --           46,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        21,915        74,584        19,010          199,102               --          119,012
 - Unit value              $     10.546  $     13.499  $     14.357  $        11.689  $            --  $         7.635
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                231,111     1,006,787       272,916        2,327,401               --          908,709
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 1,191,700          909,403
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                1,191,700          909,403
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               52               40
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.39%            0.30%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --           84,883
 - Unit value              $            --  $        10.713
                           ---------------  ---------------
                                        --          909,363
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          104,441               --
 - Unit value              $         7.460  $            --
                           ---------------  ---------------
                                   779,090               --
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                              304               --
 - Unit value              $         9.414  $            --
                           ---------------  ---------------
                                     2,863               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           55,008               --
 - Unit value              $         7.448  $            --
                           ---------------  ---------------
                                   409,695               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $         --  $         --   $       --  $         --  $         --   $ 13,079,553
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)           9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
TOTAL INVESTMENTS                9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230     13,079,553
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              398           131           158          603           827            80            560
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
PERCENT OF NET ASSETS                 3.09%         0.99%         1.25%        4.59%         6.37%         0.63%          4.32%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --       254,801            --           --            --            --             --
 - Unit value              $            --  $     11.705  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,982,563            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          798,739            --       441,164      948,839     1,345,795       289,965        924,169
 - Unit value              $         9.519  $         --  $      7.511   $   10.619  $     10.883  $      4.977   $     11.313
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 7,603,317            --     3,313,482   10,075,807    14,646,664     1,443,189     10,455,450
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            1,252            --           309        5,238         3,835           108          1,455
 - Unit value              $         9.893  $         --  $      9.897   $    9.838  $      9.488  $      9.040   $      9.993
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                    12,389            --         3,062       51,529        36,383           978         14,543
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          174,081            --        56,088      342,233       442,509        89,962        230,125
 - Unit value              $        10.034  $         --  $      8.131   $   11.020  $     10.393  $      4.969   $     11.337
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,746,785            --       456,070    3,771,308     4,599,057       446,983      2,609,000
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     8,283,077
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --
                           ---------------
-------------------------
TOTAL INVESTMENTS                8,283,077
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              360
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------
PERCENT OF NET ASSETS                 2.74%
                           ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          606,187
 - Unit value              $         9.481
                           ---------------
                                 5,747,197
                           ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            3,245
 - Unit value              $         9.474
                           ---------------
                                    30,740
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                          265,277
 - Unit value              $         9.442
                           ---------------
                                 2,504,780
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     1,800,052  $       288,308  $    27,139,609  $     1,124,740  $            --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --               --               --               --       15,049,634     7,292,823
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                1,800,052          288,308       27,139,609        1,124,740       15,049,634     7,292,823
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               78               13            1,211               47              639           320
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 0.59%            0.10%            8.97%            0.37%            4.97%         2.41%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --          393,837               --          248,765       196,114
 - Unit value              $            --  $            --  $        11.409  $            --  $        12.238  $     12.201
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,492,377               --        3,044,369     2,392,767
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          121,395           22,373        1,137,438          104,255          956,542       287,874
 - Unit value              $        10.333  $         9.588  $        11.043  $         9.693  $        10.077  $     11.307
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,254,429          214,515       12,558,140        1,010,563        9,639,092     3,254,998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                              322               95            3,533               95               95           692
 - Unit value              $         9.843  $         9.863  $        10.048  $         9.843  $         9.677  $      9.905
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                     3,168              938           35,503              936              921         6,850
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           45,688            7,364          929,469           11,004          241,769       136,692
 - Unit value              $        11.871  $         9.891  $        10.817  $        10.287  $         9.780  $     11.982
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   542,377           72,842       10,052,378          113,194        2,364,613     1,637,888
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        6,119,507     7,082,096
                           ------------  ------------
-------------------------
TOTAL INVESTMENTS             6,119,507     7,082,096
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           264           298
                           ------------  ------------
-------------------------
NET ASSETS                 $  6,119,243  $  7,081,798
                           ============  ============
-------------------------
PERCENT OF NET ASSETS              2.02%         2.34%
                           ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                       132,429            --
 - Unit value              $     13.319  $         --
                           ------------  ------------
                              1,763,853            --
                           ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                       275,020       458,056
 - Unit value              $     11.584  $     11.943
                           ------------  ------------
                              3,185,944     5,470,552
                           ------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                         3,022         5,448
 - Unit value              $      9.197  $     10.083
                           ------------  ------------
                                 27,790        54,926
                           ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                        99,682       128,834
 - Unit value              $     11.453  $     12.080
                           ------------  ------------
                              1,141,656     1,556,320
                           ------------  ------------
-------------------------
NET ASSETS                 $  6,119,243  $  7,081,798
                           ============  ============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            44            34            40               16              150              168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.33%         0.25%         0.30%            0.12%            1.14%            1.31%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --        65,535        83,062           33,406          330,878               --
 - Unit value              $         --  $     11.728  $     11.075  $        11.199  $        10.429  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       768,595       919,931          374,108        3,450,854               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        73,289            --            --               --               --          311,132
 - Unit value              $      9.412  $         --  $         --  $            --  $            --  $         9.939
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                689,787            --            --               --               --        3,092,213
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                           111            --            --               --               --              114
 - Unit value              $      9.906  $         --  $         --  $            --  $            --  $         9.677
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                  1,097            --            --               --               --            1,104
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        28,295            --            --               --               --           83,958
 - Unit value              $     11.241  $         --  $         --  $            --  $            --  $        10.294
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                318,056            --            --               --               --          864,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)             632,890          618,237
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                  632,890          618,237
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               28               27
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.21%            0.20%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                           50,332               --
 - Unit value              $        12.574  $            --
                           ---------------  ---------------
                                   632,862               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           35,382
 - Unit value              $            --  $        12.201
                           ---------------  ---------------
                                        --          431,713
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                               --               68
 - Unit value              $            --  $         9.925
                           ---------------  ---------------
                                        --              674
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --           14,597
 - Unit value              $            --  $        12.730
                           ---------------  ---------------
                                        --          185,823
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     11,799,290  $          --   $         --    $           --  $          --   $         --
Mortality and expense
   guarantees:
    VUL I                               (222,120)       (13,151)        (2,312)          (15,123)            --        (24,225)
    VUL--CV                             (632,914)            --             --           (47,420)        (6,400)       (66,562)
    VUL--CVII                               (211)            --             --                (2)            (1)            (1)
    VUL--DB                             (221,426)            --             --           (12,439)        (3,618)       (18,630)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)          10,722,619        (13,151)        (2,312)          (74,984)       (10,019)      (109,418)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (2,372,033)           705         (5,804)         (319,853)      (143,641)      (221,900)
Net change in unrealized
   appreciation or
   depreciation on investments       (31,636,031)      (571,834)        13,148        (5,521,086)      (223,301)    (1,467,742)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (34,008,064)      (571,129)         7,344        (5,840,939)      (366,942)    (1,689,642)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,285,445) $    (584,280)  $      5,032    $   (5,915,923) $    (376,961)  $ (1,799,060)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      3,565,182
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (26,156)
    VUL--CVII                                (27)
    VUL--DB                              (14,344)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           3,524,655
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (49,040)
Net change in unrealized
   appreciation or
   depreciation on investments        (4,263,726)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (4,312,766)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (788,111)
                                ================
------------------------------

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     992,574   $     89,160    $       6,706   $          --   $             --  $          --
Mortality and expense
   guarantees:
    VUL I                                  --             --               --              --            (40,699)            --
    VUL--CV                           (15,646)        (1,891)          (3,863)         (4,909)           (70,469)        (7,603)
    VUL--CVII                             (25)           (22)              (1)             (1)                (1)            (1)
    VUL--DB                            (6,849)        (1,835)            (815)         (1,126)           (10,981)        (1,931)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          970,054         85,412            2,027          (6,036)          (122,150)        (9,535)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         10,641        (47,573)           6,569         (44,996)          (143,028)         1,805
Net change in unrealized
   appreciation or
   depreciation on investments       (794,306)       (76,248)         149,160        (236,573)        (2,019,684)       192,882
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (783,665)      (123,821)         155,729        (281,569)        (2,162,712)       194,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     186,389   $    (38,409)   $     157,756   $    (287,605)  $     (2,284,862) $     185,152
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      79,988   $        2,024
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,595)          (1,117)
    VUL--CVII                              (1)              (1)
    VUL--DB                              (783)             (28)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           76,609              878
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (12,273)          (1,634)
Net change in unrealized
   appreciation or
   depreciation on investments       (154,029)         (15,339)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (166,302)         (16,973)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (89,693)  $      (16,095)
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $       5,763   $        59,494   $     15,363    $          --   $     328,739   $     107,546
Mortality and expense
   guarantees:
    VUL I                              (1,120)           (8,213)            --           (9,364)        (20,473)             --
    VUL--CV                            (2,939)          (12,594)        (2,132)         (23,909)             --          (3,974)
    VUL--CVII                              (1)               (1)            (1)              (1)             --             (22)
    VUL--DB                              (853)           (3,050)          (675)          (8,586)             --          (3,516)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              850            35,636         12,555          (41,860)        308,266         100,034
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (11,816)           57,912          1,323         (266,939)         (9,564)        (47,509)
Net change in unrealized
   appreciation or
   depreciation on investments        155,441           438,165         53,128         (524,599)       (363,803)       (227,656)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        143,625           496,077         54,451         (791,538)       (373,367)       (275,165)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     144,475   $       531,713   $     67,006    $    (833,398)  $     (65,101)  $    (175,131)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      74,718   $         48,603
Mortality and expense
   guarantees:
    VUL I                                  --             (3,504)
    VUL--CV                            (1,814)                --
    VUL--CVII                              (1)                --
    VUL--DB                            (1,469)                --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           71,434             45,099
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (17,197)            (7,088)
Net change in unrealized
   appreciation or
   depreciation on investments       (150,543)           (73,166)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,740)           (80,254)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (96,306)  $        (35,155)
                                ==============  ================
------------------------------

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      276,857   $      154,762    $        9,052   $     177,715   $         42,186
Mortality and expense
   guarantees:
    VUL I                                   --          (11,517)               --              --                 --
    VUL--CV                            (26,478)              --           (12,201)        (36,049)           (54,342)
    VUL--CVII                               (2)              --                (1)            (23)                (6)
    VUL--DB                             (6,558)              --            (1,957)        (15,675)           (18,669)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           243,819          143,245            (5,107)        125,968            (30,831)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (93,056)           2,683           (88,282)        (69,487)          (218,868)
Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)         (56,207)         (254,063)       (569,907)        (2,532,266)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                      (1,135,921)         (53,524)         (342,345)       (639,394)        (2,751,134)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (892,102)  $       89,721    $     (347,452)  $    (513,426)  $     (2,781,965)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      11,274   $      59,359   $      660,164
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                            (5,138)        (35,034)         (20,916)
    VUL--CVII                              (1)             (2)             (15)
    VUL--DB                            (1,504)         (7,751)          (7,032)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,631          16,572          632,201
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (62,840)         22,202         (200,754)
Net change in unrealized
   appreciation or
   depreciation on investments       (459,313)        289,509       (1,244,084)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (522,153)        311,711       (1,444,838)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (517,522)  $     328,283   $     (812,637)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      72,891   $        17,200   $     619,715   $     260,059   $      902,487  $     328,755
Mortality and expense
   guarantees:
    VUL I                                  --                --         (18,488)             --          (12,474)        (9,152)
    VUL--CV                            (3,931)             (688)        (43,842)         (3,573)         (35,147)        (9,743)
    VUL--CVII                              (1)               (1)            (14)             (1)              (1)            (1)
    VUL--DB                            (1,466)             (189)        (39,769)           (362)          (9,504)        (4,817)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           67,493            16,322         517,602         256,123          845,361        305,042
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (6,578)           (1,615)             --         (13,927)        (254,037)        15,565
Net change in unrealized
   appreciation or
   depreciation on investments       (106,307)          (27,854)             --        (286,548)      (4,597,919)      (332,466)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (112,885)          (29,469)             --        (300,475)      (4,851,956)      (316,901)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (45,392)  $       (13,147)  $     517,602   $     (44,352)  $   (4,006,595) $     (11,859)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $        653,004  $           --
Mortality and expense
   guarantees:
    VUL I                                 (7,338)             --
    VUL--CV                              (11,089)        (17,920)
    VUL--CVII                                 (6)            (22)
    VUL--DB                               (4,567)         (5,317)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             630,004         (23,259)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (10,621)        (59,863)
Net change in unrealized
   appreciation or
   depreciation on investments        (1,267,204)       (611,679)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (1,277,825)       (671,542)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $       (647,821) $     (694,801)
                                ================  ==============
------------------------------

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      29,037   $     8,284     $    20,605     $        39,861   $     864,998   $     983,912
Mortality and expense
   guarantees:
    VUL I                                  --        (3,045)         (3,652)             (1,517)        (14,287)             --
    VUL--CV                            (2,329)           --              --                  --              --         (11,053)
    VUL--CVII                              (1)           --              --                  --              --              (1)
    VUL--DB                              (915)           --              --                  --              --          (3,238)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           25,792         5,239          16,953              38,344         850,711         969,620
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (2,651)       (7,942)             39              (3,042)        (29,441)        (21,475)
Net change in unrealized
   appreciation or
   depreciation on investments        (22,549)      (65,639)        (17,534)            (60,600)     (1,163,690)     (1,292,737)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (25,200)      (73,581)        (17,495)            (63,642)     (1,193,131)     (1,314,212)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $         592   $   (68,342)    $      (542)    $       (25,298)  $    (342,420)  $    (344,592)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     118,615   $      112,638
Mortality and expense
   guarantees:
    VUL I                              (2,466)              --
    VUL--CV                                --           (1,448)
    VUL--CVII                              --               (1)
    VUL--DB                                --             (608)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          116,149          110,581
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                          3,530             (673)
Net change in unrealized
   appreciation or
   depreciation on investments       (123,187)        (109,211)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (119,657)        (109,884)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (3,508)  $          697
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           10,722,619          (13,151)           (2,312)           (74,984)         (10,019)
 - Net realized gain (loss) on
   investments                      (2,372,033)             705            (5,804)          (319,853)        (143,641)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,636,031)        (571,834)           13,148         (5,521,086)        (223,301)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      (23,285,445)        (584,280)            5,032         (5,915,923)        (376,961)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           126,086,526          399,932            89,938          6,451,240        1,519,887
 - Participant withdrawals         (62,704,082)        (151,931)          (50,460)        (1,722,376)        (307,415)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                63,382,444          248,001            39,478          4,728,864        1,212,472
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       40,096,999         (336,279)           44,510         (1,187,059)         835,511
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  302,566,297  $     3,269,567   $       599,392   $     19,992,547  $     2,835,449
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                               (109,418)    3,524,655
 - Net realized gain (loss) on
   investments                          (221,900)      (49,040)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (1,467,742)   (4,263,726)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (1,799,060)     (788,111)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases               5,583,473     8,491,546
 - Participant withdrawals            (2,183,361)     (940,595)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                   3,400,112     7,550,951
                                ----------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          1,601,052     6,762,840
                                ----------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     29,261,381  $ 13,988,061
                                ================  ============
------------------------------

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $        992,081  $   1,472,530   $   30,840,024  $  2,152,155
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            970,054         85,412              2,027         (6,036)        (122,150)       (9,535)
 - Net realized gain (loss) on
   investments                        10,641        (47,573)             6,569        (44,996)        (143,028)        1,805
 - Net change in unrealized
   appreciation or
   depreciation on investments      (794,306)       (76,248)           149,160       (236,573)      (2,019,684)      192,882
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        186,389        (38,409)           157,756       (287,605)      (2,284,862)      185,152
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           6,060,094        721,299            489,189        669,149        7,247,471     1,023,006
 - Participant withdrawals          (401,299)      (134,725)          (140,055)      (183,835)      (2,035,209)     (306,555)
                                ------------   ------------   ----------------  --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    5,658,795        586,574            349,134        485,314        5,212,262       716,451
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      5,845,184        548,165            506,890        197,709        2,927,400       901,603
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  8,274,394   $  1,319,361   $      1,498,971  $   1,670,239   $   33,767,424  $  3,053,758
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                          76,609            878
 - Net realized gain (loss) on
   investments                    (12,273)        (1,634)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (154,029)       (15,339)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (89,693)       (16,095)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases          536,701         41,938
 - Participant withdrawals       (110,149)       (14,275)
                                 --------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   426,552         27,663
                                 --------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     336,859         11,568
                                 --------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001      $965,006   $    312,309
                                 ========   ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $    439,627  $ 11,321,527  $    5,181,284  $  1,129,092
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              850          35,636        12,555       (41,860)        308,266       100,034
 - Net realized gain (loss) on
   investments                     (11,816)         57,912         1,323      (266,939)         (9,564)      (47,509)
 - Net change in unrealized
   appreciation or
   depreciation on investments     155,441         438,165        53,128      (524,599)       (363,803)     (227,656)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       144,475         531,713        67,006      (833,398)        (65,101)     (175,131)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           270,738       1,612,780       655,660     3,039,474         441,693     1,460,993
 - Participant withdrawals        (139,134)       (427,069)      (81,035)   (1,152,053)       (351,969)     (211,192)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               131,604       1,185,711       574,625     1,887,421          89,724     1,249,801
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      276,079       1,717,424       641,631     1,054,023          24,623     1,074,670
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $1,413,260    $  7,201,469  $  1,081,258  $ 12,375,550  $    5,205,907  $  2,203,762
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             71,434           45,099
 - Net realized gain (loss) on
   investments                       (17,197)          (7,088)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (150,543)         (73,166)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (96,306)         (35,155)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             909,034          103,443
 - Participant withdrawals           (84,010)         (66,208)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 825,024           37,235
                                ------------   --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        728,718            2,080
                                ------------   --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,191,648   $      909,363
                                ============   ==============
------------------------------

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              243,819        143,245        (5,107)         125,968       (30,831)        4,631
 - Net realized gain (loss) on
   investments                         (93,056)         2,683       (88,282)         (69,487)     (218,868)      (62,840)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)       (56,207)     (254,063)        (569,907)   (2,532,266)     (459,313)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (892,102)        89,721      (347,452)        (513,426)   (2,781,965)     (517,522)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             2,836,869        269,360       781,035        3,458,022     6,187,715    1,757,181
 - Participant withdrawals            (797,546)      (165,267)     (403,947)      (1,211,071)   (1,700,565)     (169,817)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 2,039,323        104,093       377,088        2,246,951     4,487,150    1,587,364
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        1,147,221        193,814        29,636        1,733,525     1,705,185    1,069,842
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $  9,362,491   $  2,982,563  $  3,772,614   $   13,898,644  $ 19,282,104 $  1,891,150
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             16,572       632,201
 - Net realized gain (loss) on
   investments                        22,202      (200,754)
 - Net change in unrealized
   appreciation or
   depreciation on investments       289,509    (1,244,084)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         328,283      (812,637)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           3,904,568     3,392,332
 - Participant withdrawals          (926,813)     (609,097)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               2,977,755     2,783,235
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      3,306,038     1,970,598
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $ 13,078,993  $  8,282,717
                                ============  ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    853,840  $     204,176     $ 29,320,521  $    993,040  $ 15,798,263  $    4,572,494
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             67,493         16,322          517,602       256,123       845,361         305,042
 - Net realized gain (loss) on
   investments                        (6,578)        (1,615)              --       (13,927)     (254,037)         15,565
 - Net change in unrealized
   appreciation or
   depreciation on investments      (106,307)       (27,854)              --      (286,548)   (4,597,919)       (332,466)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (45,392)       (13,147)         517,602       (44,352)   (4,006,595)        (11,859)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,141,632        120,033       38,697,461       253,469     4,514,043       3,236,556
 - Participant withdrawals          (150,106)       (22,767)     (41,397,186)      (77,464)   (1,256,716)       (504,688)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 991,526         97,266       (2,699,725)      176,005     3,257,327       2,731,868
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        946,134         84,119       (2,182,123)      131,653      (749,268)      2,720,009
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,799,974  $     288,295     $ 27,138,398  $  1,124,693  $ 15,048,995  $    7,292,503
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            630,004       (23,259)
 - Net realized gain (loss) on
   investments                       (10,621)      (59,863)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (1,267,204)     (611,679)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (647,821)     (694,801)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,722,290     3,635,852
 - Participant withdrawals          (521,674)     (607,272)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               1,200,616     3,028,580
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        552,795     2,333,779
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  6,119,243  $  7,081,798
                                ============  ============
------------------------------

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $      630,928  $   808,453     $   889,943     $     389,441     $  3,812,973   $  3,584,026
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                                 25,792        5,239          16,953            38,344          850,711        969,620
 - Net realized gain (loss) on
   investments                            (2,651)      (7,942)             39            (3,042)         (29,441)       (21,475)
 - Net change in unrealized
   appreciation or
   depreciation on investments           (22,549)     (65,639)        (17,534)          (60,600)      (1,163,690)    (1,292,737)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 592      (68,342)           (542)          (25,298)        (342,420)      (344,592)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases                 474,170      112,192          82,754            35,414          300,591      1,023,722
 - Participant withdrawals               (96,750)     (83,708)        (52,224)          (25,449)        (320,290)      (305,610)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                     377,420       28,484          30,530             9,965          (19,699)       718,112
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            378,012      (39,858)         29,988           (15,333)        (362,119)       373,520
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $    1,008,940  $   768,595     $   919,931     $     374,108     $  3,450,854   $  3,957,546
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           116,149          110,581
 - Net realized gain (loss) on
   investments                        3,530             (673)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (123,187)        (109,211)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (3,508)             697
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             58,482          272,105
 - Participant withdrawals          (43,392)         (59,753)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 15,090          212,352
                                ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        11,582          213,049
                                ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   632,862   $      618,210
                                ============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of four variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-CV II

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          (JUNE 30, 2001 - UNAUDITED)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30
                                                              2001        2000
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,169.3   $22,358.3
------------------------------------------------------------
Preferred stocks                                                  296.7       255.0
------------------------------------------------------------
Unaffiliated common stocks                                        114.7       163.7
------------------------------------------------------------
Affiliated common stocks                                          742.4       657.9
------------------------------------------------------------
Mortgage loans on real estate                                   4,072.6     4,226.7
------------------------------------------------------------
Real estate                                                       293.1       279.5
------------------------------------------------------------
Policy loans                                                    1,714.0     1,676.7
------------------------------------------------------------
Other investments                                                 525.0       487.3
------------------------------------------------------------
Cash and short-term investments                                   955.7     1,111.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     30,883.5    31,216.7
------------------------------------------------------------
Premiums and fees in course of collection                         232.0       198.3
------------------------------------------------------------
Accrued investment income                                         475.7       446.4
------------------------------------------------------------
Reinsurance recoverable                                           186.4       135.0
------------------------------------------------------------
Funds withheld by ceding companies                                104.3        71.7
------------------------------------------------------------
Federal and foreign income taxes recoverable from parent co.      192.0       111.1
------------------------------------------------------------
Company owned policies and contracts                              340.7       179.5
------------------------------------------------------------
Goodwill                                                           35.8        40.8
------------------------------------------------------------
Other admitted assets                                             113.8        61.1
------------------------------------------------------------
Separate account assets                                        41,040.1    47,854.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $27,826.0   $12,411.7
------------------------------------------------------------
Other policyholder funds                                          101.1    15,613.3
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       671.0       803.2
------------------------------------------------------------
Funds held under reinsurance treaties                           1,122.5       832.2
------------------------------------------------------------
Asset valuation reserve                                           487.0       520.8
------------------------------------------------------------
Interest maintenance reserve                                       24.6        35.5
------------------------------------------------------------
Other liabilities                                                 651.3       491.2
------------------------------------------------------------
Net transfers due from separate accounts                         (977.7)     (900.0)
------------------------------------------------------------
Separate account liabilities                                   41,039.2    47,854.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              70,945.0    77,662.3
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding--10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     2,006.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (621.8)     (628.4)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,659.3     2,652.7
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,279.8   $3,970.6
------------------------------------------------------------
Net investment income                                          1,070.5    1,077.1
------------------------------------------------------------
Amortization of the interest maintenance reserve                   8.2       11.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          196.0      316.9
------------------------------------------------------------
Expense charges on deposit funds                                  36.7       78.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     294.0      290.2
------------------------------------------------------------
Other income                                                      88.3       30.1
------------------------------------------------------------  --------   --------
Total revenues                                                 4,973.5    5,775.6
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,605.4    4,176.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses            3.5    1,227.3
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    4,608.9    5,403.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      364.6      372.2
------------------------------------------------------------
Dividends to policyholders                                        36.5       38.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 328.1      333.8
------------------------------------------------------------
Federal and foreign income taxes                                  40.9       27.7
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      287.2      306.1
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                             (109.4)     (14.4)
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  177.8   $  291.7
------------------------------------------------------------  ========   ========

See accompanying notes.                                                      F-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,679.1   $2,526.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       177.8      291.7
------------------------------------------------------------
Difference in cost and admitted investment amounts              (123.4)      22.2
------------------------------------------------------------
Nonadmitted assets                                               160.9       (7.3)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (3.6)      (4.0)
------------------------------------------------------------
Asset valuation reserve                                           37.7      (29.9)
------------------------------------------------------------
Cumulative Effect of changes in accounting principles             (4.2)       0.0
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                         0.0       63.5
------------------------------------------------------------
Dividends to shareholder                                        (265.0)    (210.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,659.3   $2,652.7
------------------------------------------------------------  ========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2001         2000
                                                              ----------   ----------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,726.8    $ 3,821.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                  53.7        451.8
------------------------------------------------------------
Investment income received                                        977.2      1,048.5
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      294.0        290.2
------------------------------------------------------------
Benefits paid                                                  (4,602.8)    (4,965.8)
------------------------------------------------------------
Insurance expenses paid                                          (603.6)    (1,050.0)
------------------------------------------------------------
Federal income taxes recovered (paid)                            (135.9)       (80.1)
------------------------------------------------------------
Dividends to policyholders                                        (39.8)       (39.4)
------------------------------------------------------------
Other income received and expenses paid, net                      300.4        (72.3)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities               (30.0)      (595.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      4,082.4      2,209.0
------------------------------------------------------------
Purchase of investments                                        (4,447.2)    (1,691.5)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             347.1        132.3
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               (17.7)       649.8
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                     0.0         63.5
------------------------------------------------------------
Repayment of borrowings from shareholder                         (180.0)      (205.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (265.0)      (210.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (445.0)      (351.5)
------------------------------------------------------------
Net increase (decrease) in cash and short-term investments       (492.7)      (297.6)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,448.4      1,409.2
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $   955.7    $ 1,414.6
------------------------------------------------------------  =========    =========

See accompanying notes.                                                      F-5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENT -- STATUTORY BASIS
(UNAUDITED)

--------------------------------------------------------------------------------
1. BASIS OF PRESENTATION

The accompanying financial statements of Lincoln National Life Insurance Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that Indiana State law differs, and except that these financial statements do not contain complete notes.

The Indiana Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of Indiana for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Indiana Insurance Law. The company's financial statements for June 30, 2001 were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001, (NAIC SAP). The NAIC SAP has been adopted as a component of prescribed or permitted practices by the state of Indiana. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of approximately $4,160,000 as of January 1, 2001.

These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

--------------------------------------------------------------------------------
2. SUBSEQUENT EVENTS

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

                    ILLUSTRATIONS OF POLICY ACCOUNT VALUES,
                       SURRENDER VALUES, DEATH BENEFITS,
                    AND LONG-TERM/CONVALESCENT CARE BENEFITS

    The following tables have been prepared to help show how values under Policies change with investment experience. The tables illustrate how Policy Account Values, Surrender Values, Death Benefits, and Long-Term/Convalescent Care Benefits ("LTC Benefits") under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0% and 10%. If the hypothetical gross investment rate of return averages 0% or 10%, but fluctuates over or under those averages throughout the years, the Policy Account Values, Surrender Values, Death Benefits, and LTC Benefits may differ.

    The amounts shown for the Policy Account Value, Surrender Value, Death Benefit, and LTC Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the assets held in the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.00% of average daily net assets to compensate Lincoln Life for assuming mortality and expense risks under the Policies. The illustrations also reflect the deduction of the Premium Expense Charge of 3.5% of each Premium.

    In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.81%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.87%. Lincoln Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio, that change will be reflected in the net asset value of the corresponding Portfolio.

    The tables also reflect applicable charges including monthly cost of insurance charges and a monthly expense charge of $6.00 per month on a current basis and $8.00 per month as a guaranteed maximum. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and monthly expense charges. After deduction of these amounts (other than the cost of insurance charges, monthly expense charges and premium expense charges), hypothetical gross average investment rates of return of 0% and 10% correspond to approximate net annual investment rates of return of -1.85%% and 8.15%, respectively on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Specified Amount), sex, tobacco use, rating class and Policy Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above. Surrender Values reflect a surrender charge that is applicable during the first fourteen Policy Years.

    The tables illustrate the Policy Account Values, Surrender Values, Death Benefits, and maximum LTC Benefits that would result based upon the hypothetical investment rates of return if no Premium other than the indicated Initial Premium is paid, if the entire Initial Premium is allocated to the Separate Account, if no Policy loans are taken, and if no LTC Benefits are paid. The tables also assume that no partial withdrawals or transfers have been made. Partial withdrawals are subject to a charge of $25 per transaction (not to exceed 2% of the amount withdrawn). Partial withdrawals and loans will reduce the Death Benefit and LTC Benefits payable.

    Values are shown for Policies that are issued to standard class Insureds. Values for Policies issued on a basis involving a higher mortality risk would result in lower Policy Account Values, Surrender Values, Death Benefits, and LTC Benefits than those illustrated. Females generally have a more favorable guaranteed rate structure than males.

                                    Illus.-1

    The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

    The illustrated Policy has a LTC Benefits Rider that prepays the Death Benefit to reimburse expenses for long-term/convalescent care. The illustrated Policy also has an Extension of Benefits Rider ("EOB Rider") that provides additional long-term care benefits after the entire Death Benefit amount has been exhausted. The LTC Benefits shown in the attached tables reflect the total benefits payable under the LTC Benefits Rider and the EOB Rider. Monthly benefit payments can begin after a 90-day deductible period. Long-term care benefits are subject to special federal tax requirements, which are described in the prospectus in "Federal Tax Considerations: Long-Term/Convalescent Care Benefits Rider."

    LTC Benefits payable under these riders are subject to a monthly benefit limit. The initial monthly benefit limits under the illustrated LTC Benefits Rider and EOB Rider are as follows:

Initial Home Health Care Monthly Benefit:...................  $3000.00
Initial Nursing Home Care Monthly Benefit:..................  $3000.00
Initial Home Assisted Living Monthly Benefit:...............  $3000.00
Initial Home Adult Day Care Monthly Benefit:................  $3000.00

    The LTC Benefits Rider illustrated in effect provides for payment of the maximum monthly benefit over a two-year period. Accordingly, the actual maximum monthly amount payable under the LTC Benefits Rider equals the Death Benefit at the time of the claim divided by 24. The EOB Rider illustrated in effect provides for payment of the maximum monthly benefit for an additional two years. The amount of the benefits payable under the EOB Rider is not affected by changes in the Death Benefit.

    We also offer a Guarantee Enhancement Rider. This Rider provides for the lifetime minimum benefits shown as long as the following specified conditions are met: (1) the illustrated Initial Premium is paid in full; (2) you have followed our recommendations, if any, to reduce the Specified Amount and LTC Benefit amount, but never below the minimum shown; and (3) you have made no partial withdrawals or loans from the Policy.

    The charges for optional benefit Riders are deducted from your Policy Account Value as part of the Monthly Deduction. These riders are described in more detail in the prospectus.

    Unless a Guarantee Enhancement Rider is in effect, where the Surrender Value shown in an illustration is zero, the Policy (including any LTC Benefits or EOB Rider) may lapse in accordance with the Grace Period provisions if you do not pay sufficient additional Premium. However, if your Policy lapses while you are collecting LTC Benefits, we will continue to pay you LTC Benefits as provided in your Riders, while you continue to qualify for LTC Benefits.

    Upon request, Lincoln Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Initial Premium, and any available Riders requested.

                                    Illus.-2

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                     MALE STANDARD NON-SMOKER ISSUE AGE 65
                           $37,739.38 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                      VALUES--GUARANTEED COST OF INSURANCE

                                                            0% HYPOTHETICAL
                                                        GROSS INVESTMENT RETURN
                                               ------------------------------------------
       POLICY                                  ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE       PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   ---------   --------   ---------   --------   --------
          1                65        37,739     34,429      31,554     72,000     144,000
          2                66             0     32,324      29,448     72,000     144,000
          3                67             0     30,083      27,208     72,000     144,000
          4                68             0     27,683      24,807     72,000     144,000
          5                69             0     25,086      22,210     72,000     144,000
          6                70             0     22,239      19,363     72,000     144,000
          7                71             0     19,097      16,221     72,000     144,000
          8                72             0     15,602      12,727     72,000     144,000
          9                73             0     11,654       8,779     72,000     144,000
         10                74             0      7,146       4,270     72,000     144,000
         11                75             0          0           0          0           0
         12                76             0          0           0          0           0
         13                77             0          0           0          0           0
         14                78             0          0           0          0           0
         15                79             0          0           0          0           0
         16                80             0          0           0          0           0
         17                81             0          0           0          0           0
         18                82             0          0           0          0           0
         19                83             0          0           0          0           0
         20                84             0          0           0          0           0
         21                85             0          0           0          0           0
         22                86             0          0           0          0           0
         23                87             0          0           0          0           0
         24                88             0          0           0          0           0
         25                89             0          0           0          0           0
         26                90             0          0           0          0           0
         27                91             0          0           0          0           0
         28                92             0          0           0          0           0
         29                93             0          0           0          0           0
         30                94             0          0           0          0           0
         31                95             0          0           0          0           0
         32                96             0          0           0          0           0
         33                97             0          0           0          0           0
         34                98             0          0           0          0           0
         35                99             0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              38,042     35,166      72,000    144,000
          2              39,749     36,873      72,000    144,000
          3              41,554     38,678      72,000    144,000
          4              43,471     40,595      72,000    144,000
          5              45,514     42,639      72,000    144,000
          6              47,694     44,818      72,838    144,838
          7              50,001     47,125      74,759    146,759
          8              52,403     49,527      76,760    148,760
          9              54,883     52,008      78,817    150,817
         10              57,439     54,564      80,940    152,940
         11              60,073     57,773      83,139    155,139
         12              62,789     61,063      85,418    157,418
         13              65,593     64,443      87,781    159,781
         14              68,490     67,915      90,228    162,228
         15              71,484     71,484      92,760    164,760
         16              74,576     74,576      95,375    167,375
         17              77,759     77,759      98,062    170,062
         18              81,023     81,023     100,826    172,826
         19              84,366     84,366     103,670    175,670
         20              87,782     87,782     106,599    178,599
         21              91,277     91,277     109,624    181,624
         22              94,855     94,855     112,753    184,753
         23              98,532     98,532     115,995    187,995
         24             102,324    102,324     119,358    191,358
         25             106,252    106,252     122,845    194,845
         26             110,336    110,336     126,457    198,457
         27             114,607    114,607     130,204    202,204
         28             119,100    119,100     134,084    206,084
         29             123,849    123,849     138,089    210,089
         30             128,865    128,865     142,175    214,175
         31             134,122    134,122     146,279    218,279
         32             139,523    139,523     150,290    222,290
         33             144,866    144,866     154,047    226,047
         34             149,874    149,874     157,411    229,411
         35             155,179    155,179     161,387    233,387

ASSUMPTIONS:

(1) assumes no Policy loans have been made.

(2) values reflect guaranteed cost of insurance charges and guaranteed monthly expense charges.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

                                    Illus.-3

(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    Illus.-4

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                     MALE STANDARD NON-SMOKER ISSUE AGE 65
                           $37,739.38 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                       VALUES--CURRENT COST OF INSURANCE

                                                            0% HYPOTHETICAL
                                                        GROSS INVESTMENT RETURN
                                               ------------------------------------------
       POLICY                                  ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE       PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   ---------   --------   ---------   --------   --------
          1                65        37,739     34,453      31,578     72,000     144,000
          2                66             0     32,398      29,522     72,000     144,000
          3                67             0     30,243      27,367     72,000     144,000
          4                68             0     27,978      25,102     72,000     144,000
          5                69             0     25,593      22,718     72,000     144,000
          6                70             0     23,077      20,202     72,000     144,000
          7                71             0     20,418      17,542     72,000     144,000
          8                72             0     18,062      15,187     72,000     144,000
          9                73             0     15,493      12,618     72,000     144,000
         10                74             0     12,659       9,783     72,000     144,000
         11                75             0      9,515       7,214     72,000     144,000
         12                76             0      6,018       4,293     72,000     144,000
         13                77             0      2,112         962     72,000     144,000
         14                78             0          0           0          0           0
         15                79             0          0           0          0           0
         16                80             0          0           0          0           0
         17                81             0          0           0          0           0
         18                82             0          0           0          0           0
         19                83             0          0           0          0           0
         20                84             0          0           0          0           0
         21                85             0          0           0          0           0
         22                86             0          0           0          0           0
         23                87             0          0           0          0           0
         24                88             0          0           0          0           0
         25                89             0          0           0          0           0
         26                90             0          0           0          0           0
         27                91             0          0           0          0           0
         28                92             0          0           0          0           0
         29                93             0          0           0          0           0
         30                94             0          0           0          0           0
         31                95             0          0           0          0           0
         32                96             0          0           0          0           0
         33                97             0          0           0          0           0
         34                98             0          0           0          0           0
         35                99             0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              38,067     35,191      72,000    144,000
          2              39,826     36,950      72,000    144,000
          3              41,714     38,838      72,000    144,000
          4              43,755     40,879      72,000    144,000
          5              45,974     43,099      72,000    144,000
          6              48,390     45,515      73,901    145,901
          7              50,984     48,108      76,228    148,228
          8              53,967     51,091      79,052    151,052
          9              57,116     54,240      82,024    154,024
         10              60,433     57,558      85,160    157,160
         11              63,927     61,627      88,473    160,473
         12              67,610     65,885      91,977    163,977
         13              71,494     70,344      95,678    167,678
         14              75,590     75,015      99,581    171,581
         15              79,912     79,912     103,697    175,697
         16              84,471     84,471     108,029    180,029
         17              89,270     89,270     112,580    184,580
         18              94,316     94,316     117,367    189,367
         19              99,614     99,614     122,407    194,407
         20             105,177    105,177     127,721    199,721
         21             111,016    111,016     133,331    205,331
         22             117,149    117,149     139,252    211,252
         23             123,599    123,599     145,504    217,504
         24             130,394    130,394     152,100    224,100
         25             137,565    137,565     159,048    231,048
         26             145,145    145,145     166,352    238,352
         27             153,175    153,175     174,021    246,021
         28             161,705    161,705     182,049    254,049
         29             170,786    170,786     190,423    262,423
         30             180,450    180,450     199,089    271,089
         31             190,702    190,702     207,987    279,987
         32             200,366    200,366     215,828    287,828
         33             210,032    210,032     223,342    295,342
         34             220,314    220,314     231,393    303,393
         35             231,529    231,529     240,790    312,790

ASSUMPTIONS:

(1) assumes no Policy loans have been made.

(2) values reflect current cost of insurance charges and current monthly expense charges.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

                                    Illus.-5

(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    Illus.-6

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                    FEMALE STANDARD NON-SMOKER ISSUE AGE 65
                           $33,726.44 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                      VALUES--GUARANTEED COST OF INSURANCE

                                                            0% HYPOTHETICAL
                                                        GROSS INVESTMENT RETURN
                                               ------------------------------------------
       POLICY                                  ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE       PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   ---------   --------   ---------   --------   --------
          1                65       $33,726    $30,892     $28,194    $72,000    $144,000
          2                66             0     29,174      26,476     72,000     144,000
          3                67             0     27,388      24,689     72,000     144,000
          4                68             0     25,527      22,828     72,000     144,000
          5                69             0     23,572      20,874     72,000     144,000
          6                70             0     21,496      18,798     72,000     144,000
          7                71             0     19,269      16,571     72,000     144,000
          8                72             0     16,846      14,148     72,000     144,000
          9                73             0     14,166      11,468     72,000     144,000
         10                74             0     11,169       8,471     72,000     144,000
         11                75             0      7,797       5,638     72,000     144,000
         12                76             0      3,969       2,350     72,000     144,000
         13                77             0          0           0          0           0
         14                78             0          0           0          0           0
         15                79             0          0           0          0           0
         16                80             0          0           0          0           0
         17                81             0          0           0          0           0
         18                82             0          0           0          0           0
         19                83             0          0           0          0           0
         20                84             0          0           0          0           0
         21                85             0          0           0          0           0
         22                86             0          0           0          0           0
         23                87             0          0           0          0           0
         24                88             0          0           0          0           0
         25                89             0          0           0          0           0
         26                90             0          0           0          0           0
         27                91             0          0           0          0           0
         28                92             0          0           0          0           0
         29                93             0          0           0          0           0
         30                94             0          0           0          0           0
         31                95             0          0           0          0           0
         32                96             0          0           0          0           0
         33                97             0          0           0          0           0
         34                98             0          0           0          0           0
         35                99             0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1            $ 34,113   $ 31,415    $ 72,000   $144,000
          2              35,773     33,075      72,000    144,000
          3              37,540     34,842      72,000    144,000
          4              39,433     36,735      72,000    144,000
          5              41,462     38,764      72,000    144,000
          6              43,635     40,937      72,695    144,695
          7              45,949     43,251      74,629    146,629
          8              48,379     45,681      76,642    148,642
          9              50,910     48,212      78,716    150,716
         10              53,539     50,841      80,862    152,862
         11              56,270     54,112      83,088    155,088
         12              59,103     57,484      85,392    157,392
         13              62,043     60,964      87,782    159,782
         14              65,094     64,554      90,258    162,258
         15              68,256     68,256      92,818    164,818
         16              71,529     71,529      95,458    167,458
         17              74,905     74,905      98,175    170,175
         18              78,374     78,374     100,964    172,964
         19              81,930     81,930     103,831    175,831
         20              85,568     85,568     106,782    178,782
         21              89,290     89,290     109,825    181,825
         22              93,104     93,104     112,969    184,969
         23              97,018     97,018     116,218    188,218
         24             101,043    101,043     119,576    191,576
         25             105,192    105,192     123,048    195,048
         26             109,488    109,488     126,644    198,644
         27             113,954    113,954     130,363    202,363
         28             118,617    118,617     134,205    206,205
         29             123,502    123,502     138,163    210,163
         30             128,623    128,623     142,206    214,206
         31             133,954    133,954     146,267    218,267
         32             139,396    139,396     150,237    222,237
         33             144,754    144,754     153,959    225,959
         34             149,760    149,760     157,301    229,301
         35             155,062    155,062     161,264    233,264

ASSUMPTIONS:

(1) assumes no Policy loans have been made.

(2) values reflect guaranteed cost of insurance charges and guaranteed monthly expense charges.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

                                    Illus.-7

(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    Illus.-8

                                   INDIVIDUAL
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        WITH LTC BENEFITS RIDER (2 YEAR)
                    FEMALE STANDARD NON-SMOKER ISSUE AGE 65
                           $33,726.44 INITIAL PREMIUM
                            $72,000 SPECIFIED AMOUNT
                      $72,000 LTC BENEFIT UNDER EOB RIDER
                       $144,000 TOTAL INITIAL LTC BENEFIT
                       VALUES--CURRENT COST OF INSURANCE

                                                            0% HYPOTHETICAL
                                                        GROSS INVESTMENT RETURN
                                               ------------------------------------------
       POLICY                                  ACCOUNT    SURRENDER    DEATH       LTC
        YEAR              AGE       PREMIUM     VALUE       VALUE     BENEFIT    BENEFIT
---------------------   --------   ---------   --------   ---------   --------   --------
          1                65        33,726     30,916      28,218     72,000     144,000
          2                66             0     29,222      26,524     72,000     144,000
          3                67             0     27,460      24,761     72,000     144,000
          4                68             0     25,623      22,925     72,000     144,000
          5                69             0     23,693      20,995     72,000     144,000
          6                70             0     21,655      18,957     72,000     144,000
          7                71             0     19,494      16,796     72,000     144,000
          8                72             0     17,759      15,060     72,000     144,000
          9                73             0     15,890      13,191     72,000     144,000
         10                74             0     13,863      11,165     72,000     144,000
         11                75             0     11,643       9,484     72,000     144,000
         12                76             0      9,206       7,587     72,000     144,000
         13                77             0      6,508       5,429     72,000     144,000
         14                78             0      3,516       2,976     72,000     144,000
         15                79             0        164         164     72,000     144,000
         16                80             0          0           0          0           0
         17                81             0          0           0          0           0
         18                82             0          0           0          0           0
         19                83             0          0           0          0           0
         20                84             0          0           0          0           0
         21                85             0          0           0          0           0
         22                86             0          0           0          0           0
         23                87             0          0           0          0           0
         24                88             0          0           0          0           0
         25                89             0          0           0          0           0
         26                90             0          0           0          0           0
         27                91             0          0           0          0           0
         28                92             0          0           0          0           0
         29                93             0          0           0          0           0
         30                94             0          0           0          0           0
         31                95             0          0           0          0           0
         32                96             0          0           0          0           0
         33                97             0          0           0          0           0
         34                98             0          0           0          0           0
         35                99             0          0           0          0           0

                                    10% HYPOTHETICAL
                                GROSS INVESTMENT RETURN
                       ------------------------------------------
       POLICY          ACCOUNT    SURRENDER    DEATH       LTC
        YEAR            VALUE       VALUE     BENEFIT    BENEFIT
---------------------  --------   ---------   --------   --------
          1              34,138     31,440      72,000    144,000
          2              35,826     33,128      72,000    144,000
          3              37,624     34,926      72,000    144,000
          4              39,551     36,853      72,000    144,000
          5              41,618     38,920      72,000    144,000
          6              43,841     41,143      73,037    145,037
          7              46,218     43,520      75,067    147,067
          8              49,042     46,344      77,693    149,693
          9              52,032     49,334      80,452    152,452
         10              55,198     52,499      83,366    155,366
         11              58,542     56,384      86,443    158,443
         12              62,079     60,461      89,692    161,692
         13              65,817     64,738      93,122    165,122
         14              69,771     69,232      96,744    168,744
         15              73,949     73,949     100,559    172,559
         16              78,359     78,359     104,573    176,573
         17              83,006     83,006     108,793    180,793
         18              87,895     87,895     113,229    185,229
         19              93,032     93,032     117,902    189,902
         20              98,427     98,427     122,829    194,829
         21             104,094    104,094     128,033    200,033
         22             110,048    110,048     133,527    205,527
         23             116,307    116,307     139,324    211,324
         24             122,892    122,892     145,432    217,432
         25             129,829    129,829     151,867    223,867
         26             137,152    137,152     158,642    230,642
         27             144,892    144,892     165,756    237,756
         28             153,090    153,090     173,210    245,210
         29             161,789    161,789     180,995    252,995
         30             171,018    171,018     189,078    261,078
         31             180,780    180,780     197,397    269,397
         32             190,479    190,479     205,292    277,292
         33             200,557    200,557     213,310    285,310
         34             211,458    211,458     222,105    294,105
         35             223,405    223,405     232,341    304,341

ASSUMPTIONS:

(1) assumes no Policy loans have been made.

(2) values reflect current cost of insurance charges and current monthly expense charges.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

                                    Illus.-9

(4) Death Benefit reflects current Internal Revenue Code requirements based on the cash value accumulation test.

(5) when the Surrender Value is zero, the Policy might lapse in accordance with the Grace Period provisions unless sufficient additional Premium is paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, POLICY ACCOUNT VALUE, SURRENDER VALUE, AND LTC BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0% AND 10% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   Illus.-10